Item 1. Reports to Stockholders

        SunAmerica Focused Series, Inc., Semiannual Report at April 30, 2006.


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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07797
                                   ---------------------------------------------

                         SunAmerica Focused Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                              Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period: April 30, 2006
                         -------------------------


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SUNAMERICA

FOCUSED PORTFOLIOS

2006 SEMIANNUAL REPORT

-    FOCUSED ASSET ALLOCATION STRATEGIES

-    FOCUSED PORTFOLIOS

[GRAPHIC]

[AIG SunAmerica Mutual Funds LOGO]

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APRIL 30, 2006                                                 SEMIANNUAL REPORT

SUNAMERICA FOCUSED PORTFOLIOS

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

   FOCUSED EQUITY STRATEGY PORTFOLIO (FESAX)

   FOCUSED MULTI-ASSET STRATEGY PORTFOLIO (FASAX)

   FOCUSED BALANCED STRATEGY PORTFOLIO (FBAAX)

   FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO (FFEAX)

   FOCUSED FIXED INCOME STRATEGY PORTFOLIO (N/A)

SUNAMERICA FOCUSED LARGE-CAP GROWTH PORTFOLIO (SSFAX)

SUNAMERICA FOCUSED MULTI-CAP GROWTH PORTFOLIO (SSAAX)

SUNAMERICA FOCUSED MID-CAP GROWTH PORTFOLIO (N/A)

SUNAMERICA FOCUSED SMALL-CAP GROWTH PORTFOLIO (NSKAX)

SUNAMERICA FOCUSED LARGE-CAP VALUE PORTFOLIO (SSLAX)

SUNAMERICA FOCUSED MULTI-CAP VALUE PORTFOLIO (SFVAX)

SUNAMERICA FOCUSED MID-CAP VALUE PORTFOLIO (N/A)

SUNAMERICA FOCUSED SMALL-CAP VALUE PORTFOLIO (SSSAX)

SUNAMERICA FOCUSED GROWTH AND INCOME PORTFOLIO (FOGAX)

SUNAMERICA FOCUSED INTERNATIONAL EQUITY PORTFOLIO (SFINX)

SUNAMERICA FOCUSED TECHNOLOGY PORTFOLIO (STNAX)

SUNAMERICA FOCUSED DIVIDEND STRATEGY PORTFOLIO (FDSAX)

TABLE OF CONTENTS

A MESSAGE FROM THE PRESIDENT                                                   1
EXPENSE EXAMPLE                                                                3
STATEMENT OF ASSETS AND LIABILITIES                                            8
STATEMENT OF OPERATIONS                                                       16
STATEMENT OF CHANGES IN NET ASSETS                                            21
FINANCIAL HIGHLIGHTS                                                          27
PORTFOLIO OF INVESTMENTS                                                      42
NOTES TO FINANCIAL STATEMENTS                                                 80
APPROVAL OF ADVISORY AGREEMENTS                                              110
DIRECTOR AND OFFICER INFORMATION                                             113

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                                              [AIG SunAmerica Mutual Funds LOGO]

A MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDERS:

     We are pleased to present this semiannual update for the SunAmerica Focused Portfolios for the period ended April 30, 2006.

     Most of the major U.S. equity indices posted robust gains for the six months ended April 30, 2006, despite continued geopolitical tensions, record-setting energy prices and four additional interest rate hikes by the Federal Reserve Board. Also impacting the equity markets was uncertainty regarding the direction of monetary policy under new Federal Reserve Chairman Ben Bernanke. With all that, strong equity returns were driven primarily by solid growth in corporate earnings, a resilient U.S. economy, reasonable stock valuations and moderate core inflation. Commodity markets soared, pushing stock prices up for companies related to precious industrial metal sectors, including energy, materials & processing and producer durables. However, these same forces posed an increasing challenge to commodity consumers, including airlines and other transportation industries. The healthcare and consumer-related sectors also lagged.

     All equity asset classes advanced but smaller company stocks performed best. Mid-cap stocks and then large-cap stocks followed. Value stocks outperformed growth stocks in the large-cap, mid-cap and small-cap sectors.

     Given this backdrop, all of the SunAmerica Focused Portfolios produced positive absolute returns during the period, adding value for our investors. Eight SunAmerica Focused Portfolios and four Focused Asset Allocation Strategies outperformed their respective benchmark index and/or Lipper peer group for the six-month period ended April 30, 2006.

     AIG SunAmerica continued to enhance its array of focused investment options to help you and your adviser fulfill your asset allocation objectives. Most importantly, we enthusiastically welcomed several new portfolio managers and are extremely proud that many world-class managers lend their stock-picking talents and market insights to our SunAmerica Focused Portfolios.

     SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Today, our family of Focused Portfolios includes 12 mutual funds. The SunAmerica Focused Portfolios generally feature three world class managers, each of whom selects their top stocks for the fund.(1) We believe this focused strategy, which is used by many institutional investors, offers efficient asset allocation opportunities(2) and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors do not receive any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.(1), (3) Whether you invest in the Focused Portfolios separately or you invest in a predetermined mix of them through our Focused Asset Allocation Strategies, we believe the multi-managed, style-specific portfolios we offer provide essential building blocks for a well-constructed equity portfolio.

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[AIG SunAmerica Mutual Funds LOGO]

     On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Focused Portfolios for the period ended April 30, 2006.

     We thank you for investing in the SunAmerica Focused Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,


/s/ Peter A. Harbeck
-------------------------------------
Peter A. Harbeck
PRESIDENT & CEO
AIG SunAmerica Asset Management Corp.

(1) Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Due to potential overlap in each manager's selection, some portfolios may hold less than 30 stocks. The managers in the Focused Small-Cap Growth and Focused Small-Cap Value portfolios each select 20 stocks due to liquidity issues, so each of these portfolios may hold as many as 60 stocks. The Focused Dividend Strategy employs a "buy and hold" strategy with up to 30 high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

(2) Asset allocation does not guarantee profit, nor does it protect against loss.

(3) Source: PORTFOLIO SELECTION, 2nd edition, 1991. As cited in A RANDOM WALK DOWN WALL STREET, Malkiel, Burton. Norton and Company. 1999.

----------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                              [AIG SunAmerica Mutual Funds LOGO]

EXPENSE EXAMPLE -- APRIL 30, 2006 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Focused International Equity Portfolio only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2005 and held until April 30, 2006.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended April 30, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the six months ended April 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended April 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended April 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the six months ended April 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended April 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended April 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's Prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

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[AIG SunAmerica Mutual Funds LOGO]

                                          ACTUAL                               HYPOTHETICAL
                           ------------------------------------  ---------------------------------------
                                          ENDING      EXPENSES                ENDING ACCOUNT   EXPENSES
                                          ACCOUNT       PAID                    VALUE USING      PAID
                            BEGINNING   VALUE USING  DURING THE   BEGINNING   A HYPOTHETICAL  DURING THE   EXPENSE
                             ACCOUNT      ACTUAL     SIX MONTHS    ACCOUNT      5% ASSUMED    SIX MONTHS    RATIO
                             VALUE AT    RETURN AT      ENDED      VALUE AT      RETURN AT       ENDED      AS OF
                           NOVEMBER 1,   APRIL 30,    APRIL 30,  NOVEMBER 1,     APRIL 30,     APRIL 30,  APRIL 30,
PORTFOLIO                      2005        2006         2006*        2005          2006         2006*       2006*
---------                  -----------  -----------  ----------  -----------  --------------  ----------  ---------
Focused Equity Strategy#+
   Class A                  $1,000.00    $1,108.40     $ 0.89     $1,000.00      $1,023.95       $ 0.85     0.17%
   Class B                  $1,000.00    $1,104.55     $ 4.38     $1,000.00      $1,020.63       $ 4.21     0.84%
   Class C                  $1,000.00    $1,105.12     $ 4.23     $1,000.00      $1,020.78       $ 4.06     0.81%
   Class I                  $1,000.00    $1,109.41     $ 0.78     $1,000.00      $1,024.05       $ 0.75     0.15%
Focused Multi-Asset
Strategy#+
   Class A                  $1,000.00    $1,111.16     $ 0.84     $1,000.00      $1,024.00       $ 0.80     0.16%
   Class B                  $1,000.00    $1,108.49     $ 4.29     $1,000.00      $1,020.73       $ 4.11     0.82%
   Class C                  $1,000.00    $1,107.85     $ 4.23     $1,000.00      $1,020.78       $ 4.06     0.81%
Focused Balanced
Strategy#+
   Class A                  $1,000.00    $1,075.64     $ 0.87     $1,000.00      $1,023.95       $ 0.85     0.17%
   Class B                  $1,000.00    $1,072.28     $ 4.32     $1,000.00      $1,020.63       $ 4.21     0.84%
   Class C                  $1,000.00    $1,072.18     $ 4.16     $1,000.00      $1,020.78       $ 4.06     0.81%
   Class I                  $1,000.00    $1,075.82     $ 0.77     $1,000.00      $1,024.05       $ 0.75     0.15%
Focused Fixed Income
and Equity Strategy#+
   Class A                  $1,000.00    $1,045.59     $ 1.27     $1,000.00      $1,023.55       $ 1.25     0.25%
   Class B                  $1,000.00    $1,040.81     $ 4.55     $1,000.00      $1,020.33       $ 4.51     0.90%
   Class C                  $1,000.00    $1,040.81     $ 4.55     $1,000.00      $1,020.33       $ 4.51     0.90%
   Class I                  $1,000.00    $1,045.17     $ 0.76     $1,000.00      $1,024.05       $ 0.75     0.15%
Focused Fixed Income
Strategy#+
   Class A                  $1,000.00    $1,029.81     $ 1.26     $1,000.00      $1,023.55       $ 1.25     0.25%
   Class B                  $1,000.00    $1,026.36     $ 4.52     $1,000.00      $1,020.33       $ 4.51     0.90%
   Class C                  $1,000.00    $1,026.41     $ 4.52     $1,000.00      $1,020.33       $ 4.51     0.90%
Focused Large-Cap
Growth@
   Class A                  $1,000.00    $1,062.89     $ 7.72     $1,000.00      $1,017.31       $ 7.55     1.51%
   Class B                  $1,000.00    $1,059.59     $11.23     $1,000.00      $1,013.88       $10.99     2.20%
   Class C                  $1,000.00    $1,059.55     $11.13     $1,000.00      $1,013.98       $10.89     2.18%
   Class Z                  $1,000.00    $1,066.01     $ 4.76     $1,000.00      $1,020.18       $ 4.66     0.93%
Focused Multi-Cap
Growth#@
   Class A                  $1,000.00    $1,117.62     $ 9.03     $1,000.00      $1,016.27       $ 8.60     1.72%
   Class B                  $1,000.00    $1,113.70     $12.42     $1,000.00      $1,013.04       $11.83     2.37%
   Class C                  $1,000.00    $1,114.24     $12.42     $1,000.00      $1,013.04       $11.83     2.37%
Focused Mid-Cap
Growth#(1)
   Class A                  $1,000.00    $1,198.24     $ 9.37     $1,000.00      $1,016.27       $ 8.60     1.72%
   Class B                  $1,000.00    $1,194.44     $12.90     $1,000.00      $1,013.04       $11.83     2.37%
   Class C                  $1,000.00    $1,195.26     $12.90     $1,000.00      $1,013.04       $11.83     2.37%
   Class I                  $1,000.00    $1,199.46     $ 8.83     $1,000.00      $1,016.76       $ 8.10     1.62%

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                                              [AIG SunAmerica Mutual Funds LOGO]

                                          ACTUAL                               HYPOTHETICAL
                           ------------------------------------  ---------------------------------------
                                          ENDING      EXPENSES                ENDING ACCOUNT   EXPENSES
                                          ACCOUNT       PAID                    VALUE USING      PAID
                            BEGINNING   VALUE USING  DURING THE   BEGINNING   A HYPOTHETICAL  DURING THE   EXPENSE
                             ACCOUNT      ACTUAL     SIX MONTHS    ACCOUNT      5% ASSUMED    SIX MONTHS    RATIO
                             VALUE AT    RETURN AT      ENDED      VALUE AT      RETURN AT       ENDED      AS OF
                           NOVEMBER 1,   APRIL 30,    APRIL 30,  NOVEMBER 1,     APRIL 30,     APRIL 30,  APRIL 30,
PORTFOLIO                      2005        2006         2006*        2005          2006         2006*       2006*
---------                  -----------  -----------  ----------  -----------  --------------  ----------  ---------
Focused Small-Cap
Growth#@(1)
   Class A                  $1,000.00    $1,228.40     $ 9.45     $1,000.00      $1,016.31      $ 8.55      1.71%
   Class B                  $1,000.00    $1,224.96     $13.07     $1,000.00      $1,013.04      $11.83      2.37%
   Class C                  $1,000.00    $1,224.42     $13.07     $1,000.00      $1,013.04      $11.83      2.37%
   Class I                  $1,000.00    $1,229.62     $ 8.96     $1,000.00      $1,016.76      $ 8.10      1.62%
Focused Large-Cap
Value#
   Class A                  $1,000.00    $1,081.54     $ 8.46     $1,000.00      $1,016.66      $ 8.20      1.64%
   Class B                  $1,000.00    $1,077.97     $12.21     $1,000.00      $1,013.04      $11.83      2.37%
   Class C                  $1,000.00    $1,077.85     $12.00     $1,000.00      $1,013.24      $11.63      2.33%
Focused Multi-Cap
Value#@
   Class A                  $1,000.00    $1,134.79     $ 9.10     $1,000.00      $1,016.27      $ 8.60      1.72%
   Class B                  $1,000.00    $1,131.12     $12.52     $1,000.00      $1,013.04      $11.83      2.37%
   Class C                  $1,000.00    $1,130.70     $12.52     $1,000.00      $1,013.04      $11.83      2.37%
Focused Mid-Cap
Value#@(1)
   Class A                  $1,000.00    $1,178.85     $ 9.29     $1,000.00      $1,016.27      $ 8.60      1.72%
   Class B                  $1,000.00    $1,174.42     $12.78     $1,000.00      $1,013.04      $11.83      2.37%
   Class C                  $1,000.00    $1,175.23     $12.78     $1,000.00      $1,013.04      $11.83      2.37%
   Class I                  $1,000.00    $1,180.07     $ 8.76     $1,000.00      $1,016.76      $ 8.10      1.62%
Focused Small-Cap
Value#@(1)
   Class A                  $1,000.00    $1,114.22     $ 8.81     $1,000.00      $1,016.46      $ 8.40      1.68%
   Class B                  $1,000.00    $1,110.32     $12.40     $1,000.00      $1,013.04      $11.83      2.37%
   Class C                  $1,000.00    $1,110.68     $12.40     $1,000.00      $1,013.04      $11.83      2.37%
Focused Growth and
Income#@
   Class A                  $1,000.00    $1,112.67     $ 9.01     $1,000.00      $1,016.27      $ 8.60      1.72%
   Class B                  $1,000.00    $1,108.78     $12.39     $1,000.00      $1,013.04      $11.83      2.37%
   Class C                  $1,000.00    $1,108.85     $12.39     $1,000.00      $1,013.04      $11.83      2.37%
Focused International
Equity#@
   Class A                  $1,000.00    $1,214.65     $10.71     $1,000.00      $1,015.12      $ 9.74      1.95%
   Class B                  $1,000.00    $1,210.42     $14.25     $1,000.00      $1,011.90      $12.97      2.60%
   Class C                  $1,000.00    $1,210.79     $14.25     $1,000.00      $1,011.90      $12.97      2.60%
Focused Technology#@
   Class A                  $1,000.00    $1,098.23     $10.25     $1,000.00      $1,015.03      $ 9.84      1.97%
   Class B                  $1,000.00    $1,093.18     $13.60     $1,000.00      $1,011.80      $13.07      2.62%
   Class C                  $1,000.00    $1,093.02     $13.60     $1,000.00      $1,011.80      $13.07      2.62%

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[AIG SunAmerica Mutual Funds LOGO]

                                      ACTUAL                                       HYPOTHETICAL
                   --------------------------------------------   ---------------------------------------------
                                                                                                 ENDING ACCOUNT
                                 ENDING ACCOUNT   EXPENSES PAID                   VALUE USING     EXPENSE PAID
                    BEGINNING      VALUE USING     DURING THE      BEGINNING    A HYPOTHETICAL      URING THE      EXPENSES
                     ACCOUNT         ACTUAL         SIX MONTHS      ACCOUNT       5% ASSUMED       SIX MONTHS       RATIO
                     VALUE AT       RETURN AT         ENDED         VALUE AT       RETURN AT          ENDED         AS OF
                   NOVEMBER 1,      APRIL 30,       APRIL 30,     NOVEMBER 1,      APRIL 30,        APRIL 30,     APRIL 30,
PORTFOLIO              2005           2006            2006*          2005            2006             2006*         2006*
----------------   -----------   --------------   -------------   -----------   --------------   --------------   ---------
Focused Dividend
Strategy#
   Class A          $1,000.00       $1,195.99         $5.17        $1,000.00       $1,020.08          $4.76          0.95%
   Class B          $1,000.00       $1,192.21         $8.70        $1,000.00       $1,016.86          $8.00          1.60%
   Class C          $1,000.00       $1,191.39         $8.69        $1,000.00       $1,016.86          $8.00          1.60%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus and/or your qualified retirement plan document for more information.

# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2006" and the "Expense Ratios" would have been lower.

+ Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

(1)  See Note 1

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

                                       ACTUAL                                       HYPOTHETICAL
                    --------------------------------------------   ---------------------------------------------
                                                                                 ENDING ACCOUNT
                                  ENDING ACCOUNT   EXPENSES PAID                   VALUE USING     EXPENSES PAID
                     BEGINNING      VALUE USING      DURING THE     BEGINNING    A HYPOTHETICAL     DURING THE      EXPENSE
                      ACCOUNT         ACTUAL         SIX MONTHS      ACCOUNT      5.0% ASSUMED      SIX MONTHS       RATIO
                      VALUE AT      RETURN AT          ENDED         VALUE AT       RETURN AT          ENDED         AS OF
                    NOVEMBER 1,      APRIL 30,       APRIL 30,     NOVEMBER 1,      APRIL 30,        APRIL 30,     APRIL 30,
PORTFOLIO              2005            2006*            2006           2005           2006             2006*         2006*
-----------------   -----------   --------------   -------------   -----------   --------------   --------------   ---------
Focused Large-Cap
Growth
   Class A           $1,000.00      $1,062.89          $ 7.62       $1,000.00       $1,017.41         $ 7.45          1.49%
   Class B           $1,000.00      $1,059.59          $11.13       $1,000.00       $1,013.98         $10.89          2.18%
   Class C           $1,000.00      $1,059.55          $11.03       $1,000.00       $1,014.08         $10.79          2.16%
   Class Z           $1,000.00      $1,066.01          $ 4.66       $1,000.00       $1,020.28         $ 4.56          0.91%
Focused Multi-Cap
Growth#
   Class A           $1,000.00      $1,117.62          $ 8.98       $1,000.00       $1,016.31         $ 8.55          1.71%
   Class B           $1,000.00      $1,113.70          $12.37       $1,000.00       $1,013.09         $11.78          2.36%
   Class C           $1,000.00      $1,114.24          $12.37       $1,000.00       $1,013.09         $11.78          2.36%

                                              [AIG SunAmerica Mutual Funds LOGO]

                                            ACTUAL                                      HYPOTHETICAL
                        ---------------------------------------------   --------------------------------------------
                                                                                      ENDING ACCOUNT
                                       ENDING ACCOUNT   EXPENSES PAID                   VALUE USING    EXPENSES PAID
                         BEGINNING      VALUE USING      DURING THE      BEGINNING    A HYPOTHETICAL     DURING THE     EXPENSE
                          ACCOUNT         ACTUAL          SIX MONTHS      ACCOUNT      5.0% ASSUMED      SIX MONTHS      RATIO
                          VALUE AT       RETURN AT          ENDED         VALUE AT       RETURN AT         ENDED         AS OF
                        NOVEMBER 1,      APRIL 30,        APRIL 30,     NOVEMBER 1,      APRIL 30,       APRIL 30,     APRIL 30,
PORTFOLIO                   2005           2006*            2006            2005           2006           2006*           2006*
---------------------   -----------   ---------------   -------------   -----------   --------------   -------------   ---------
Focused Small-Cap
Growth#(1)
   Class A               $1,000.00       $1,228.40          $ 9.45       $1,000.00       $1,016.31         $ 8.55         1.71%
   Class B               $1,000.00       $1,224.96          $13.07       $1,000.00       $1,013.04         $11.83         2.37%
   Class C               $1,000.00       $1,224.42          $13.07       $1,000.00       $1,013.04         $11.83         2.37%
   Class I               $1,000.00       $1,229.62          $ 8.96       $1,000.00       $1,016.76         $ 8.10         1.62%
Focused Multi-Cap
Value#
   Class A               $1,000.00       $1,134.79          $ 9.10       $1,000.00       $1,016.27         $ 8.60         1.72%
   Class B               $1,000.00       $1,131.12          $12.52       $1,000.00       $1,013.04         $11.83         2.37%
   Class C               $1,000.00       $1,130.70          $12.52       $1,000.00       $1,013.04         $11.83         2.37%
Focused Mid-Cap
Value#(1)
   Class A               $1,000.00       $1,178.85          $ 8.97       $1,000.00       $1,016.56         $ 8.30         1.66%
   Class B               $1,000.00       $1,174.42          $12.62       $1,000.00       $1,013.19         $11.68         2.34%
   Class C               $1,000.00       $1,175.23          $12.57       $1,000.00       $1,013.24         $11.63         2.33%
   Class I               $1,000.00       $1,180.07          $ 8.43       $1,000.00       $1,017.06         $ 7.80         1.56%
Focused Small-Cap
Value#(1)
   Class A               $1,000.00       $1,114.22          $ 8.60       $1,000.00       $1,016.66         $ 8.20         1.64%
   Class B               $1,000.00       $1,110.32          $12.24       $1,000.00       $1,013.19         $11.68         2.34%
   Class C               $1,000.00       $1,110.68          $12.25       $1,000.00       $1,013.19         $11.68         2.34%
Focused Growth and
Income#
   Class A               $1,000.00       $1,112.67          $ 8.96       $1,000.00       $1,016.31         $ 8.55         1.71%
   Class B               $1,000.00       $1,108.78          $12.34       $1,000.00       $1,013.09         $11.78         2.36%
   Class C               $1,000.00       $1,108.85          $12.34       $1,000.00       $1,013.09         $11.78         2.36%
Focused International
Equity#
   Class A               $1,000.00       $1,214.65          $10.65       $1,000.00       $1,015.17         $ 9.69         1.94%
   Class B               $1,000.00       $1,210.42          $14.19       $1,000.00       $1,011.95         $12.92         2.59%
   Class C               $1,000.00       $1,210.79          $14.20       $1,000.00       $1,011.95         $12.92         2.59%
Focused Technology#
   Class A               $1,000.00       $1,098.23          $10.20       $1,000.00       $1,015.08         $ 9.79         1.96%
   Class B               $1,000.00       $1,093.18          $13.55       $1,000.00       $1,011.85         $13.02         2.61%
   Class C               $1,000.00       $1,093.02          $13.54       $1,000.00       $1,011.85         $13.02         2.61%

[AIG SunAmerica Mutual Funds LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 -- (UNAUDITED)

                                                FOCUSED        FOCUSED        FOCUSED          FOCUSED          FOCUSED
                                                EQUITY       MULTI-ASSET      BALANCED    FIXED INCOME AND   FIXED INCOME
                                               STRATEGY       STRATEGY        STRATEGY     EQUITY STRATEGY     STRATEGY
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             ----------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
(unaffiliated)*                              $         --   $         --   $         --      $        --      $        --
Long-term investment securities, at value
(affiliated)*                                 684,917,877    842,386,526    494,680,083       66,796,729       23,995,477
Short-term investment securities, at value
(unaffiliated)*                                        --             --             --               --               --
Repurchase agreements (cost equals
market value)                                          --             --             --               --               --
                                             ------------   ------------   ------------   ----------------   ------------
Total investments                             684,917,877    842,386,526    494,680,083       66,796,729       23,995,477
                                             ------------   ------------   ------------   ----------------   ------------
Cash                                                   --             --             --               --               --
Foreign cash*                                          --             --             --               --               --
Due from broker                                        --             --             --               --               --
Receivable for--
   Fund shares sold                             1,843,181      2,572,090      1,368,779           34,656           58,799
   Dividends and interest                              --             --             --               --               --
   Investments sold                                    --             --             --               --               --
Prepaid expenses and other assets                   4,896          5,839          3,839              571              233
Due from investment advisor for expense
reimbursements/fee waivers                            922             --            973            3,168            5,654
Variation margin on futures contracts                  --             --             --               --               --
                                             ------------   ------------   ------------   ----------------   ------------
Total assets                                  686,766,876    844,964,455    496,053,674       66,835,124       24,060,163
                                             ------------   ------------   ------------   ----------------   ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                         1,307,195      1,210,748        828,158           85,424          126,317
   Investments purchased                               --             --             --               --               --
   Investment advisory and
   management fees                                 56,356         68,598         40,728            5,531            1,980
   Distribution and service
   maintenance fees                               248,996        304,608        182,001           23,097            8,618
   Transfer agent fees and expenses                24,451         20,676         23,012            4,632            5,889
   Directors' fees and expenses                    12,386         12,895         11,872            2,075              862
   Other accrued expenses                         112,710         99,625         79,309           38,194           28,803
   Dividends payable                                   --             --             --               --           62,448
   Due to investment advisor for expense
   recoupment                                          --             --             --               --               --
                                             ------------   ------------   ------------   ----------------   ------------
Total liabilities                               1,762,094      1,717,150      1,165,080          158,953          234,917
                                             ------------   ------------   ------------   ----------------   ------------
Net Assets                                   $685,004,782   $843,247,305   $494,888,594      $66,676,171      $23,825,246
                                             ============   ============   ============      ===========      ===========
*Cost
Long-term investment securities
(unaffiliated)                               $         --   $         --   $         --      $        --      $        --
                                             ============   ============   ============      ===========      ===========
Long-term investment securities
(affiliated)                                 $600,558,985   $715,228,721   $452,099,436      $63,753,212      $23,652,871
                                             ============   ============   ============      ===========      ===========
Short-term investment securities
(unaffiliated)                               $         --   $         --   $         --      $        --      $        --
                                             ============   ============   ============      ===========      ===========
Foreign cash                                 $         --   $         --   $         --      $        --      $        --
                                             ============   ============   ============      ===========      ===========

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                                                 FOCUSED
                                    FOCUSED        FOCUSED       FOCUSED      FIXED INCOME      FOCUSED
                                    EQUITY       MULTI-ASSET     BALANCED      AND EQUITY    FIXED INCOME
                                   STRATEGY       STRATEGY       STRATEGY       STRATEGY       STRATEGY
                                   PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                 ------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
(3 billion shares
authorized)                      $      3,547   $      4,460   $      2,985   $       478    $       188
Paid-in capital                   576,978,656    688,307,950    441,905,831    63,045,272     23,939,579
                                 ------------   ------------   ------------   -----------    -----------
                                  576,982,203    688,312,410    441,908,816    63,045,750     23,939,767
Accumulated undistributed net
   investment income (loss)        (8,232,889)    (7,282,834)    (4,490,977)     (290,159)       (67,823)
Accumulated undistributed net
realized gain (loss) on
investments, futures
contracts, options
contracts, foreign exchange
transactions and capital
gain distributions received
   from underlying funds           31,896,576     35,059,924     14,890,108       877,063       (389,304)
Unrealized appreciation
(depreciation) on investments      84,358,892    127,157,805     42,580,647     3,043,517        342,606
Unrealized appreciation
(depreciation) on futures
contracts and options
contracts                                  --             --             --            --             --
Unrealized foreign exchange
gain (loss) on other assets
and liabilities                            --             --             --            --             --
                                 ------------   ------------   ------------   -----------    -----------
Net Assets                       $685,004,782   $843,247,305   $494,888,594   $66,676,171    $23,825,246
                                 ============   ============   ============   ===========    ===========
CLASS A:
Net assets                       $213,195,212   $267,910,904   $146,984,893   $23,714,066    $ 7,928,101
Shares outstanding                 10,959,325     14,105,949      8,859,537     1,698,036        624,734
Net asset value and redemption
price per share (excluding any
applicable contingent deferred
sales charge)                    $      19.45   $      18.99   $      16.59   $     13.97    $     12.69
Maximum sales charge (5.75% of
offering price)                          1.19           1.16           1.01          0.85           0.77
                                 ------------   ------------   ------------   -----------    -----------
Maximum offering price to
public                           $      20.64   $      20.15   $      17.60   $     14.82    $     13.46
                                 ============   ============   ============   ===========    ===========
CLASS B:
Net assets                       $130,847,464   $160,008,559   $117,612,740   $15,728,853    $ 6,037,076
Shares outstanding                  6,800,501      8,481,344      7,101,606     1,127,999        476,074
Net asset value, offering and
redemption price per share
(excluding any applicable
contingent deferred sales
charge)                          $      19.24   $      18.87   $      16.56   $     13.94    $     12.68
                                 ============   ============   ============   ============   ============
CLASS C:
Net assets                       $335,356,091   $415,327,842   $ 222,641,57   $27,121,071    $ 9,860,069
Shares outstanding                 17,425,355     22,009,403     13,422,776     1,945,166        777,746
Net asset value, offering and
redemption price per share
(excluding any applicable
contingent deferred sales
charge)                          $      19.25   $      18.87   $      16.59   $     13.94    $     12.68
                                 ============   ============   ============   ===========    ===========
CLASS I:
Net assets                       $  5,606,015   $         --   $  7,649,434   $   112,181    $        --
Shares outstanding                    288,297             --        461,386         8,034             --
Net asset value, offering and
redemption price per share       $      19.45   $         --   $      16.58   $     13.96    $        --
                                 ============   ============   ============   ===========    ===========
CLASS Z:
Net assets                       $         --   $         --   $         --   $        --    $        --
Shares outstanding                         --             --             --            --             --
Net asset value, offering and
redemption price per share       $         --   $         --   $         --   $        --    $        --
                                 ============   ============   ============   ===========    ===========

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                       FOCUSED         FOCUSED       FOCUSED        FOCUSED        FOCUSED
                                      LARGE-CAP       MULTI-CAP      MID-CAP       SMALL-CAP      LARGE-CAP
                                       GROWTH          GROWTH         GROWTH        GROWTH          VALUE
                                      PORTFOLIO       PORTFOLIO     PORTFOLIO+    PORTFOLIO+      PORTFOLIO
                                   -------------------------------------------------------------------------
ASSETS:
Long-term investment securities,
at value (unaffiliated)*           $1,535,892,168   $407,645,117   $77,441,725   $343,416,382   $584,351,723
Long-term investment securities,
at value (affiliated)*                         --             --            --             --             --
Short-term investment
securities, at value
(unaffiliated)*                        20,174,835     42,662,065     4,494,000             --     12,894,000
Repurchase agreements (cost
equals market value)                   17,007,000     19,701,000            --      8,363,000      9,952,000
                                   --------------   ------------   -----------   ------------   ------------
Total investments                   1,573,074,003    470,008,182    81,935,725    351,779,382    607,197,723
                                   --------------   ------------   -----------   ------------   ------------
Cash                                       70,528         68,888         1,586          1,041          1,531
Foreign cash*                                  --             --            --             --             --
Due from broker                                --             --            --             --        598,500
Receivable for--
   Fund shares sold                       918,184        438,447            --        816,361        164,567
   Dividends and interest                 665,278         19,373           900          1,925        733,743
   Investments sold                    51,530,533      6,260,832            --      8,923,370             --
Prepaid expenses and other
assets                                    536,471          8,955           333          3,366          5,158
Due from investment advisor for
   expense reimbursements/fee
waivers                                        --             --            --             --             --
Variation margin on futures
contracts                                      --             --            --             --          7,600
                                   --------------   ------------   -----------   ------------   ------------
Total assets                        1,626,794,997    476,804,677    81,938,544    361,525,445    608,708,822
                                   --------------   ------------   -----------   ------------   ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                 4,604,770      1,038,191        43,682        479,119        724,881
   Investments purchased               57,379,636     11,350,845     2,182,717      3,348,998      3,518,555
   Investment advisory and
   management fees                      1,119,305        383,811        54,741        291,161        497,864
Distribution and service
maintenance fees                          816,226        217,889        24,734        170,915        231,875
Transfer agent fees and expenses          433,897        136,154        25,681         81,903        127,964
Directors' fees and expenses              159,521         50,303         1,750          9,807         19,455
Other accrued expenses                    162,239        103,408        58,139         77,463        108,421
Dividends payable                              --             --            --             --             --
Due to investment advisor for
expense recoupment                             --          6,634         4,497          1,501            563
                                   --------------   ------------   -----------   ------------   ------------
Total liabilities                      64,675,594     13,287,235     2,395,941      4,460,867      5,229,578
                                   --------------   ------------   -----------   ------------   ------------
Net Assets                         $1,562,119,403   $463,517,442   $79,542,603   $357,064,578   $603,479,244
                                   ==============   ============   ===========   ============   ============
*Cost
Long-term investment
securities (unaffiliated)          $1,229,083,039   $315,000,289   $67,737,606   $253,863,283   $499,463,769
                                   ==============   ============   ===========   ============   ============
Long-term investment
securities (affiliated)            $           --   $         --   $        --   $         --   $         --
                                   ==============   ============   ===========   ============   ============
Short-term investment securities
(unaffiliated)                     $   20,174,835   $ 42,662,065   $ 4,494,000   $         --   $ 12,894,000
                                   ==============   ============   ===========   ============   ============
Foreign cash                       $           --   $         --   $        --   $         --   $         --
                                   ==============   ============   ===========   ============   ============

+ See Note 1

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                FOCUSED         FOCUSED       FOCUSED        FOCUSED        FOCUSED
                                               LARGE-CAP       MULTI-CAP      MID-CAP       SMALL-CAP      LARGE-CAP
                                                GROWTH           GROWTH        GROWTH        GROWTH          VALUE
                                               PORTFOLIO       PORTFOLIO     PORTFOLIO+    PORTFOLIO+      PORTFOLIO
                                            -------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
(3 billion shares authorized)               $        8,434   $      1,929   $       542   $      1,807   $      3,505
Paid-in capital                              1,695,996,903    406,489,090    68,693,852    227,863,648    490,528,563
                                            --------------   ------------   -----------   ------------   ------------
                                             1,696,005,337    406,491,019    68,694,394    227,865,455    490,532,068
Accumulated undistributed net
investment income (loss)                        (8,395,684)    (2,594,880)     (175,411)    (2,973,552)       265,448
Accumulated undistributed net realized
gain (loss) on investments, futures
contracts, options contracts, foreign
exchange transactions and capital gain
distributions received from
underlying funds                              (432,299,379)   (33,023,525)    1,319,501     42,619,576     27,546,185
Unrealized appreciation (depreciation) on
investments                                    306,809,129     92,644,828     9,704,119     89,553,099     84,887,954
Unrealized appreciation (depreciation) on
futures contracts and options contracts                 --             --            --             --        247,589
Unrealized foreign exchange gain (loss)
on other assets and liabilities                         --             --            --             --             --
                                            --------------   ------------   -----------   ------------   ------------
Net Assets                                  $1,562,119,403   $463,517,442   $79,542,603   $357,064,578   $603,479,244
                                            ==============   ============   ===========   ============   ============
CLASS A:
Net assets                                  $  788,730,199   $309,426,496   $75,031,626   $216,783,892   $497,254,395
Shares outstanding                              41,673,043     12,572,421     5,114,270     10,703,437     28,654,921
Net asset value and redemption price per
share (excluding any applicable
contingent deferred sales charge)           $        18.93   $      24.61   $     14.67   $      20.25   $      17.35
Maximum sales charge (5.75% of
offering price)                                       1.15           1.50          0.89           1.24           1.06
                                            --------------   ------------   -----------   ------------   ------------
Maximum offering price to public            $        20.08   $      26.11   $     15.56   $      21.49   $      18.41
                                            ==============   ============   ===========   ============   ============
CLASS B:
Net assets                                  $  304,244,134   $ 85,657,523   $   690,974   $ 43,317,386   $ 33,942,994
Shares outstanding                              16,942,456      3,736,621        47,254      2,282,569      2,045,758
Net asset value, offering and redemption
price per share (excluding any applicable
contingent deferred sales charge)           $        17.96   $      22.92   $     14.62   $      18.98   $      16.59
                                            ==============   ============   ===========   ============   ============
CLASS C:
Net assets                                  $  383,097,925   $ 68,433,423   $ 3,790,538   $ 87,124,084   $ 72,281,855
Shares outstanding                              21,320,451      2,985,855       259,173      4,606,161      4,349,355
Net asset value, offering and redemption
price per share (excluding any applicable
contingent deferred sales charge)           $        17.97   $      22.92   $     14.63   $      18.91   $      16.62
                                            ==============   ============   ===========   ============   ============
CLASS I:
Net assets                                  $           --   $         --   $    29,465   $  9,839,216   $         --
Shares outstanding                                      --             --         2,007        479,217             --
Net asset value, offering and redemption
price per share                             $           --   $         --   $     14.68   $      20.53   $         --
                                            ==============   ============   ===========   ============   ============
CLASS Z:
Net assets                                  $   86,047,145   $         --   $        --   $         --   $         --
Shares outstanding                               4,403,013             --            --             --             --
Net asset value, offering and redemption
price per share                             $        19.54   $         --   $        --   $         --   $         --
                                            ==============   ============   ===========   ============   ============

+ See Note 1

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                                FOCUSED       FOCUSED        FOCUSED        FOCUSED        FOCUSED
                                               MULTI-CAP      MID-CAP       SMALL-CAP       GROWTH      INTERNATIONAL
                                                 VALUE         VALUE          VALUE       AND INCOME        EQUITY
                                               PORTFOLIO     PORTFOLIO+    PORTFOLIO+      PORTFOLIO      PORTFOLIO
                                             ------------   -----------   ------------   ------------   -------------
ASSETS:
Long-term investment securities, at value
(unaffiliated)*                              $602,719,486   $73,722,632   $376,564,578   $338,275,570    $347,337,674
Long-term investment securities, at value
(affiliated)*                                          --            --             --             --              --
Short-term investment securities, at value
(unaffiliated)*                                        --     2,587,000     22,248,625             --       5,914,000
Repurchase agreements (cost equals
market value)                                   6,548,000            --     10,857,000      8,014,000      22,198,000
                                             ------------   -----------   ------------   ------------    ------------
Total investments                             609,267,486    76,309,632    409,670,203    346,289,570     375,449,674
                                             ------------   -----------   ------------   ------------    ------------
Cash                                                  919           987      1,681,151          1,794           1,580
Foreign cash*                                          --        35,804             --             75              --
Due from broker                                        --            --             --             --              --
Receivable for--
   Fund shares sold                               175,680            --        421,331        247,994         200,333
   Dividends and interest                       1,449,008         5,606        222,808        406,343         753,956
   Investments sold                               133,896            --     12,573,418      5,799,877              --
Prepaid expenses and other assets                   5,671           391         13,996          3,382           2,432
Due from investment advisor for expense
reimbursements/fee waivers                             --            --             --             --           3,736
Variation margin on futures contracts                  --            --             --             --              --
                                             ------------   -----------   ------------   ------------    ------------
Total assets                                  611,032,660    76,352,420    424,582,907    352,749,035     376,411,711
                                             ------------   -----------   ------------   ------------    ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                         1,668,229        50,165        872,410      1,073,407         242,792
   Investments purchased                               --        66,691      9,184,069      7,243,544      12,689,400
   Investment advisory and management fees        498,603        52,845        339,676        283,464         362,469
   Distribution and service maintenance
   fees                                           368,317        23,432        211,032        191,490         133,190
   Transfer agent fees and expenses               135,212        25,243        103,784        100,520          70,752
   Directors' fees and expenses                    48,450         1,850         23,582         28,490           6,195
   Other accrued expenses                         154,222        65,474         81,030         94,405         100,875
Dividends payable                                      --            --             --             --              --
Due to investment advisor for expense
recoupment                                         17,859         2,091            851          3,473              --
                                             ------------   -----------   ------------   ------------    ------------
Total liabilities                               2,890,892       287,791     10,816,434      9,018,793      13,605,673
                                             ------------   -----------   ------------   ------------    ------------
Net Assets                                   $608,141,768   $76,064,629   $413,766,473   $343,730,242    $362,806,038
                                             ============   ===========   ============   ============    ============
*Cost
Long-term investment securities
(unaffiliated)                               $469,693,805   $66,310,179   $362,455,577   $273,412,585    $279,316,162
                                             ============   ===========   ============   ============    ============
Long-term investment securities
(affiliated)                                 $         --   $        --   $         --   $         --    $         --
                                             ============   ===========   ============   ============    ============
Short-term investment securities
(unaffiliated)                               $         --   $ 2,587,000   $ 22,248,625   $         --    $  5,914,000
                                             ============   ===========   ============   ============    ============
Foreign cash                                 $         --   $    35,374   $         --   $         71    $         --
                                             ============   ===========   ============   ============    ============

+ See Note 1

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                               FOCUSED       FOCUSED        FOCUSED        FOCUSED        FOCUSED
                                              MULTI-CAP      MID-CAP       SMALL-CAP       GROWTH      INTERNATIONAL
                                                VALUE         VALUE         VALUE        AND INCOME       EQUITY
                                              PORTFOLIO     PORTFOLIO+    PORTFOLIO+      PORTFOLIO      PORTFOLIO
                                            ------------   -----------   ------------   ------------   -------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
(3 billion shares authorized)               $      2,831   $       527   $      2,215   $      1,923    $      1,747
Paid-in capital                              468,702,311    66,737,533    370,547,609    284,359,743     276,475,036
                                            ------------   -----------   ------------   ------------    ------------
                                             468,705,142    66,738,060    370,549,824    284,361,666     276,476,783
Accumulated undistributed net
investment income (loss)                         496,979       (76,039)        18,504       (459,950)       (659,357)
Accumulated undistributed net realized
gain (loss) on investments, futures
contracts, options contracts, foreign
exchange transactions and capital gain
distributions received from underlying
funds                                          5,907,503     1,989,665     29,089,144     (5,034,462)     18,982,836
Unrealized appreciation (depreciation) on
investments                                  133,025,681     7,412,453     14,109,001     64,862,985      68,021,512
Unrealized appreciation (depreciation) on
futures contracts and options contracts               --            --             --             --              --
Unrealized foreign exchange gain (loss) on
other assets and liabilities                       6,463           490             --              3         (15,736)
                                            ------------   -----------   ------------   ------------    ------------
Net Assets                                  $608,141,768   $76,064,629   $413,766,473   $343,730,242    $362,806,038
                                            ============   ===========   ============   ============    ============
CLASS A:
Net assets                                  $246,182,117   $72,716,731   $242,596,124   $172,835,639    $301,832,044
Shares outstanding                            11,196,008     5,041,775     12,569,682      9,421,168      14,474,208
Net asset value and redemption price per
   share (excluding any applicable
   contingent deferred sales charge)        $      21.99   $     14.42   $      19.30   $      18.35    $      20.85
Maximum sales charge (5.75% of
   offering price)                                  1.34          0.88           1.18           1.12            1.27
                                            ------------   -----------   ------------   ------------    ------------
Maximum offering price to public            $      23.33   $     15.30   $      20.48   $      19.47    $      22.12
                                            ============   ===========   ============   ============    ============
CLASS B:
Net assets                                  $168,011,879   $   893,269   $ 59,295,775   $ 68,519,819    $ 17,929,300
Shares outstanding                             7,938,725        62,101      3,324,095      3,930,090         879,105
Net asset value, offering and redemption
price per share (excluding any applicable
contingent deferred sales charge)           $      21.16   $     14.38   $      17.84   $      17.43    $      20.39
                                            ============   ===========   ============   ============    ============
CLASS C:
Net assets                                  $193,947,772   $ 2,425,448   $111,874,574   $102,374,784    $ 43,044,694
Shares outstanding                             9,172,364       168,580      6,255,208      5,877,235       2,114,187
Net asset value, offering and redemption
price per share (excluding any applicable
contingent deferred sales charge)           $      21.14   $     14.39   $      17.89   $      17.42    $      20.36
                                            ============   ===========   ============   ============    ============
CLASS I:
Net assets                                  $         --   $    29,181   $         --   $         --    $         --
Shares outstanding                                    --         2,022             --             --              --
Net asset value, offering and redemption
price per share                             $         --   $     14.43   $         --   $         --    $         --
                                            ============   ===========   ============   ============    ============
CLASS Z:
Net assets                                  $         --   $        --   $         --   $         --    $         --
Shares outstanding                                    --            --             --             --              --
Net asset value, offering and redemption
price per share                             $         --   $        --   $         --   $         --    $         --
                                            ============   ===========   ============   ============    ============

+ See Note 1

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                                                                       FOCUSED
                                                                        FOCUSED       DIVIDEND
                                                                      TECHNOLOGY      STRATEGY
                                                                       PORTFOLIO      PORTFOLIO
                                                                     ---------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*            $104,660,890   $199,561,816
Long-term investment securities, at value (affiliated)*                        --             --
Short-term investment securities, at value (unaffiliated)*                     --             --
Repurchase agreements (cost equals market value)                        1,560,000      8,648,000
                                                                     ------------   ------------
Total investments                                                     106,220,890    208,209,816
                                                                     ------------   ------------
Cash                                                                       25,106            888
Foreign cash*                                                                  --             --
Due from broker                                                                --             --
Receivable for--
   Fund shares sold                                                       125,580        260,182
   Dividends and interest                                                   3,585        181,358
   Investments sold                                                     2,736,936             --
Prepaid expenses and other assets                                           7,767          1,905
Due from investment advisor for expense reimbursements/fee waivers         12,139         17,501
Variation margin on futures contracts                                          --             --
                                                                     ------------   ------------
Total assets                                                          109,132,003    208,671,650
                                                                     ------------   ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                                                   124,608        383,163
   Investments purchased                                                2,504,838             --
   Investment advisory and management fees                                111,247         59,624
   Distribution and service maintenance fees                               62,149        136,200
   Transfer agent fees and expenses                                        40,771         51,323
   Directors' fees and expenses                                             8,880         15,168
   Other accrued expenses                                                  65,286         68,369
Dividends payable                                                              --             --
Due to investment advisor for expense recoupment                               --             --
                                                                     ------------   ------------
Total liabilities                                                       2,917,779        713,847
                                                                     ------------   ------------
Net Assets                                                           $106,214,224   $207,957,803
                                                                     ============   ============
*Cost
Long-term investment securities (unaffiliated)                       $ 86,085,684   $182,745,784
                                                                     ============   ============
Long-term investment securities (affiliated)                         $         --   $         --
                                                                     ============   ============
Short-term investment securities (unaffiliated)                      $         --   $         --
                                                                     ============   ============
Foreign cash                                                         $         --   $         --
                                                                     ============   ============

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                                                  FOCUSED
                                                                  FOCUSED        DIVIDEND
                                                                 TECHNOLOGY      STRATEGY
                                                                 PORTFOLIO      PORTFOLIO
                                                               ----------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)   $       1,589   $      1,421
Paid-in capital                                                  262,759,932    171,744,889
                                                               -------------   ------------
                                                                 262,761,521    171,746,310
                                                               -------------   ------------
Accumulated undistributed net investment income (loss)            (1,086,328)      (196,951)
Accumulated undistributed net realized gain (loss) on
investments, futures contracts, options contracts, foreign
exchange transactions and capital gain distributions
received from underlying funds                                  (174,036,175)    19,592,149
Unrealized appreciation (depreciation) on investments             18,575,206     16,816,032
Unrealized appreciation (depreciation) on futures contracts
and options contracts                                                     --             --
Unrealized foreign exchange gain (loss) on other assets and
liabilities                                                               --            263
                                                               -------------   ------------
Net Assets                                                     $ 106,214,224   $207,957,803
                                                               =============   ============
CLASS A:
Net assets                                                     $  48,769,520   $ 65,241,876
Shares outstanding                                                 7,155,963      4,441,665
Net asset value and redemption price per share (excluding
any applicable contingent deferred sales charge)               $        6.82   $      14.69
Maximum sales charge (5.75% of offering price)                          0.42           0.90
                                                               -------------   ------------
Maximum offering price to public                               $        7.24   $      15.59
                                                               =============   ============
CLASS B:
Net assets                                                     $  26,206,286   $ 47,443,522
Shares outstanding                                                 3,986,882      3,246,004
Net asset value, offering and redemption price per share
(excluding any applicable contingent deferred sales charge)    $        6.57   $      14.62
                                                               =============   ============
CLASS C:
Net assets                                                     $  31,238,418   $ 95,272,405
Shares outstanding                                                 4,750,482      6,519,349
Net asset value, offering and redemption price per share
(excluding any applicable contingent deferred sales charge)    $        6.58   $      14.61
                                                               =============   ============
CLASS I:
Net assets                                                     $          --   $         --
Shares outstanding                                                        --             --
Net asset value, offering and redemption price per share       $          --   $         --
                                                               =============   ============
CLASS Z:
Net assets                                                     $          --   $         --
Shares outstanding                                                        --             --
Net asset value, offering and redemption price per share       $          --   $         --
                                                               =============   ============

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 -- (UNAUDITED)

                                                                                                                    FOCUSED
                                                                         FOCUSED       FOCUSED       FOCUSED     FIXED INCOME
                                                                          EQUITY     MULTI-ASSET     BALANCED     AND EQUITY
                                                                         STRATEGY      STRATEGY      STRATEGY      STRATEGY
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                       -----------   -----------   -----------   ------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                            $        --   $        --   $        --    $       --
   Dividends (affiliated)                                                1,805,641     4,898,651     4,658,217     1,167,388
   Interest (unaffiliated)                                                      --            --            --            --
                                                                       -----------   -----------   -----------    ----------
      Total investment income*                                           1,805,641     4,898,651     4,658,217     1,167,388
                                                                       -----------   -----------   -----------    ----------
Expenses:
   Investment advisory and management fees                                 325,120       390,639       246,161        34,999
   Distribution and service maintenance fees
      Class A                                                                   --            --            --            --
      Class B                                                              400,841       481,003       379,735        52,128
      Class C                                                            1,035,716     1,258,357       711,675        91,888
      Class Z                                                                   --            --            --            --
   Service fees Class I                                                         --            --            --            --
   Transfer agent fees and expenses
      Class A                                                               19,043        22,286        13,875         2,516
      Class B                                                               17,692        16,287        18,696         2,107
      Class C                                                               22,013        25,827        14,064         2,959
      Class I                                                                  288            --           351            --
      Class Z                                                                   --            --            --            --
   Registration fees
      Class A                                                               17,888        18,141        13,291         6,844
      Class B                                                               11,360        11,359        10,242         5,835
      Class C                                                               22,060        23,258        16,263         6,807
      Class I                                                                4,826            --         5,198         5,090
      Class Z                                                                   --            --            --            --
   Custodian and accounting fees                                             9,033         9,042         8,954         8,951
   Reports to shareholders                                                  57,544        59,340        36,979         4,963
   Audit and tax fees                                                        8,598         8,404         8,594         8,439
   Legal fees                                                                5,512         5,952         4,788         1,743
   Directors' fees and expenses                                             20,880        25,081        16,295         2,419
   Interest expense                                                             --            --            --            --
   Other expenses                                                            8,571        12,523        11,820         7,330
                                                                       -----------   -----------   -----------    ----------
      Total expenses before fee waivers, expense reimbursements,
      expense recoupments, custody credits, and fees paid indirectly     1,986,985     2,367,499     1,516,981       245,018
      Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 3)                                            1,425         1,771        (4,812)      (13,524)
      Custody credits earned on cash balances                                 (143)         (144)          (30)          (34)
      Fees paid indirectly (Note 7)                                             --            --            --            --
                                                                       -----------   -----------   -----------    ----------
      Net expenses                                                       1,988,267     2,369,126     1,512,139       231,460
                                                                       -----------   -----------   -----------    ----------
Net investment income (loss)                                              (182,626)    2,529,525     3,146,078       935,928
                                                                       -----------   -----------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on investments (unaffiliated)                          --            --            --            --
Net realized gain (loss) on investments (affiliated)                     4,880,974        76,398     1,760,655       412,264
Net realized gain (loss) from capital gain distributions
received from underlying funds (affiliated)                             31,003,194    34,997,106    13,458,956       741,581
Net realized gain (loss) on futures contracts and options
contracts                                                                       --            --            --            --
Net realized foreign exchange gain (loss) on other assets and
liabilities                                                                     --            --            --            --
                                                                       -----------   -----------   -----------    ----------
Net realized gain (loss) on investments and foreign currencies          35,884,168    35,073,504    15,219,611     1,153,845
                                                                       -----------   -----------   -----------    ----------
Change in unrealized appreciation (depreciation) on
investments (unaffiliated)                                                      --            --            --            --
Change in unrealized appreciation (depreciation) on
investments (affiliated)                                                28,702,024    42,500,658    16,654,962       968,960
Change in unrealized appreciation (depreciation) on futures
contracts and options contracts                                                 --            --            --            --
Change in unrealized foreign exchange gain (loss) on other
assets and liabilities                                                          --            --            --            --
                                                                       -----------   -----------   -----------    ----------
Net unrealized gain (loss) on investments and foreign currencies        28,702,024    42,500,658    16,654,962       968,960
                                                                       -----------   -----------   -----------    ----------
Net realized and unrealized gain (loss) on investments and
foreign currencies                                                      64,586,192    77,574,162    31,874,573     2,122,805
                                                                       -----------   -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:       $64,403,566   $80,103,687   $35,020,651    $3,058,733
                                                                       ===========   ===========   ===========    ==========
*Net of foreign withholding taxes on interest and dividends of         $        --   $        --   $        --    $       --
                                                                       ===========   ===========   ===========    ==========

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                                      FOCUSED        FOCUSED        FOCUSED       FOCUSED
                                                                   FIXED INCOME     LARGE-CAP      MULTI-CAP      MID-CAP
                                                                     STRATEGY        GROWTH          GROWTH        GROWTH
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO+
                                                                   ------------   -------------   -----------   -----------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                          $     --     $  4,693,413    $   883,380   $   409,096
   Dividends (affiliated)                                             605,106               --             --            --
   Interest (unaffiliated)                                                 --        1,322,515        867,638        49,335
                                                                     --------     ------------    -----------   -----------
      Total investment income*                                        605,106        6,015,928      1,751,018       458,431
                                                                     --------     ------------    -----------   -----------
Expenses:
   Investment advisory and management fees                             13,691        6,846,311      2,226,136       280,054
   Distribution and service maintenance fees
      Class A                                                              --        1,374,630        513,058       112,076
      Class B                                                          21,903        1,681,421        437,999         1,208
      Class C                                                          38,641        2,018,499        322,257         7,916
      Class Z                                                              --               --             --            --
   Service fees Class I                                                    --               --             --            34
   Transfer agent fees and expenses
      Class A                                                              --          959,190        378,969        74,669
      Class B                                                             528          472,980        130,129         4,453
      Class C                                                           1,572          524,340         83,401         5,953
      Class I                                                              --               --             --           361
      Class Z                                                              --               39             --            --
   Registration fees
      Class A                                                           5,835           24,565         10,984         5,680
      Class B                                                           6,440            8,677          6,562         5,132
      Class C                                                           7,224           10,150          6,218         5,132
      Class I                                                              --               --             --         3,096
      Class Z                                                              --            5,842             --            --
   Custodian and accounting fees                                        8,948          170,017         69,146        32,945
   Reports to shareholders                                              2,553          201,323         57,355        11,417
   Audit and tax fees                                                   8,429           11,510         11,510        11,626
   Legal fees                                                           1,347           15,453          4,237         1,196
   Directors' fees and expenses                                         1,120           48,811         12,831         3,111
   Interest expense                                                        --            1,763             --           559
   Other expenses                                                       6,112           52,547         16,423         5,211
                                                                     --------     ------------    -----------   -----------
      Total expenses before fee waivers, expense reimbursements,
      expense recoupments, custody credits, and fees paid indirectly  124,343       14,428,068      4,287,215       571,829
      Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 3)                                     (29,525)              --         39,938           901
      Custody credits earned on cash balances                             (44)            (499)        (4,062)         (117)
      Fees paid indirectly (Note 7)                                        --         (175,157)       (28,385)           --
                                                                     --------     ------------    -----------   -----------
      Net expenses                                                     94,774       14,252,412      4,294,706       572,613
                                                                     --------     ------------    -----------   -----------
Net investment income (loss)                                          510,332       (8,236,484)    (2,543,688)     (114,182)
                                                                     --------     ------------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on investments (unaffiliated)                     --       23,508,514     33,025,826     1,560,102
Net realized gain (loss) on investments (affiliated)                     (844)              --             --            --
Net realized gain (loss) from capital gain distributions
received from underlying funds (affiliated)                            45,925               --             --            --
Net realized gain (loss) on futures contracts and options
contracts                                                                  --               --             --            --
Net realized foreign exchange gain (loss) on other assets and
liabilities                                                                --               --             --            --
                                                                     --------     ------------    -----------   -----------
Net realized gain (loss) on investments and foreign currencies         45,081       23,508,514     33,025,826     1,560,102
                                                                     --------     ------------    -----------   -----------
Change in unrealized appreciation (depreciation) on investments
(unaffiliated)                                                             --       80,280,941     17,632,983     9,951,145
Change in unrealized appreciation (depreciation) on investments
(affiliated)                                                          253,268               --             --            --
Change in unrealized appreciation (depreciation) on futures
contracts and options contracts                                            --               --             --            --
Change in unrealized foreign exchange gain (loss) on other
assets and liabilities                                                     --               --             --            --
                                                                     --------     ------------    -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies      253,268       80,280,941     17,632,983     9,951,145
                                                                     --------     ------------    -----------   -----------
Net realized and unrealized gain (loss) on investments and
foreign currencies                                                    298,349      103,789,455     50,658,809    11,511,247
                                                                     --------     ------------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:     $808,681     $ 95,552,971    $48,115,121   $11,397,065
                                                                     ========     ============    ===========   ===========
*Net of foreign withholding taxes on interest and dividends of       $     --     $         --    $        --   $        --
                                                                     ========     ============    ===========   ===========

+ See Note 1

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                                                              FOCUSED       FOCUSED       FOCUSED       FOCUSED
                                                                             SMALL-CAP     LARGE-CAP     MULTI-CAP      MID-CAP
                                                                              GROWTH         VALUE         VALUE         VALUE
                                                                             PORTFOLIO+    PORTFOLIO     PORTFOLIO     PORTFOLIO+
                                                                            -----------   -----------   -----------   -----------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                                 $   276,608   $ 5,585,024   $ 6,641,653   $   710,589
   Dividends (affiliated)                                                            --            --            --            --
   Interest (unaffiliated)                                                      119,275       354,002       205,310       146,904
                                                                            -----------   -----------   -----------   -----------
Total investment income*                                                        395,883     5,939,026     6,846,963       857,493
                                                                            -----------   -----------   -----------   -----------
Expenses:
   Investment advisory and management fees                                    1,731,263     2,921,349     2,982,056       280,966
   Distribution and service maintenance fees
      Class A                                                                   374,244       832,401       408,845       112,623
      Class B                                                                   205,817       177,947       849,369         2,072
      Class C                                                                   412,108       365,116       964,557         6,560
      Class Z                                                                        --            --            --            --
   Service fees Class I                                                          11,018            --            --            34
   Transfer agent fees and expenses
      Class A                                                                   245,981       532,841       280,531        74,981
      Class B                                                                    57,764        48,772       213,852         4,649
      Class C                                                                    99,496        88,701       235,486         5,658
      Class I                                                                     9,849            --            --           362
      Class Z                                                                        --            --            --            --
   Registration fees
      Class A                                                                    14,087        18,495         8,195        13,574
      Class B                                                                     5,745         5,147         6,567         5,132
      Class C                                                                     7,481         6,655         7,458         5,132
      Class I                                                                     4,558            --            --         3,096
      Class Z                                                                        --            --            --            --
   Custodian and accounting fees                                                 55,705        76,934       127,380        34,975
   Reports to shareholders                                                       29,306        22,139        78,558        11,460
   Audit and tax fees                                                            11,510        11,930        11,454        11,626
   Legal fees                                                                     4,031         5,670         6,357         1,728
   Directors' fees and expenses                                                  11,028        17,332        18,722         3,201
   Interest expense                                                               1,293         5,304         1,725         1,487
   Other expenses                                                                16,080        20,340        23,579         5,218
                                                                            -----------   -----------   -----------   -----------
      Total expenses before fee waivers, expense reimbursements, expense
      recoupments, custody credits, and fees paid indirectly                  3,308,364     5,157,073     6,224,691       584,534
      Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 3)                                                53,619         8,540        88,689        (8,568)
      Custody credits earned on cash balances                                      (145)       (3,621)       (5,248)       (1,827)
      Fees paid indirectly (Note 7)                                              (1,206)         --          (6,204)      (18,379)
                                                                            -----------   -----------   -----------   -----------
      Net expenses                                                            3,360,632     5,161,992     6,301,928       555,760
                                                                            -----------   -----------   -----------   -----------
Net investment income (loss)                                                 (2,964,749)      777,034       545,035       301,733
                                                                            -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                       42,845,044    28,825,755     7,725,727     1,990,117
Net realized gain (loss) on investments (affiliated)                                 --            --            --            --
Net realized gain (loss) from capital gain distributions received from
underlying funds (affiliated)                                                        --            --            --            --
Net realized gain (loss) on futures contracts and options contracts                  --       550,225            --            --
Net realized foreign exchange gain (loss) on other assets and
liabilities                                                                          --            --       (82,257)         (439)
                                                                            -----------   -----------   -----------   -----------
Net realized gain (loss) on investments and foreign currencies               42,845,044    29,375,980     7,643,470     1,989,678
                                                                            -----------   -----------   -----------   -----------
Change in unrealized appreciation (depreciation) on investments
(unaffiliated)                                                               30,651,009    15,208,370    66,666,308     7,804,244
Change in unrealized appreciation (depreciation) on investments
(affiliated)                                                                         --            --            --            --
Change in unrealized appreciation (depreciation) on futures contracts
and options contracts                                                                --       276,370            --            --
Change in unrealized foreign exchange gain (loss) on other assets and
liabilities                                                                          --            --        14,945           490
                                                                            -----------   -----------   -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies             30,651,009    15,484,740    66,681,253     7,804,734
                                                                            -----------   -----------   -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
currencies                                                                   73,496,053    44,860,720    74,324,723     9,794,412
                                                                            -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:            $70,531,304   $45,637,754   $74,869,758   $10,096,145
                                                                            ===========   ===========   ===========   ===========
*Net of foreign withholding taxes on interest and dividends of              $        --   $        --   $   148,584   $     7,630
                                                                            ===========   ===========   ===========   ===========

+    See Note 1

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                                                         FOCUSED       FOCUSED        FOCUSED
                                                                                        SMALL-CAP       GROWTH     INTERNATIONAL
                                                                                          VALUE       AND INCOME       EQUITY
                                                                                        PORTFOLIO+    PORTFOLIO      PORTFOLIO
                                                                                       -----------   -----------   -------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                                            $ 3,648,444   $ 2,387,172    $ 3,876,620
   Dividends (affiliated)                                                                       --            --             --
   Interest (unaffiliated)                                                                 666,911     1,536,890        137,340
                                                                                       -----------   -----------    -----------
      Total investment income*                                                           4,315,355     3,924,062      4,013,960
                                                                                       -----------   -----------    -----------
Expenses:
   Investment advisory and management fees                                               2,225,900     1,729,795      1,814,768
   Distribution and service maintenance fees
      Class A                                                                              468,780       296,596        413,588
      Class B                                                                              311,635       352,256         77,008
      Class C                                                                              574,895       530,123        193,129
      Class Z                                                                                   --            --             --
   Service fees Class I                                                                         --            --             --
   Transfer agent fees and expenses
      Class A                                                                              313,934       206,001        264,949
      Class B                                                                               83,427        97,934         20,610
      Class C                                                                              140,205       133,632         46,858
      Class I                                                                                   --            --             --
      Class Z                                                                                   --            --             --
   Registration fees
      Class A                                                                               18,413         9,579         12,754
      Class B                                                                                6,165         6,064          4,994
      Class C                                                                                9,010         7,643          5,994
      Class I                                                                                   --            --             --
      Class Z                                                                                   --            --             --
   Custodian and accounting fees                                                            88,578        64,060        111,349
   Reports to shareholders                                                                  44,140        43,257         11,755
   Audit and tax fees                                                                       12,066        11,510         15,451
   Legal fees                                                                                5,787         4,730          3,398
   Directors' fees and expenses                                                             16,335        11,216          8,480
   Interest expense                                                                          2,938         2,680          3,423
   Other expenses                                                                           21,410        17,960         12,491
                                                                                       -----------   -----------    -----------
      Total expenses before fee waivers, expense reimbursements, expense
      recoupments, custody credits, and fees paid indirectly                             4,343,618     3,525,036      3,020,999
      Net (fees waived and expenses reimbursed)/recouped by investment adviser
      (Note 3)                                                                              15,819        23,774        (14,318)
      Custody credits earned on cash balances                                               (8,340)           (7)           (67)
      Fees paid indirectly (Note 7)                                                        (75,688)      (25,481)        (7,325)
                                                                                       -----------   -----------    -----------
      Net expenses                                                                       4,275,409     3,523,322      2,999,289
                                                                                       -----------   -----------    -----------
Net investment income (loss)                                                                39,946       400,740      1,014,671
                                                                                       -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                                  29,460,323     5,844,332     19,087,040
Net realized gain (loss) on investments (affiliated)                                            --            --             --
Net realized gain (loss) from capital gain distributions received from underlying
funds (affiliated)                                                                              --            --             --
Net realized gain (loss) on futures contracts and options contracts                             --            --             --
Net realized foreign exchange gain (loss) on other assets and liabilities                    2,573        33,955        413,316
                                                                                       -----------   -----------    -----------
Net realized gain (loss) on investments and foreign currencies                          29,462,896     5,878,287     19,500,356
                                                                                       -----------   -----------    -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)          17,466,289    30,269,368     37,071,385
Change in unrealized appreciation (depreciation) on investments (affiliated)                    --            --             --
Change in unrealized appreciation (depreciation) on futures contracts and options
contracts                                                                                       --            --             --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities               --             3       (466,581)
                                                                                       -----------   -----------    -----------
Net unrealized gain (loss) on investments and foreign currencies                        17,466,289    30,269,371     36,604,804
                                                                                       -----------   -----------    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies           46,929,185    36,147,658     56,105,160
                                                                                       -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:                       $46,969,131   $36,548,398    $57,119,831
                                                                                       ===========   ===========    ===========
*Net of foreign withholding taxes on interest and dividends of                         $     5,990   $        --    $   223,768
                                                                                       ===========   ===========    ===========

+    See Note 1

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                                                                                                       FOCUSED
                                                                                                         FOCUSED       DIVIDEND
                                                                                                        TECHNOLOGY     STRATEGY
                                                                                                        PORTFOLIO     PORTFOLIO
                                                                                                       -----------   -----------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                                                            $   102,918   $ 1,548,763
   Dividends (affiliated)                                                                                       --            --
   Interest (unaffiliated)                                                                                  65,755       136,690
                                                                                                       -----------   -----------
      Total investment income*                                                                             168,673     1,685,453
                                                                                                       -----------   -----------
Expenses:
   Investment advisory and management fees                                                                 675,278       347,520
   Distribution and service maintenance fees
      Class A                                                                                               89,151       104,031
      Class B                                                                                              131,124       236,443
      Class C                                                                                              154,382       459,236
      Class Z                                                                                                   --            --
   Service fees Class I                                                                                         --            --
   Transfer agent fees and expenses
      Class A                                                                                               71,003        72,281
      Class B                                                                                               42,781        59,121
      Class C                                                                                               43,718       108,449
      Class I                                                                                                   --            --
      Class Z                                                                                                   --            --
   Registration fees
      Class A                                                                                                6,291        11,403
      Class B                                                                                                5,624         9,657
      Class C                                                                                                5,689        14,216
      Class I                                                                                                   --            --
      Class Z                                                                                                   --            --
   Custodian and accounting fees                                                                            36,207        45,934
   Reports to shareholders                                                                                  30,159        21,291
   Audit and tax fees                                                                                       11,510        12,385
   Legal fees                                                                                                1,935         3,411
   Directors' fees and expenses                                                                              3,294         6,490
   Interest expense                                                                                            812        13,717
   Other expenses                                                                                            9,837        12,883
                                                                                                       -----------   -----------
      Total expenses before fee waivers, expense reimbursements, expense recoupments, custody
      credits, and fees paid indirectly                                                                  1,318,795     1,538,468
      Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)                    (68,622)     (128,984)
      Custody credits earned on cash balances                                                                 (197)      (14,044)
      Fees paid indirectly (Note 7)                                                                         (3,758)           --
                                                                                                       -----------   -----------
      Net expenses                                                                                       1,246,218     1,395,440
                                                                                                       -----------   -----------
Net investment income (loss)                                                                            (1,077,545)      290,013
                                                                                                       -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                                                   9,446,710    22,601,728
Net realized gain (loss) on investments (affiliated)                                                            --            --
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)            --            --
Net realized gain (loss) on futures contracts and options contracts                                             --            --
Net realized foreign exchange gain (loss) on other assets and liabilities                                      555         1,035
                                                                                                       -----------   -----------
Net realized gain (loss) on investments and foreign currencies                                           9,447,265    22,602,763
                                                                                                       -----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)                           1,006,908    12,293,883
Change in unrealized appreciation (depreciation) on investments (affiliated)                                    --            --
Change in unrealized appreciation (depreciation) on futures contracts and options contracts                     --            --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities                               --           263
                                                                                                       -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies                                         1,006,908    12,294,146
                                                                                                       -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies                           10,454,173    34,896,909
                                                                                                       -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:                                       $ 9,376,628   $35,186,922
                                                                                                       ===========   ===========
*Net of foreign withholding taxes on interest and dividends of                                         $        --   $    44,546
                                                                                                       ===========   ===========

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOCUSED EQUITY             FOCUSED MULTI-ASSET             FOCUSED BALANCED
                                               STRATEGY PORTFOLIO            STRATEGY PORTFOLIO            STRATEGY PORTFOLIO
                                          ----------------------------  ----------------------------  ----------------------------
                                            FOR THE SIX   FOR THE YEAR    FOR THE SIX   FOR THE YEAR    FOR THE SIX   FOR THE YEAR
                                           MONTHS ENDED       ENDED      MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                          APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006  OCTOBER 31,
                                            (UNAUDITED)       2005        (UNAUDITED)        2005       (UNAUDITED)       2005
                                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
   Net investment income (loss)            $   (182,626)  $ (3,238,652)  $  2,529,525   $    444,830   $  3,146,078   $  3,258,167
   Net realized gain (loss) on
   investments and foreign currencies        35,884,168     34,883,950     35,073,504     11,862,028     15,219,611     25,998,003
   Net unrealized gain (loss) on
   investments and foreign currencies        28,702,024     36,637,812     42,500,658     49,366,446     16,654,962     10,659,440
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
assets resulting from operations             64,403,566     68,283,110     80,103,687     61,673,304     35,020,651     39,915,610
                                           ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
SHAREHOLDERS FROM:
   Net investment income (Class A)           (3,288,536)    (2,100,912)    (4,180,495)    (2,378,108)    (2,679,225)    (2,684,557)
   Net investment income (Class B)           (1,294,558)      (609,379)    (1,681,539)      (755,693)    (1,758,282)    (1,414,314)
   Net investment income (Class C)           (3,352,577)    (1,701,328)    (4,401,531)    (2,144,818)    (3,301,009)    (2,586,360)
   Net investment income (Class I)             (104,969)       (75,785)            --             --       (172,080)      (275,372)
   Net investment income (Class Z)                   --             --             --             --             --             --
   Net realized gain on
   investments (Class A)                     (7,946,114)      (632,833)    (2,134,556)       (80,386)    (5,697,628)    (1,482,685)
   Net realized gain on
   investments (Class B)                     (4,921,908)      (376,700)    (1,298,449)       (48,371)    (4,547,748)    (1,209,896)
   Net realized gain on
   investments (Class C)                    (12,733,951)    (1,051,709)    (3,398,769)      (137,286)    (8,534,762)    (2,216,788)
   Net realized gain on
   investments (Class I)                       (248,287)       (21,150)            --             --       (377,593)      (142,722)
   Net realized gain on
   investments (Class Z)                             --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
Total dividends and
   distributions to shareholders            (33,890,900)    (6,569,796)   (17,095,339)    (5,544,662)   (27,068,327)   (12,012,694)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from capital share
   transactions (Note 8)                     51,777,911     16,225,091     59,870,388    122,515,678        476,357      7,221,195
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      82,290,577     77,938,405    122,878,736    178,644,320      8,428,681     35,124,111

NET ASSETS:
Beginning of period                         602,714,205    524,775,800    720,368,569    541,724,249    486,459,913    451,335,802
                                           ------------   ------------   ------------   ------------   ------------   ------------
End of period*                             $685,004,782   $602,714,205   $843,247,305   $720,368,569   $494,888,594   $486,459,913
                                           ============   ============   ============   ============   ============   ============
----------
*Includes accumulated
undistributed net investment
income (loss)                              $ (8,232,889)  $     (9,623)  $ (7,282,834)  $    451,206   $ (4,490,977)  $    273,541
                                           ============   ============   ============   ============   ============   ============

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                           FOCUSED FIXED INCOME AND        FOCUSED FIXED INCOME             FOCUSED LARGE-CAP
                                          EQUITY STRATEGY PORTFOLIO         STRATEGY PORTFOLIO              GROWTH PORTFOLIO
                                         ----------------------------  ----------------------------  ------------------------------
                                           FOR THE SIX   FOR THE YEAR    FOR THE SIX   FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                          MONTHS ENDED       ENDED      MONTHS ENDED       ENDED      MONTHS ENDED        ENDED
                                         APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006    OCTOBER 31,
                                           (UNAUDITED)       2005        (UNAUDITED)       2005        (UNAUDITED)        2005
                                         ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
   Net investment income (loss)           $   935,928    $  1,776,385   $   510,332    $ 1,013,214   $   (8,236,484) $   (3,865,211)
   Net realized gain (loss) on
   investments and foreign
   currencies                               1,153,845       2,255,872        45,081        291,350       23,508,514     168,605,007
   Net unrealized gain (loss) on
   investments and foreign
   currencies                                 968,960         717,855       253,268       (394,697)      80,280,941      29,077,929
                                          -----------    ------------   -----------    -----------   --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         3,058,733       4,750,112       808,681        909,867       95,552,971     193,817,725
                                          -----------    ------------   -----------    -----------   --------------  --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
SHAREHOLDERS FROM:
   Net investment income (Class A)           (559,162)       (935,015)     (195,324)      (326,880)              --              --
   Net investment income (Class B)           (288,496)       (322,791)     (128,369)      (212,621)              --              --
   Net investment income (Class C)           (514,882)       (626,519)     (227,944)      (473,704)              --              --
   Net investment income (Class I)             (2,342)         (2,869)           --             --               --              --
   Net investment income (Class Z)                 --              --            --             --               --              --
   Net realized gain on
   investments (Class A)                     (875,194)       (847,339)      (78,903)      (159,736)              --              --
   Net realized gain on
   investments (Class B)                     (515,994)       (350,708)      (65,007)      (145,621)              --              --
   Net realized gain on
   investments (Class C)                     (918,912)       (733,777)     (118,049)      (347,813)              --              --
   Net realized gain on
   investments (Class I)                       (3,449)         (2,252)           --             --               --              --
   Net realized gain on
   investments (Class Z)                           --              --            --             --               --              --
                                          -----------    ------------   -----------    -----------   --------------  --------------
Total dividends and distributions to
shareholders                               (3,678,431)     (3,821,270)     (813,596)    (1,666,375)              --              --
                                          -----------    ------------   -----------    -----------   --------------  --------------
Net increase (decrease) in net
assets resulting from capital share
transactions (Note 8)                      (6,709,555)    (16,317,195)   (7,725,756)    (5,495,677)     (78,795,414)   (357,823,135)
                                          -----------    ------------   -----------    -----------   --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    (7,329,253)    (15,388,353)   (7,730,671)    (6,252,185)      16,757,557    (164,005,410)

NET ASSETS:
Beginning of period                        74,005,424      89,393,777    31,555,917     37,808,102    1,545,361,846   1,709,367,256
                                          -----------    ------------   -----------    -----------   --------------  --------------
End of period*                            $66,676,171    $ 74,005,424   $23,825,246    $31,555,917   $1,562,119,403  $1,545,361,846
                                          ===========    ============   ===========    ===========   ==============  ==============

----------
*Includes accumulated undistributed
net investment income (loss)              $  (290,159)   $    138,795   $   (67,823)   $   (26,518)  $   (8,395,684) $     (159,200)
                                          ===========    ============   ===========    ===========   ==============  ==============

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                          FOCUSED MULTI-CAP                  FOCUSED MID-CAP                 FOCUSED SMALL-CAP
                                          GROWTH PORTFOLIO                  GROWTH PORTFOLIO+                GROWTH PORTFOLIO+
                                     ----------------------------  ----------------------------------  ----------------------------
                                       FOR THE SIX   FOR THE YEAR    FOR THE SIX     FOR THE PERIOD      FOR THE SIX   FOR THE YEAR
                                      MONTHS ENDED       ENDED      MONTHS ENDED    AUGUST 3, 2005(1)    MONTHS ENDED      ENDED
                                     APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006       THROUGH        APRIL 30, 2006  OCTOBER 31,
                                       (UNAUDITED)       2005        (UNAUDITED)    OCTOBER 31, 2005     (UNAUDITED)       2005
                                     ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
   Net investment income (loss)       $ (2,543,688)  $ (5,413,699)  $  (114,182)       $   (84,083)     $ (2,964,749)  $ (6,171,364)
   Net realized gain (loss) on
   investments and foreign
   currencies                           33,025,826     65,816,201     1,560,102           (240,601)       42,845,044     40,533,149
   Net unrealized gain (loss) on
   investments and foreign
   currencies                           17,632,983     13,783,492     9,951,145           (247,026)       30,651,009     13,167,924
                                      ------------   ------------   -----------        -----------      ------------   ------------
Net increase (decrease) in net
assets resulting from operations        48,115,121     74,185,994    11,397,065           (571,710)       70,531,304     47,529,709
                                      ------------   ------------   -----------        -----------      ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
SHAREHOLDERS FROM:
   Net investment income (Class A)              --             --       (61,183)                --                --             --
   Net investment income (Class B)              --             --            --                 --                --             --
   Net investment income (Class C)              --             --            --                 --                --             --
   Net investment income (Class I)              --             --           (46)                --                --             --
   Net investment income (Class Z)              --             --            --                 --                --             --
   Net realized gain on
   investments (Class A)                        --             --            --                 --       (19,540,218)            --
   Net realized gain on investments
   (Class B)                                    --             --            --                 --        (3,581,598)            --
   Net realized gain on investments
   (Class C)                                    --             --            --                 --        (7,183,708)            --
   Net realized gain on investments
   (Class I)                                    --             --            --                 --          (726,791)            --
   Net realized gain on investments
   (Class Z)                                    --             --            --                 --                --             --
                                      ------------   ------------   -----------        -----------      ------------   ------------
Total dividends and
   distributions to shareholders                --             --       (61,229)                --       (31,032,315)            --
                                      ------------   ------------   -----------        -----------      ------------   ------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 8)           7,589,585        355,445    32,076,631         36,701,846       (24,523,641)   (18,002,963)
                                      ------------   ------------   -----------        -----------      ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                  55,704,706     74,541,439    43,412,467         36,130,136        14,975,348     29,526,746

NET ASSETS:
Beginning of period                    407,812,736    333,271,297    36,130,136                 --       342,089,230    312,562,484
                                      ------------   ------------   -----------        -----------      ------------   ------------
End of period*                        $463,517,442   $407,812,736   $79,542,603        $36,130,136      $357,064,578   $342,089,230
                                      ============   ============   ===========        ===========      ============   ============
----------
*Includes accumulated
undistributed net investment
income (loss)                         $ (2,594,880)  $    (51,192)  $  (175,411)       $        --      $ (2,973,552)  $     (8,803)
                                      ============   ============   ===========        ===========      ============   ============

(1)  Commencement of operations

+    See Note 1

See  Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                           FOCUSED LARGE-CAP             FOCUSED MULTI-CAP                FOCUSED MID-CAP
                                            VALUE PORTFOLIO               VALUE PORTFOLIO                 VALUE PORTFOLIO+
                                     ----------------------------  ----------------------------  ---------------------------------
                                      FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR    FOR THE SIX     FOR THE PERIOD
                                      MONTHS ENDED       ENDED      MONTHS ENDED       ENDED      MONTHS ENDED   AUGUST 3, 2005(1)
                                     APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006       THROUGH
                                      (UNAUDITED)        2005       (UNAUDITED)        2005        (UNAUDITED)    OCTOBER 31, 2005
                                     ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
   Net investment income (loss)       $    777,034   $    833,636   $    545,035   $   (571,838)   $   301,733      $   (27,885)
   Net realized gain (loss) on
   investments and foreign
   currencies                           29,375,980     22,661,693      7,643,470     72,560,996      1,989,678            4,408
   Net unrealized gain (loss) on
   investments and foreign
   currencies                           15,484,740     48,003,875     66,681,253     (9,918,008)     7,804,734         (391,791)
                                      ------------   ------------   ------------   ------------    -----------      -----------
   Net increase (decrease) in net
   assets resulting from
   operations                           45,637,754     71,499,204     74,869,758     62,071,150     10,096,145         (415,268)
                                      ------------   ------------   ------------   ------------    -----------      -----------
DIVIDENDS AND DISTRIBUTIONS PAID TO
SHAREHOLDERS FROM:
   Net investment income (Class A)      (1,330,788)      (900,327)            --             --       (382,063)              --
   Net investment income (Class B)               --            --             --             --         (1,021)              --
   Net investment income (Class C)               --            --             --             --         (4,762)              --
   Net investment income (Class I)               --            --             --             --           (239)              --
   Net investment income (Class Z)               --            --             --             --             --               --
   Net realized gain on investments
   (Class A)                           (18,840,906)    (2,506,673)   (17,912,583)            --         (4,324)              --
   Net realized gain on investments
   (Class B)                            (1,581,894)      (299,251)   (13,834,638)            --            (17)              --
   Net realized gain on investments
   (Class C)                            (3,197,957)      (523,519)   (15,608,635)            --            (77)              --
   Net realized gain on investments
   (Class I)                                    --             --             --             --             (3)              --
   Net realized gain on investments
   (Class Z)                                    --             --             --             --             --               --
                                      ------------   ------------   ------------   ------------    -----------      -----------
Total dividends and distributions
to shareholders                        (24,951,545)    (4,229,770)   (47,355,856)            --       (392,506)              --
                                      ------------   ------------   ------------   ------------    -----------      -----------
Net increase (decrease) in net
assets resulting from capital share
transactions (Note 8)                   36,363,373     (9,709,434)    (9,125,755)   (74,025,719)    29,564,151       37,212,107
                                      ------------   ------------   ------------   ------------    -----------      -----------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                  57,049,582     57,560,000     18,388,147    (11,954,569)    39,267,790       36,796,839
NET ASSETS:
Beginning of period                    546,429,662    488,869,662    589,753,621    601,708,190     36,796,839               --
                                      ------------   ------------   ------------   ------------    -----------      -----------
End of period*                        $603,479,244   $546,429,662   $608,141,768   $589,753,621    $76,064,629      $36,796,839
                                      ============   ============   ============   ============    ===========      ===========
----------
*Includes accumulated undistributed
net investment income (loss)          $    265,448   $    819,202   $    496,979   $    (48,056)   $   (76,039)     $    10,313
                                      ============   ============   ============   ============    ===========      ===========

(1)  Commencement of operations

+    See Note 1

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                           FOCUSED SMALL-CAP             FOCUSED GROWTH AND          FOCUSED INTERNATIONAL
                                            VALUE PORTFOLIO+              INCOME PORTFOLIO             EQUITY PORTFOLIO
                                     ----------------------------  -----------------------------  ----------------------------
                                      FOR THE SIX    FOR THE YEAR   FOR THE SIX     FOR THE YEAR    FOR THE SIX   FOR THE YEAR
                                      MONTHS ENDED       ENDED      MONTHS ENDED        ENDED      MONTHS ENDED       ENDED
                                     APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006    OCTOBER 31,  APRIL 30, 2006   OCTOBER 31,
                                      (UNAUDITED)        2005       (UNAUDITED)         2005        (UNAUDITED)       2005
                                     -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)       $     39,946   $ (3,326,541)  $    400,740   $      21,235   $  1,014,671   $  2,535,183
   Net realized gain (loss) on
   investments and foreign
   currencies                           29,462,896     93,011,379      5,878,287      50,515,774     19,500,356     16,785,857
   Net unrealized gain (loss) on
   investments and foreign
   currencies                           17,466,289    (43,169,876)    30,269,371     (14,216,490)    36,604,804     17,027,369
                                      ------------   ------------   ------------   -------------   ------------   ------------
   Net increase (decrease) in net
   assets resulting from
   operations                           46,969,131     46,514,962     36,548,398      36,320,519     57,119,831     36,348,409
                                      ------------   ------------   ------------   -------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
SHAREHOLDERS FROM:
   Net investment income (Class A)              --             --     (1,029,221)             --     (3,347,221)      (436,285)
   Net investment income (Class B)              --             --             --              --       (135,471)            --
   Net investment income (Class C)              --             --             --              --       (351,219)            --
   Net investment income (Class I)              --             --             --              --             --             --
   Net investment income (Class Z)              --             --             --              --             --             --
   Net realized gain on investments
   (Class A)                           (56,358,970)   (37,970,353)            --              --    (13,433,699)    (7,185,784)
   Net realized gain on investments
   (Class B)                           (11,910,757)    (8,513,898)            --              --       (905,106)      (467,767)
   Net realized gain on investments
   (Class C)                           (21,788,755)   (13,371,261)            --              --     (2,345,108)    (1,272,195)
   Net realized gain on investments
   (Class I)                                    --             --             --              --             --             --
   Net realized gain on investments
   (Class Z)                                    --             --             --              --             --             --
                                      ------------   ------------   ------------   -------------   ------------   ------------
Total dividends and distributions
to shareholders                        (90,058,482)   (59,855,512)    (1,029,221)             --    (20,517,824)    (9,362,031)
                                      ------------   ------------   ------------   -------------   ------------   ------------
Net increase (decrease) in net
assets resulting from capital share
transactions (Note 8)                  (56,681,336)    (6,024,069)   (34,024,528)   (112,018,433)    71,880,209     21,490,760
                                      ------------   ------------   ------------   -------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                 (99,770,687)   (19,364,619)     1,494,649     (75,697,914)   108,482,216     48,477,138
NET ASSETS:
Beginning of period                    513,537,160    532,901,779    342,235,593     417,933,507    254,323,822    205,846,684
                                      ------------   ------------   ------------   -------------   ------------   ------------
End of period*                        $413,766,473   $513,537,160   $343,730,242   $ 342,235,593   $362,806,038   $254,323,822
                                      ============   ============   ============   =============   ============   ============
----------
*Includes accumulated undistributed
net investment income (loss)          $     18,504   $    (21,442)  $   (459,950)  $     168,531   $   (659,357)  $  2,159,883
                                      ============   ============   ============   =============   ============   ============

+    See Note 1

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                                             FOCUSED TECHNOLOGY         FOCUSED DIVIDEND STRATEGY
                                                                  PORTFOLIO                     PORTFOLIO
                                                        ----------------------------  ----------------------------
                                                         FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                         MONTHS ENDED       ENDED      MONTHS ENDED       ENDED
                                                        APRIL 30, 2006   OCTOBER 31,  APRIL 30, 2006   OCTOBER 31,
                                                         (UNAUDITED)        2005       (UNAUDITED)        2005
                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                          $ (1,077,545)  $ (1,724,265)  $    290,013   $  3,481,862
   Net realized gain (loss) on investments and foreign
   currencies                                               9,447,265      9,001,288     22,602,763     11,291,544
   Net unrealized gain (loss) on investments and
   foreign currencies                                       1,006,908      6,030,444     12,294,146     (9,860,254)
                                                         ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
operations                                                  9,376,628     13,307,467     35,186,922      4,913,152
                                                         ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income (Class A)                                 --             --       (323,650)    (1,318,149)
   Net investment income (Class B)                                 --             --       (186,126)      (747,884)
   Net investment income (Class C)                                 --             --       (354,653)    (1,327,312)
   Net investment income (Class I)                                 --             --             --             --
   Net investment income (Class Z)                                 --             --             --             --
   Net realized gain on investments (Class A)                      --             --             --             --
   Net realized gain on investments (Class B)                      --             --             --             --
   Net realized gain on investments (Class C)                      --             --             --             --
   Net realized gain on investments (Class I)                      --             --             --             --
   Net realized gain on investments (Class Z)                      --             --             --             --
                                                         ------------   ------------   ------------   ------------
Total dividends and distributions to shareholders                  --             --       (864,429)    (3,393,345)
                                                         ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
capital share transactions (Note 8)                        (4,620,256)    (4,165,162)   (21,220,963)   (36,052,573)
                                                         ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     4,756,372      9,142,305     13,101,530    (34,532,766)
NET ASSETS:
Beginning of period                                       101,457,852     92,315,547    194,856,273    229,389,039
                                                         ------------   ------------   ------------   ------------
End of period*                                           $106,214,224   $101,457,852   $207,957,803   $194,856,273
                                                         ============   ============   ============   ============
----------
*Includes accumulated undistributed net investment
income (loss)                                            $ (1,086,328)  $     (8,783)  $   (196,951)  $    377,465
                                                         ============   ============   ============   ============

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

FINANCIAL HIGHLIGHTS

                                            NET
                                            GAIN
                                           (LOSS)
                        NET                 ON                DIVI-   DISTRI-  DISTRI-
                       ASSET              INVEST-    TOTAL    DENDS   BUTIONS  BUTIONS
                       VALUE     NET       MENTS      FROM     FROM     FROM     FROM
                      BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
                       NING      MENT     REALIZED    MENT   INVEST-   RETURN   REAL-
PERIOD                  OF      INCOME    AND UN-    OPERA-    MENT     OF       IZED
ENDED                 PERIOD  (LOSS)(1)  REALIZED)   TIONS    INCOME  CAPITAL   GAINS
--------------------  ------  ---------  ---------  -------  -------  -------  -------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                   CLASS A
11/08/02-10/31/03(5)  $12.50   $(0.03)    $ 3.49    $ 3.46   $(0.02)    $--    $   --
10/31/04               15.94    (0.03)      0.76      0.73       --      --     (0.00)
10/31/05               16.67    (0.02)      2.22      2.20    (0.21)     --     (0.06)
04/30/06(8)            18.60     0.03       1.92      1.95    (0.32)     --     (0.78)
                                                   CLASS B
11/08/02-10/31/03(5)  $12.50   $(0.11)    $ 3.46    $ 3.35   $(0.01)    $--    $   --
10/31/04               15.84    (0.13)      0.75      0.62       --      --     (0.00)
10/31/05               16.46    (0.15)      2.21      2.06    (0.10)     --     (0.06)
04/30/06(8)            18.36    (0.03)      1.90      1.87    (0.21)     --     (0.78)
                                                   CLASS C+
11/08/02-10/31/03(5)  $12.50   $(0.11)    $ 3.45    $ 3.34   $(0.01)    $--    $   --
10/31/04               15.83    (0.13)      0.76      0.63       --      --     (0.00)
10/31/05               16.46    (0.13)      2.19      2.06    (0.10)     --     (0.06)
04/30/06(8)            18.36    (0.02)      1.90      1.88    (0.21)     --     (0.78)
                                                   CLASS I
02/23/04-10/31/04(6)  $17.20   $(0.03)    $(0.50)   $(0.53)  $   --     $--    $   --
10/31/05               16.67    (0.01)      2.22      2.21    (0.23)     --     (0.06)
04/30/06(8)            18.59     0.09       1.88      1.97    (0.33)     --     (0.78)
--------------------------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                   CLASS A
11/08/02-10/31/03(5)  $12.50   $ 0.02     $ 2.58    $ 2.60   $(0.03)    $--    $   --
10/31/04               15.07     0.08       0.89      0.97    (0.05)     --     (0.00)
10/31/05               15.99     0.08       1.71      1.79    (0.22)     --     (0.01)
04/30/06(8)            17.55     0.10       1.82      1.92    (0.32)     --     (0.16)
                                                   CLASS B
11/08/02-10/31/03(5)  $12.50   $(0.06)    $ 2.57    $ 2.51   $(0.02)    $--    $   --
10/31/04               14.99    (0.02)      0.89      0.87       --      --     (0.00)
10/31/05               15.86    (0.03)      1.68      1.65    (0.12)     --     (0.01)
04/30/06(8)            17.38     0.04       1.82      1.86    (0.21)     --     (0.16)
                                                   CLASS C+
11/08/02-10/31/03(5)  $12.50   $(0.06)    $ 2.57    $ 2.51   $(0.02)    $--    $   --
10/31/04               14.99    (0.02)      0.89      0.87       --      --     (0.00)
10/31/05               15.86    (0.02)      1.68      1.66    (0.12)     --     (0.01)
04/30/06(8)            17.39     0.04       1.81      1.85    (0.21)     --     (0.16)
--------------------------------------------------------------------------------------




                                                              RATIO         RATIO
                                                                OF          OF NET
                                 NET                 NET     EXPENSES     INVESTMENT
                                ASSET              ASSETS       TO          INCOME      PORT-
                       TOTAL    VALUE              END OF    AVERAGE      (LOSS) TO     FOLIO
PERIOD                DISTRI-  END OF    TOTAL     PERIOD      NET       AVERAGE NET    TURN-
ENDED                 BUTIONS  PERIOD  RETURN(2)   (000'S)  ASSETS(7)     ASSETS(7)      OVER
--------------------  -------  ------  ---------  --------  ---------    -----------    -----
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                               CLASS A
11/08/02-10/31/03(5)  $(0.02)  $15.94    27.72%   $ 50,347  0.25%(3)(4)  (0.25)%(3)(4)    7%
10/31/04               (0.00)   16.67     4.60     161,243  0.19(4)      (0.17)(4)        2
10/31/05               (0.27)   18.60    13.28     184,509  0.20(4)      (0.09)(4)       13
04/30/06(8)            (1.10)   19.45    10.84     213,195  0.17(3)       0.34(3)        22
                                                               CLASS B
11/08/02-10/31/03(5)  $(0.01)  $15.84    26.81%   $ 30,942  0.90%(3)(4)  (0.90)%(3)(4)    7%
10/31/04               (0.00)   16.46     3.93      94,156  0.85(4)      (0.83)(4)        2
10/31/05               (0.16)   18.36    12.58     113,602  0.87(4)      (0.81)(4)       13
04/30/06(8)            (0.99)   19.24    10.45     130,847  0.84(3)      (0.29)(3)       22
                                                               CLASS C+
11/08/02-10/31/03(5)  $(0.01)  $15.83    26.73%   $ 96,094  0.90%(3)(4)  (0.90)%(3)(4)    7%
10/31/04               (0.00)   16.46     4.00     263,636  0.82(4)      (0.79)(4)        2
10/31/05               (0.16)   18.36    12.58     298,568  0.84(4)      (0.75)(4)       13
04/30/06(8)            (0.99)   19.25    10.51     335,356  0.81(3)      (0.24)(3)       22

02/23/04-10/31/04(6)  $   --   $16.67    (3.08)%  $  5,741  0.15%(3)(4)  (0.19)%(3)(4)    2%
10/31/05               (0.29)   18.59    13.33       6,035  0.15(4)      (0.08)(4)       13
04/30/06(8)            (1.11)   19.45    10.94       5,606  0.15(3)       0.91(3)        22
---------------------------------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                               CLASS A
11/08/02-10/31/03(5)  $(0.03)  $15.07    20.82%   $ 57,362  0.25%(3)(4)   0.16%(3)(4)     0%
10/31/04               (0.05)   15.99     6.48     161,187  0.20(4)       0.49(4)         0
10/31/05               (0.23)   17.55    11.20     225,664  0.20(4)       0.51(4)         1
04/30/06(8)            (0.48)   18.99    11.12     267,911  0.16(3)       1.11(3)        10
                                                               CLASS B
11/08/02-10/31/03(5)  $(0.02)  $14.99    20.07%   $ 41,762  0.90%(3)(4)  (0.50)%(3)(4)    0%
10/31/04               (0.00)   15.86     5.81      98,520  0.84(4)      (0.14)(4)        0
10/31/05               (0.13)   17.38    10.37     135,585  0.86(4)      (0.17)(4)        1
04/30/06(8)            (0.37)   18.87    10.85     160,009  0.82(3)       0.42(3)        10
                                                               CLASS C+
11/08/02-10/31/03(5)  $(0.02)  $14.99    20.07%   $113,247  0.90%(3)(4)  (0.48)%(3)(4)    0%
10/31/04               (0.00)   15.86     5.81     282,018  0.82(4)      (0.12)(4)        0
10/31/05               (0.13)   17.39    10.44     359,119  0.84(4)      (0.11)(4)        1
04/30/06(8)            (0.37)   18.87    10.79     415,328  0.81(3)       0.44(3)        10
---------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                 10/31/03  10/31/04  10/31/05   04/30/06(3)(8)
                                 --------  --------  ---------  --------------
Focused Equity Strategy A          0.36%    (0.02)%   (0.01)%       (0.00)%
Focused Equity Strategy B          0.42     (0.02)    (0.01)        (0.00)
Focused Equity Strategy C+         0.18      0.00     (0.01)        (0.00)
Focused Equity Strategy I            --      0.26      0.10          0.16
Focused Multi-Asset Strategy A     0.25     (0.02)    (0.01)        (0.00)
Focused Multi-Asset Strategy B     0.27     (0.02)    (0.02)        (0.00)
Focused Multi-Asset Strategy C+    0.12      0.00     (0.02)           --

(5)  Commencement of operations

(6)  Inception date of class.

(7) Does not include underlying fund expenses that the Portfolios bear indirectly.

(8)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                            NET
                                           GAIN
                                          (LOSS)
                        NET                 ON                DIVI-   DISTRI-  DISTRI-
                       ASSET              INVEST-    TOTAL    DENDS   BUTIONS  BUTIONS
                       VALUE     NET       MENTS      FROM    FROM     FROM      FROM
                      BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
                        NING     MENT     REALIZED    MENT   INVEST-  RETURN    REAL-
PERIOD                  OF      INCOME    AND UN-    OPERA-    MENT      OF      IZED
ENDED                 PERIOD  (LOSS)(1)  REALIZED)   TIONS    INCOME  CAPITAL   GAINS
--------------------  ------  ---------  ---------  -------  -------  -------  -------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                  CLASS A
11/08/02-10/31/03(5)  $12.50   $ 0.05     $ 2.41    $ 2.46   $(0.06)   $0.00   $   --
10/31/04               14.90     0.15       0.56      0.71    (0.20)      --    (0.00)
10/31/05               15.41     0.18       1.23      1.41    (0.30)      --    (0.17)
04/30/06(8)            16.35     0.14       1.07      1.21    (0.31)      --    (0.66)
                                                  CLASS B
11/08/02-10/31/03(5)  $12.50   $(0.02)    $ 2.39    $ 2.37   $(0.03)   $0.00   $   --
10/31/04               14.84     0.05       0.56      0.61    (0.06)      --    (0.00)
10/31/05               15.39     0.07       1.23      1.30    (0.20)      --    (0.17)
04/30/06(8)            16.32     0.09       1.06      1.15    (0.25)      --    (0.66)
                                                  CLASS C+
11/08/02-10/31/03(5)  $12.50   $(0.02)    $ 2.40    $ 2.38   $(0.03)   $0.00   $   --
10/31/04               14.85     0.06       0.56      0.62    (0.06)      --    (0.00)
10/31/05               15.41     0.08       1.23      1.31    (0.20)      --    (0.17)
04/30/06(8)            16.35     0.09       1.06      1.15    (0.25)      --    (0.66)
                                                  CLASS I
02/23/04-10/31/04(6)  $15.72   $ 0.12     $(0.32)   $(0.20)  $(0.11)   $  --   $   --
10/31/05               15.41     0.17       1.24      1.41    (0.31)      --    (0.17)
04/30/06(8)            16.34     0.25       0.96      1.21    (0.31)      --    (0.66)
--------------------------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                  CLASS A
11/08/02-10/31/03(5)  $12.50    $ 0.20    $ 1.23    $ 1.43   $(0.18)   $  --   $   --
10/31/04               13.75      0.33      0.25      0.58    (0.36)      --    (0.01)
10/31/05               13.96      0.35      0.46      0.81    (0.37)      --    (0.31)
04/30/06(8)            14.09      0.22      0.41      0.63    (0.30)      --    (0.45)
                                                  CLASS B
11/08/02-10/31/03(5)  $12.50    $ 0.12    $ 1.23    $ 1.35   $(0.11)   $  --   $   --
10/31/04               13.74      0.24      0.24      0.48    (0.26)      --    (0.01)
10/31/05               13.95      0.25      0.47      0.72    (0.28)      --    (0.31)
04/30/06(8)            14.08      0.16      0.40      0.56    (0.25)      --    (0.45)
                                                  CLASS C+
11/08/02-10/31/03(5)  $12.50    $ 0.13    $ 1.22    $ 1.35   $(0.11)   $  --   $   --
10/31/04               13.74      0.24      0.24      0.48    (0.26)      --    (0.01)
10/31/05               13.95      0.25      0.47      0.72    (0.28)      --    (0.31)
04/30/06(8)            14.08      0.17      0.39      0.56    (0.25)      --    (0.45)
                                                  CLASS I
07/06/04-10/31/04(6)  $13.86    $ 0.06    $ 0.11    $ 0.17   $(0.07)   $  --   $   --
10/31/05               13.96      0.35      0.47      0.82    (0.38)      --    (0.31)
04/30/06(8)            14.09      0.21      0.41      0.62    (0.30)      --    (0.45)
--------------------------------------------------------------------------------------




                                                              RATIO         RATIO
                                                                OF          OF NET
                                 NET                         EXPENSES     INVESTMENT
                                ASSET                NET        TO          INCOME      PORT-
                       TOTAL    VALUE              ASSETS    AVERAGE      (LOSS) TO     FOLIO
PERIOD                DISTRI-  END OF    TOTAL     END OF      NET       AVERAGE NET    TURN-
ENDED                 BUTIONS  PERIOD  RETURN(2)   PERIOD   ASSETS(7)     ASSETS(7)      OVER
-----------------------------  ------  ---------  --------  ---------    -----------    -----
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                  CLASS A
11/08/02-10/31/03(5)  $(0.06)  $14.90   19.75%    $ 54,459  0.25%(3)(4)   0.43%(3)(4)     2%
10/31/04               (0.20)   15.41    4.78      130,851  0.20(4)       0.99(4)         9
10/31/05               (0.47)   16.35    9.23      144,668  0.19(4)       1.10(4)        14
04/30/06(8)            (0.97)   16.59    7.56      146,985  0.17(3)       1.69(3)        26
                                                  CLASS B
11/08/02-10/31/03(5)  $(0.03)  $14.84   18.98%    $ 48,183  0.90%(3)(4)  (0.20)%(3)(4)    2%
10/31/04               (0.06)   15.39    4.09      108,591  0.85(4)       0.33(4)         9
10/31/05               (0.37)   16.32    8.47      114,867  0.85(4)       0.44(4)        14
04/30/06(8)            (0.91)   16.56    7.23      117,613  0.84(3)       1.04(3)        26
                                                  CLASS C+
11/08/02-10/31/03(5)  $(0.03)  $14.85   19.06%    $102,550  0.90%(3)(4)   0.19%(3)(4)     2%
10/31/04               (0.06)   15.41    4.16      198,590  0.84(4)       0.38(4)         9
10/31/05               (0.37)   16.35    8.52      212,036  0.83(4)       0.48(4)        14
04/30/06(8)            (0.91)   16.59    7.22      222,642  0.81(3)       1.06(3)        26
                                                  CLASS I
02/23/04-10/31/04(6)  $(0.11)  $15.41   (1.26)%   $ 13,304  0.15%(3)(4)   0.75%(3)(4)     9%
10/31/05               (0.48)   16.34    9.22       14,889  0.15(4)       1.08(4)        14
04/30/06(8)            (0.97)   16.58    7.58        7,649  0.15(3)(4)    2.82(3)(4)     26
---------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                  CLASS A
11/08/02-10/31/03(5)  $(0.18)  $13.75   11.57%    $ 26,426  0.25%(3)(4)   1.64%(3)(4)     6%
10/31/04               (0.37)   13.96    4.22       38,251  0.22(4)       2.40(4)        17
10/31/05               (0.68)   14.09    5.87       28,583  0.25(4)       2.44(4)        11
04/30/06(8)            (0.75)   13.97    4.56       23,714  0.25(3)(4)    3.21(3)(4)     38
                                                  CLASS B
11/08/02-10/31/03(5)  $(0.11)  $13.74   10.88%    $ 11,562  0.90%(3)(4)   1.02%(3)(4)     6%
10/31/04               (0.27)   13.95    3.44       16,053  0.90(4)       1.70(4)        17
10/31/05               (0.59)   14.08    5.18       16,198  0.90(4)       1.79(4)        11
04/30/06(8)            (0.70)   13.94    4.08       15,729  0.90(3)(4)    2.36(3)(4)     38
                                                  CLASS C+
11/08/02-10/31/03(5)  $(0.11)  $13.74   10.88%    $ 21,880  0.90%(3)(4)   1.08%(3)(4)     6%
10/31/04               (0.27)   13.95    3.51       34,981  0.88(4)       1.73(4)        17
10/31/05               (0.59)   14.08    5.18       29,116  0.90(4)       1.80(4)        11
04/30/06(8)            (0.70)   13.94    4.08       27,121  0.90(3)(4)    2.37(3)(4)     38
                                                  CLASS I
07/06/04-10/31/04(6)  $(0.07)  $13.96    1.26%    $    101  0.15%(3)      1.03%(3)       17%
10/31/05               (0.69)   14.09    5.97          108  0.15(4)       2.54(4)        11
04/30/06(8)            (0.75)   13.96    4.52          112  0.15(3)(4)    3.09(3)(4)     38
---------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                             10/31/03  10/31/04  10/31/05  04/30/06(3)(8)
                                             --------  --------  --------  --------------
Focused Balanced Strategy A                    0.21%    (0.03)%    0.00%          --%
Focused Balanced Strategy B                    0.18     (0.02)    (0.01)          --
Focused Balanced Strategy C+                   0.09      0.00     (0.01)          --
Focused Balanced Strategy I                      --      0.11      0.03         0.10
Focused Fixed Income and Equity Strategy A     0.53     (0.02)    (0.03)        0.02
Focused Fixed Income and Equity Strategy B     0.71     (0.02)    (0.00)        0.05
Focused Fixed Income and Equity Strategy C+    0.52      0.01     (0.01)        0.02
Focused Fixed Income and Equity Strategy I       --     13.99     14.47         9.27

(5)  Commencement of operations

(6)  Inception date of class.

(7) Does not include underlying fund expenses that the Portfolios bear indirectly.

(8)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                             NET
                                            GAIN
                                           (LOSS)
                        NET                  ON                DIVI-   DISTRI-  DISTRI-
                       ASSET               INVEST-    TOTAL    DENDS   BUTIONS  BUTIONS
                       VALUE      NET       MENTS      FROM    FROM     FROM     FROM
                       BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
                        NING     MENT      REALIZED    MENT   INVEST-  RETURN    REAL-
PERIOD                   OF     INCOME     AND UN-    OPERA-   MENT      OF      IZED
ENDED                  PERIOD  (LOSS)(1)  REALIZED)   TIONS    INCOME  CAPITAL   GAINS
--------------------  -------  ---------  ---------  -------  -------  -------  -------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                    CLASS A
11/08/02-10/31/03(5)  $12.50     $0.30     $ 0.46     $0.76   $(0.30)    $--    $   --
10/31/04               12.96      0.42       0.25      0.67    (0.50)     --     (0.11)
10/31/05               13.02      0.43      (0.07)     0.36    (0.43)     --     (0.24)
04/30/06(7)            12.71      0.27       0.10      0.37    (0.28)     --     (0.11)
                                                    CLASS B
11/08/02-10/31/03(5)  $12.50     $0.23     $ 0.46     $0.69   $(0.23)    $--    $   --
10/31/04               12.96      0.33       0.25      0.58    (0.42)     --     (0.11)
10/31/05               13.01      0.35      (0.08)     0.27    (0.34)     --     (0.24)
04/30/06(7)            12.70      0.22       0.11      0.33    (0.24)     --     (0.11)
                                                    CLASS C+
11/08/02-10/31/03(5)  $12.50     $0.22     $ 0.47     $0.69   $(0.23)    $--    $   --
10/31/04               12.96      0.31       0.27      0.58    (0.43)     --     (0.11)
10/31/05               13.00      0.35      (0.07)     0.28    (0.34)     --     (0.24)
04/30/06(7)            12.70      0.23       0.10      0.33    (0.24)     --     (0.11)




                                                              RATIO          RATIO
                                                                OF          OF NET
                                NET                          EXPENSES     INVESTMENT
                               ASSET               NET          TO          INCOME     PORT-
                       TOTAL   VALUE              ASSETS     AVERAGE       (LOSS) TO   FOLIO
PERIOD                DISTRI-  END OF    TOTAL    END OF       NET        AVERAGE NET  TURN-
ENDED                 BUTIONS  PERIOD  RETURN(2)  PERIOD   ASSETS(4)(6)  ASSETS(4)(6)  OVER
--------------------  -------  ------  ---------  -------  ------------  ------------  -----
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)  $(0.30)  $12.96    6.35%    $ 8,400    0.25%(3)      2.52%(3)     66%
10/31/04               (0.61)   13.02    5.29       8,921    0.25          3.27         55
10/31/05               (0.67)   12.71    2.78      10,109    0.25          3.35         22
04/30/06(7)            (0.39)   12.69    2.98       7,928    0.25(3)       4.16(3)      45
                                                      CLASS B
11/08/02-10/31/03(5)  $(0.23)  $12.96    5.69%    $ 6,033    0.90%(3)      1.94%(3)     66%
10/31/04               (0.53)   13.01    4.61       8,157    0.90          2.62         55
10/31/05               (0.58)   12.70    2.12       7,436    0.90          2.69         22
04/30/06(7)            (0.35)   12.68    2.64       6,037    0.90(3)       3.40(3)      45
                                                     CLASS C+
11/08/02-10/31/03(5)  $(0.23)  $12.96    5.69%    $10,537    0.90%(3)      1.89%(3)     66%
10/31/04               (0.54)   13.00    4.55      20,730    0.90          2.51         55
10/31/05               (0.58)   12.70    2.20      14,010    0.90          2.68         22
04/30/06(7)            (0.35)   12.68    2.64       9,860    0.90(3)       3.60(3)      45

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                    10/31/03  10/31/04  10/31/05  04/30/06(3)(7)
                                    --------  --------  --------  --------------
Focused Fixed Income Strategy A       0.90%     0.14%     0.13%        0.19%
Focused Fixed Income Strategy B       1.00      0.14      0.18         0.27
Focused Fixed Income Strategy C+      0.60      0.08      0.09         0.20

(5)  Commencement of operations

(6) Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                     NET
                                    GAIN
                                   (LOSS)
                NET                  ON                 DIVI-   DISTRI-   DISTRI-
               ASSET               INVEST-    TOTAL    DENDS   BUTIONS   BUTIONS
               VALUE      NET       MENTS      FROM     FROM    FROM       FROM
               BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET       NET
                NING     MENT     REALIZED     MENT   INVEST-  RETURN     REAL-
PERIOD           OF     INCOME     AND UN-    OPERA-    MENT     OF        IZED
ENDED          PERIOD  (LOSS)(1)  REALIZED)   TIONS    INCOME  CAPITAL    GAINS
-------------  ------  ---------  ---------  -------  -------  --------  --------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                             CLASS A
10/31/01       $21.49   $(0.11)    $(6.16)   $(6.27)    $--      $--      $(0.59)
10/31/02        14.63    (0.11)     (1.71)    (1.82)     --       --          --
10/31/03        12.81    (0.12)      3.97      3.85      --       --          --
10/31/04        16.66    (0.15)     (0.67)    (0.82)     --       --          --
10/31/05        15.84     0.01       1.96      1.97      --       --          --
04/30/06(5)     17.81    (0.07)      1.19      1.12      --       --          --
                                             CLASS B
10/31/01       $21.14   $(0.22)    $(6.04)   $(6.26)    $--      $--      $(0.59)
10/31/02        14.29    (0.20)     (1.65)    (1.85)     --       --          --
10/31/03        12.44    (0.20)      3.83      3.63      --       --          --
10/31/04        16.07    (0.25)     (0.63)    (0.88)     --       --          --
10/31/05        15.19    (0.09)      1.85      1.76      --       --          --
04/30/06(5)     16.95    (0.13)      1.14      1.01      --       --          --
                                             CLASS C+
10/31/01       $21.14   $(0.22)    $(6.04)   $(6.26)    $--      $--      $(0.59)
10/31/02        14.29    (0.20)     (1.65)    (1.85)     --       --          --
10/31/03        12.44    (0.20)      3.83      3.63      --       --          --
10/31/04        16.07    (0.25)     (0.63)    (0.88)     --       --          --
10/31/05        15.19    (0.09)      1.86      1.77      --       --          --
04/30/06(5)     16.96    (0.13)      1.14      1.01      --       --          --
                                             CLASS Z
10/31/01       $21.62   $(0.07)    $(6.20)   $(6.27)    $--      $--      $(0.59)
10/31/02        14.76    (0.05)     (1.74)    (1.79)     --       --          --
10/31/03        12.97    (0.03)      4.01      3.98      --       --          --
10/31/04        16.95    (0.05)     (0.68)    (0.73)     --       --          --
10/31/05        16.22     0.11       2.00      2.11      --       --          --
04/30/06(5)     18.33    (0.02)      1.23      1.21      --       --          --




                                                        RATIO        RATIO
                                                         OF          OF NET
                         NET                          EXPENSES     INVESTMENT
                        ASSET                NET         TO          INCOME     PORT-
                TOTAL   VALUE               ASSETS     AVERAGE     (LOSS) TO    FOLIO
PERIOD         DISTRI-  END OF    TOTAL     END OF       NET      AVERAGE NET   TURN-
ENDED          BUTIONS  PERIOD  RETURN(2)   PERIOD     ASSETS        ASSETS     OVER
-------------  -------  ------  ---------  --------  ----------  -------------  -----
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                               CLASS A
10/31/01       $(0.59)  $14.63   (29.87)%  $284,538  1.56%       (0.66)%         178%
10/31/02           --    12.81   (12.44)    273,034  1.57(3)     (0.81)(3)       166
10/31/03           --    16.66    30.05     514,908  1.58(3)     (0.83)(3)        81
10/31/04           --    15.84    (4.92)    719,460  1.58(3)     (0.93)(3)       110
10/31/05           --    17.81    12.44     724,610  1.52(3)     (0.01)(3)       125
04/30/06(5)        --    18.93     6.29     788,730  1.51(3)(4)  (0.77)(3)(4)     89
                                               CLASS B
10/31/01       $(0.59)  $14.29   (30.33)%  $475,315  2.21%       (1.31)%         178%
10/31/02           --    12.44   (12.95)    414,904  2.21(3)     (1.45)(3)       166
10/31/03           --    16.07    29.18     502,311  2.22(3)     (1.47)(3)        81
10/31/04           --    15.19    (5.48)    425,461  2.23(3)     (1.59)(3)       110
10/31/05           --    16.95    11.59     342,067  2.20(3)     (0.62)(3)       125
04/30/06(5)        --    17.96     5.96     304,244  2.20(3)(4)  (1.45)(3)(4)     89
                                               CLASS C+
10/31/01       $(0.59)  $14.29   (30.33)%  $544,620  2.21%       (1.30)%         178%
10/31/02           --    12.44   (12.95)    458,335  2.21(3)     (1.45)(3)       166
10/31/03           --    16.07    29.18     539,786  2.21(3)     (1.45)(3)        81
10/31/04           --    15.19    (5.48)    489,636  2.22(3)     (1.59)(3)       110
10/31/05           --    16.96    11.65     398,270  2.18(3)     (0.60)(3)       125
04/30/06(5)        --    17.97     5.96     383,098  2.18(3)(4)  (1.43)(3)(4)     89
                                               CLASS Z
10/31/01       $(0.59)  $14.76   (29.68)%  $  9,321  1.27%       (0.38)%         178%
10/31/02           --    12.97   (12.13)      8,785  1.21(3)     (0.45)(3)       166
10/31/03           --    16.95    30.69      72,196  0.98(3)     (0.22)(3)        81
10/31/04           --    16.22    (4.31)     74,811  1.00(3)     (0.37)(3)       110
10/31/05           --    18.33    13.01      80,415  0.93(3)      0.57(3)        125
04/30/06(5)        --    19.54     6.60      86,047  0.93(3)(4)  (0.18)(3)(4)     89

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                              10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(4)(5)
                              --------   --------   --------   --------   --------------
Focused Large-Cap Growth A      0.09%      0.03%      0.05%     0.05%          0.02%
Focused Large-Cap Growth B      0.09       0.03       0.05      0.06           0.02
Focused Large-Cap Growth C+     0.09       0.03       0.05      0.06           0.02
Focused Large-Cap Growth Z      0.09       0.03       0.05      0.05           0.02

(4)  Annualized

(5)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                   NET
                                   GAIN
                                  (LOSS)
               NET                  ON               DIVI-   DISTRI-  DISTRI-
              ASSET               INVEST-   TOTAL    DENDS   BUTIONS  BUTIONS
              VALUE     NET       MENTS      FROM     FROM     FROM     FROM
             BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
              NING      MENT     REALIZED    MENT   INVEST-  RETURN    REAL-
PERIOD         OF      INCOME    AND UN-    OPERA-    MENT      OF      IZED
ENDED        PERIOD  (LOSS)(1)  REALIZED)   TIONS   INCOME   CAPITAL   GAINS
-----------  ------  ---------  ---------  -------  -------  -------  -------
FOCUSED MULTI-CAP GROWTH PORTFOLIO

                                     CLASS A

10/31/01     $31.19   $(0.15)    $(11.07)  $(11.22)   $--      $--    $(5.04)
10/31/02      14.93    (0.16)      (1.42)    (1.58)    --       --        --
10/31/03      13.35    (0.18)       3.69      3.51     --       --        --
10/31/04      16.86    (0.21)       1.33      1.12     --       --        --
10/31/05      17.98    (0.24)       4.28      4.04     --       --        --
04/30/06(6)   22.02    (0.11)       2.70      2.59     --       --        --

                                     CLASS B

10/31/01     $30.31   $(0.27)    $(10.67)  $(10.94)   $--      $--    $(5.04)
10/31/02      14.33    (0.25)      (1.36)    (1.61)    --       --        --
10/31/03      12.72    (0.26)       3.50      3.24     --       --        --
10/31/04      15.96    (0.32)       1.27      0.95     --       --        --
10/31/05      16.91    (0.35)       4.02      3.67     --       --        --
04/30/06(6)   20.58    (0.17)       2.51      2.34     --       --        --

                                    CLASS C+

10/31/01     $30.31   $(0.27)    $(10.68)  $(10.95)   $--      $--    $(5.04)
10/31/02      14.32    (0.24)      (1.36)    (1.60)    --       --        --
10/31/03      12.72    (0.26)       3.50      3.24     --       --        --
10/31/04      15.96    (0.31)       1.26      0.95     --       --        --
10/31/05      16.91    (0.35)       4.01      3.66     --       --        --
04/30/06(6)   20.57    (0.17)       2.52      2.35     --       --        --

                                                     RATIO       RATIO
                                                       OF        OF NET
                        NET                         EXPENSES   INVESTMENT
                       ASSET               NET         TO        INCOME    PORT-
              TOTAL    VALUE              ASSETS    AVERAGE    (LOSS) TO   FOLIO
PERIOD       DISTRI-  END OF    TOTAL     END OF      NET     AVERAGE NET  TURN-
ENDED        BUTIONS  PERIOD  RETURN(2)   PERIOD   ASSETS(3)   ASSETS(3)    OVER
-----------  -------  ------  ---------  --------  ---------  -----------  -----
FOCUSED MULTI-CAP GROWTH PORTFOLIO

                                     CLASS A

10/31/01     $(5.04)  $14.93   (41.40)%  $ 77,975  1.78%      (0.77)%       176%
10/31/02         --    13.35   (10.58)     85,244  1.76(4)    (1.08)(4)     211
10/31/03         --    16.86    26.29     127,425  1.72       (1.30)        100
10/31/04         --    17.98     6.64     188,725  1.72(4)    (1.24)(4)     128
10/31/05         --    22.02    22.47     264,942  1.72(4)    (1.16)(4)     138
04/30/06(6)      --    24.61    11.76     309,426  1.72(4)(5) (0.93)(4)(5)   50

                                     CLASS B

10/31/01     $(5.04)  $14.33   (41.73)%  $114,228  2.43%      (1.43)%       176%
10/31/02         --    12.72   (11.24)    118,177  2.41(4)    (1.74)(4)     211
10/31/03         --    15.96    25.47     130,904  2.37       (1.94)        100
10/31/04         --    16.91     5.95      96,978  2.37(4)    (1.91)(4)     128
10/31/05         --    20.58    21.70      85,580  2.37(4)    (1.81)(4)     138
04/30/06(6)      --    22.92    11.37      85,658  2.37(4)(5) (1.58)(4)(5)   50

                                    CLASS C+

10/31/01     $(5.04)  $14.32   (41.77)%  $ 34,567  2.43%      (1.43)%       176%
10/31/02         --    12.72   (11.17)     38,884  2.41(4)    (1.74)(4)     211
10/31/03         --    15.96    25.47      45,985  2.37       (1.94)        100
10/31/04         --    16.91     5.95      46,693  2.37(4)    (1.90)(4)     128
10/31/05         --    20.57    21.64      57,291  2.37(4)    (1.81)(4)     138
04/30/06(6)      --    22.92    11.42      68,433  2.37(4)(5) (1.58)(4)(5)   50

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/01   10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                              --------   --------   --------   --------   --------   --------------
Focused Multi-Cap Growth A      0.01%      0.05%      0.12%      0.06%      0.00%        (0.03)%
Focused Multi-Cap Growth B        --       0.01       0.10       0.07       0.03          0.02%
Focused Multi-Cap Growth C+     0.02       0.05       0.12       0.07       0.01         (0.03)%

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                              10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                              --------   --------   --------   --------   --------------
Focused Multi-Cap Growth A      0.03%       --%       0.01%      0.00%         0.01%
Focused Multi-Cap Growth B      0.03        --        0.01       0.00          0.01
Focused Multi-Cap Growth C+     0.03        --        0.01       0.00          0.01

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                            NET
                                           GAIN
                                          (LOSS)
                        NET                  ON               DIVI-   DISTRI-  DISTRI-
                       ASSET               INVEST-   TOTAL    DENDS   BUTIONS  BUTIONS
                       VALUE     NET       MENTS     FROM      FROM     FROM     FROM
                      BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
                       NING      MENT     REALIZED    MENT   INVEST-   RETURN   REAL-
PERIOD                  OF      INCOME     AND UN-   OPERA-    MENT      OF      IZED
ENDED                 PERIOD  (LOSS)(1)  REALIZED)   TIONS    INCOME  CAPITAL   GAINS
--------------------  ------  ---------  ---------  -------  -------  -------  -------
FOCUSED MID-CAP GROWTH PORTFOLIO

                                     CLASS A

08/03/05-10/31/05(5)  $12.50   $(0.03)    $(0.21)   $(0.24)  $   --     $--      $--
04/30/06(6)            12.26    (0.02)      2.45      2.43    (0.02)     --       --

                                     CLASS B

08/03/05-10/31/05(5)  $12.50   $(0.05)    $(0.21)   $(0.26)  $   --     $--      $--
04/30/06(6)            12.24    (0.08)      2.46      2.38       --      --       --

                                     CLASS C

08/03/05-10/31/05(5)  $12.50   $(0.04)    $(0.22)   $(0.26)  $   --     $--      $--
04/30/06(6)            12.24    (0.08)      2.47      2.39       --      --       --

                                     CLASS I

08/03/05-10/31/05(5)  $12.50   $(0.03)    $(0.21)   $(0.24)  $   --     $--      $--
04/30/06(6)            12.26     0.00       2.44      2.44    (0.02)     --       --


                                                              RATIO          RATIO
                                                               OF           OF NET
                                 NET                         EXPENSES     INVESTMENT
                                ASSET               NET         TO          INCOME     PORT-
                       TOTAL    VALUE              ASSETS     AVERAGE      (LOSS) TO   FOLIO
PERIOD                DISTRI-  END OF    TOTAL     END OF       NET       AVERAGE NET  TURN-
ENDED                 BUTIONS  PERIOD  RETURN(2)   PERIOD  ASSETS(3)(4)  ASSETS(3)(4)   OVER
--------------------  -------  ------  ---------  -------  ------------  ------------  -----
FOCUSED MID-CAP GROWTH PORTFOLIO

                                     CLASS A

08/03/05-10/31/05(5)  $   --   $12.26   (1.92)%   $35,945      1.72%        (1.06)%     19%
04/30/06(6)            (0.02)   14.67   19.82      75,032      1.72         (0.32)      60

                                     CLASS B

08/03/05-10/31/05(5)  $   --   $12.24   (2.08)%   $    56      2.37%        (1.81)%     19%
04/30/06(6)               --    14.62   19.44         691      2.37         (1.36)      60

                                     CLASS C

08/03/05-10/31/05(5)  $   --   $12.24   (2.08)%   $   105      2.37%        (1.91)%     19%
04/30/06(6)               --    14.63   19.53       3,791      2.37         (1.38)      60

                                     CLASS I

08/03/05-10/31/05(5)  $   --   $12.26   (1.92)%   $    25      1.62%        (0.93)%     19%
04/30/06(6)            (0.02)   14.68   19.95          29      1.62          0.05       60

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                           10/31/05(3)   04/30/06(3)(6)
                           -----------   --------------
Focused Mid-Cap Growth A       0.64%         (0.07)%
Focused Mid-Cap Growth B     131.64           7.60
Focused Mid-Cap Growth C      87.61           1.06
Focused Mid-Cap Growth I     190.14          24.99

(5)  Commencement of operations

(6)  Unaudited

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                      NET
                                      GAIN
                                     (LOSS)
                NET                    ON                 DIVI-    DISTRI-
               ASSET                 INVEST-    TOTAL     DENDS    BUTIONS
               VALUE      NET        MENTS       FROM      FROM      FROM
              BEGIN-    INVEST-      (BOTH     INVEST-     NET       NET
               NING       MENT      REALIZED     MENT    INVEST-    RETURN
   PERIOD       OF       INCOME     AND UN-     OPERA-     MENT       OF
   ENDED      PERIOD   (LOSS)(1)   REALIZED)    TIONS     INCOME   CAPITAL
-----------   ------   ---------   ---------   -------   -------   -------
FOCUSED SMALL-CAP GROWTH PORTFOLIO
                                 CLASS A
10/31/01      $17.27    $(0.14)     $(5.65)    $(5.79)     $--       $--
10/31/02       11.47     (0.15)      (1.11)     (1.26)      --        --
10/31/03       10.21     (0.18)       4.91       4.73       --        --
10/31/04       14.94     (0.22)       0.96       0.74       --        --
10/31/05       15.68     (0.27)       2.55       2.28       --        --
04/30/06(6)    17.96     (0.14)       4.06       3.92       --        --
                                 CLASS B
10/31/01      $16.80    $(0.22)     $(5.46)    $(5.68)     $--       $--
10/31/02       11.11     (0.23)      (1.05)     (1.28)      --        --
10/31/03        9.83     (0.25)       4.72       4.47       --        --
10/31/04       14.30     (0.31)       0.92       0.61       --        --
10/31/05       14.91     (0.36)       2.42       2.06       --        --
04/30/06(6)    16.97     (0.19)       3.83       3.64       --        --
                                CLASS C+
10/31/01      $16.79    $(0.22)     $(5.45)    $(5.67)     $--       $--
10/31/02       11.11     (0.20)      (1.10)     (1.30)      --        --
10/31/03        9.81     (0.25)       4.70       4.45       --        --
10/31/04       14.26     (0.31)       0.92       0.61       --        --
10/31/05       14.87     (0.36)       2.41       2.05       --        --
04/30/06(6)    16.92     (0.19)       3.81       3.62       --        --
                                 CLASS I
10/31/01      $17.33    $(0.13)     $(5.64)    $(5.77)     $--       $--
10/31/02       11.55     (0.16)      (1.09)     (1.25)      --        --
10/31/03       10.30     (0.17)       4.96       4.79       --        --
10/31/04       15.09     (0.22)       0.98       0.76       --        --
10/31/05       15.85     (0.25)       2.57       2.32       --        --
04/30/06(6)    18.17     (0.13)       4.12       3.99       --        --

               DISTRI-                                                RATIO        RATIO
               BUTIONS                                                 OF          OF NET
                FROM                 NET                            EXPENSES     INVESTMENT
                 NET                ASSET                  NET         TO          INCOME      PORT-
                REAL-     TOTAL     VALUE                ASSETS      AVERAGE      (LOSS) TO    FOLIO
  PERIOD        IZED     DISTRI-   END OF     TOTAL      END OF        NET       AVERAGE NET   TURN-
   ENDED        GAINS    BUTIONS   PERIOD   RETURN(2)    PERIOD     ASSETS(3)    ASSETS(3)     OVER
-----------   --------   -------   ------   ---------   --------   ----------   ------------   -----
FOCUSED SMALL-CAP GROWTH PORTFOLIO
                                               CLASS A
10/31/01      $ (0.01)   $(0.01)   $11.47    (33.56)%   $  4,512   1.47%        (1.04)%          91%
10/31/02           --        --     10.21    (10.99)      10,856   1.74(4)      (1.44)(4)       150
10/31/03           --        --     14.94     46.33       89,176   1.72(4)      (1.57)(4)        68
10/31/04           --        --     15.68      4.95      203,813   1.72(4)      (1.51)(4)       101
10/31/05           --        --     17.96     14.54      222,190   1.72(4)      (1.52)(4)        82
04/30/06(6)     (1.63)    (1.63)    20.25     22.84      216,784   1.71(4)(5)   (1.48)(4)(5)     33
                                               CLASS B
10/31/01      $ (0.01)   $(0.01)   $11.11    (33.84)%   $ 11,158   2.11%        (1.69)%          91%
10/31/02           --        --      9.83    (11.52)      14,375   2.40(4)      (2.10)(4)       150
10/31/03           --        --     14.30     45.47       28,899   2.37(4)      (2.21)(4)        68
10/31/04           --        --     14.91      4.27       35,101   2.37(4)      (2.16)(4)       101
10/31/05           --        --     16.97     13.82       37,563   2.37(4)      (2.17)(4)        82
04/30/06(6)     (1.63)    (1.63)    18.98     22.50       43,317   2.37(4)(5)   (2.14)(4)(5)     33
                                              CLASS C+
10/31/01      $ (0.01)   $(0.01)   $11.11    (33.80)%   $  2,119   2.11%        (1.67)%          91%
10/31/02           --        --      9.81    (11.70)      22,029   2.39(4)      (2.08)(4)       150
10/31/03           --        --     14.26     45.36       51,886   2.37(4)      (2.22)(4)        68
10/31/04           --        --     14.87      4.28       67,004   2.37(4)      (2.16)(4)       101
10/31/05           --        --     16.92     13.79       75,343   2.37(4)      (2.17)(4)        82
04/30/06(6)     (1.63)    (1.63)    18.91     22.44       87,124   2.37(4)(5)   (2.14)(4)(5)     33
                                               CLASS I
10/31/01      $ (0.01)   $(0.01)   $11.55    (33.33)%   $ 11,581   1.37%        (0.94)%          91%
10/31/02           --        --     10.30    (10.82)       4,854   1.64(4)      (1.35)(4)       150
10/31/03           --        --     15.09     46.50        8,126   1.62(4)      (1.46)(4)        68
10/31/04           --        --     15.85      5.04        6,645   1.62(4)      (1.41)(4)       101
10/31/05           --        --     18.17     14.64        6,992   1.62(4)      (1.42)(4)        82
04/30/06(6)     (1.63)    (1.63)    20.53     22.96        9,839   1.62(4)(5)   (1.39)(4)(5)     33

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/01   10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                              --------   --------   --------   --------   --------   --------------
Focused Small-Cap Growth A      1.34%      0.70%      0.18%      0.04%     (0.04)%       (0.04)%
Focused Small-Cap Growth B      1.35       0.72       0.28       0.09       0.03          0.01
Focused Small-Cap Growth C+     1.34       0.59       0.17       0.05      (0.02)        (0.04)
Focused Small-Cap Growth I      1.34       0.67       0.30       0.05       0.05          0.03

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                              10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                              --------   --------   --------   --------   --------------
Focused Small-Cap Growth A      0.07%      0.02%      0.02%      0.01%         0.00%
Focused Small-Cap Growth B      0.08       0.03       0.02       0.01          0.00
Focused Small-Cap Growth C+     0.05       0.03       0.02       0.01          0.00
Focused Small-Cap Growth I      0.07       0.03       0.02       0.01          0.00

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                      NET
                                     GAIN
                                    (LOSS)
                NET                   ON                  DIVI-    DISTRI-
               ASSET                INVEST-     TOTAL     DENDS    BUTIONS
               VALUE      NET        MENTS       FROM     FROM       FROM
              BEGIN-    INVEST-      (BOTH     INVEST-     NET       NET
               NING       MENT     REALIZED      MENT    INVEST-    RETURN
  PERIOD        OF       INCOME     AND UN-     OPERA-    MENT        OF
   ENDED      PERIOD   (LOSS)(1)   REALIZED)    TIONS    INCOME    CAPITAL
-----------   ------   ---------   ---------   -------   -------   -------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                  CLASS A
10/31/01      $15.70    $(0.03)     $(1.92)    $(1.95)   $(0.12)     $--
10/31/02       13.06      0.04       (1.99)     (1.95)       --       --
10/31/03       11.11      0.04        2.87       2.91        --       --
10/31/04       14.02      0.06        0.67       0.73     (0.02)      --
10/31/05       14.73      0.05        2.14       2.19     (0.04)      --
04/30/06(7)    16.78      0.03        1.31       1.34     (0.05)      --
                                  CLASS B
10/31/01      $15.38    $(0.12)     $(1.87)    $(1.99)   $(0.01)     $--
10/31/02       12.81     (0.04)      (1.94)     (1.98)       --       --
10/31/03       10.83     (0.04)       2.79       2.75        --       --
10/31/04       13.58     (0.04)       0.65       0.61        --       --
10/31/05       14.19     (0.06)       2.05       1.99        --       --
04/30/06(7)    16.08     (0.03)       1.26       1.23        --       --
                                 CLASS C+
10/31/01      $15.39    $(0.13)     $(1.86)    $(1.99)   $(0.01)     $--
10/31/02       12.82     (0.03)      (1.94)     (1.97)       --       --
10/31/03       10.85     (0.04)       2.79       2.75        --       --
10/31/04       13.60     (0.04)       0.65       0.61        --       --
10/31/05       14.21     (0.07)       2.07       2.00        --       --
04/30/06(7)    16.11     (0.02)       1.25       1.23        --       --

              DISTRI-                                                RATIO         RATIO
              BUTIONS                                                 OF          OF NET
               FROM                NET                             EXPENSES     INVESTMENT
                NET                ASSET                  NET         TO          INCOME      PORT-
               REAL-     TOTAL     VALUE                 ASSETS     AVERAGE      (LOSS) TO    FOLIO
  PERIOD       IZED     DISTRI-   END OF     TOTAL      END OF        NET       AVERAGE NET   TURN-
   ENDED       GAINS    BUTIONS   PERIOD   RETURN(2)    PERIOD      ASSETS        ASSETS       OVER
-----------   -------   -------   ------   ---------   --------   ----------   ------------   -----
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                              CLASS A
10/31/01      $(0.57)   $(0.69)   $13.06   (12.91)%    $ 23,418   1.78%(3)     (0.21)%(3)      63%
10/31/02          --        --     11.11   (14.93)       26,269   1.76(3)(4)    0.12(3)(4)    161
10/31/03          --        --     14.02    26.19       168,245   1.72(3)(4)    0.30(3)(4)     69
10/31/04          --     (0.02)    14.73     5.21(5)    368,353   1.72(3)       0.44(3)        47
10/31/05       (0.10)    (0.14)    16.78    14.90       437,074   1.65(3)(4)    0.32(3)(4)    122
04/30/06(7)    (0.72)    (0.77)    17.35     8.15       497,254   1.64(6)       0.40(6)        81
                                              CLASS B
10/31/01      $(0.57)   $(0.58)   $12.81   (13.42)%    $ 36,816   2.43%(3)     (0.86)%(3)      63%
10/31/02          --        --     10.83   (15.46)       32,261   2.41(3)(4)   (0.57)(3)(4)   161
10/31/03          --        --     13.58    25.39        41,887   2.37(3)(4)   (0.35)(3)(4)    69
10/31/04          --        --     14.19     4.49(5)     44,263   2.37(3)      (0.24)(3)       47
10/31/05       (0.10)    (0.10)    16.08    14.06        36,286   2.37(3)(4)   (0.41)(3)(4)   122
04/30/06(7)    (0.72)    (0.72)    16.59     7.80        33,943   2.37(3)(6)   (0.33)(3)(6)    81
                                              CLASS C+
10/31/01      $(0.57)   $(0.58)   $12.82   (13.41)%    $ 24,958   2.43%(3)     (0.86)%(3)      63%
10/31/02          --         --    10.85   (15.37)       33,297   2.40(3)(4)   (0.50)(3)(4)   161
10/31/03          --         --    13.60    25.35        56,935   2.37(3)(4)   (0.35)(3)(4)    69
10/31/04          --         --    14.21     4.49(5)     76,253   2.37(3)      (0.23)(3)       47
10/31/05       (0.10)    (0.10)    16.11    14.12        73,070   2.37(3)(4)   (0.40)(3)(4)   122
04/30/06(7)    (0.72)    (0.72)    16.62     7.78        72,282   2.33(3)(6)   (0.29)(3)(6)    81

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/01   10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(6)(7)
                              --------   --------   --------   --------   --------   --------------
Focused Large-Cap Value A       0.09%      0.16%      0.09%     (0.02)%    (0.01)%          --%
Focused Large-Cap Value B       0.04       0.15       0.11       0.01      (0.02)        (0.01)
Focused Large-Cap Value C+      0.09       0.15       0.08       0.01      (0.05)        (0.02)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                              10/31/02   10/31/03   10/31/05
                              --------   --------   --------
Focused Large-Cap Value A       0.22%      0.11%      0.00%
Focused Large-Cap Value B       0.23       0.15       0.00
Focused Large-Cap Value C+      0.21       0.14       0.00

(5) Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions

(6)  Annualized

(7)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                      NET
                                      GAIN
                                     (LOSS)
                NET                    ON                 DIVI-    DISTRI-   DISTRI-
               ASSET                INVEST-     TOTAL     DENDS    BUTIONS   BUTIONS
               VALUE      NET        MENTS       FROM      FROM      FROM      FROM
              BEGIN-    INVEST-      (BOTH     INVEST-     NET       NET       NET
               NING       MENT      REALIZED     MENT    INVEST-    RETURN    REAL-
PERIOD          OF       INCOME     AND UN-     OPERA-     MENT       OF       IZED
ENDED         PERIOD   (LOSS)(1)   REALIZED)    TIONS     INCOME   CAPITAL    GAINS
-----------   ------   ---------   ---------   -------   -------   -------   -------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                       CLASS A
10/31/01      $16.26    $ 0.02      $ 1.10     $ 1.12    $   --      $--     $(0.71)
10/31/02       16.67     (0.01)      (2.73)     (2.74)       --       --      (0.50)
10/31/03       13.43      0.16        3.51       3.67        --       --         --
10/31/04       17.10      0.05        1.91       1.96     (0.14)      --         --
10/31/05       18.92      0.07        1.97       2.04        --       --         --
04/30/06(6)    20.96      0.06        2.64       2.70        --       --      (1.67)
                                       CLASS B
10/31/01      $16.16    $(0.09)     $ 1.11     $ 1.02    $   --      $--     $(0.71)
10/31/02       16.47     (0.11)      (2.69)     (2.80)       --       --      (0.50)
10/31/03       13.17      0.05        3.45       3.50        --       --         --
10/31/04       16.67     (0.06)       1.84       1.78     (0.02)      --         --
10/31/05       18.43     (0.07)       1.93       1.86        --       --         --
04/30/06(6)    20.29     (0.01)       2.55       2.54        --       --      (1.67)
                                       CLASS C+
10/31/01      $16.16    $(0.09)     $ 1.10     $ 1.01    $   --      $--     $(0.71)
10/31/02       16.46     (0.11)      (2.69)     (2.80)       --       --      (0.50)
10/31/03       13.16      0.04        3.46       3.50        --       --         --
10/31/04       16.66     (0.06)       1.84       1.78     (0.02)      --         --
10/31/05       18.42     (0.07)       1.93       1.86        --       --         --
04/30/06(6)    20.28     (0.01)       2.54       2.53        --       --      (1.67)




                                                          RATIO        RATIO
                                                            OF         OF NET
                          NET                            EXPENSES    INVESTMENT
                         ASSET                  NET         TO         INCOME     PORT-
               TOTAL     VALUE                ASSETS     AVERAGE     (LOSS) TO    FOLIO
PERIOD        DISTRI-   END OF     TOTAL      END OF       NET      AVERAGE NET   TURN-
ENDED         BUTIONS   PERIOD   RETURN(2)    PERIOD    ASSETS(3)    ASSETS(3)     OVER
-----------   -------   ------   ---------   --------   ---------   -----------   -----
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                        CLASS A
10/31/01      $(0.71)   $16.67      6.95%    $136,063   1.56%        0.13%         245%
10/31/02       (0.50)    13.43    (17.09)     128,255   1.62        (0.07)         127
10/31/03          --     17.10     27.33      162,492   1.72         1.08          184
10/31/04       (0.14)    18.92     11.49      205,956   1.72         0.29          133
10/31/05          --     20.96     10.78      224,591   1.72(4)      0.33(4)       176
04/30/06(6)    (1.67)    21.99     13.48      246,182   1.72(4)(5)   0.58(4)(5)     12
                                        CLASS B
10/31/01      $(0.71)   $16.47      6.35%    $190,304   2.20%       (0.51)%        245%
10/31/02       (0.50)    13.17    (17.67)     169,875   2.26        (0.72)         127
10/31/03          --     16.67     26.58      189,432   2.37         0.33          184
10/31/04       (0.02)    18.43     10.71      183,754   2.37        (0.36)         133
10/31/05          --     20.29     10.09      172,116   2.37(4)     (0.33)(4)      176
04/30/06(6)    (1.67)    21.16     13.11      168,012   2.37(4)(5)  (0.08)(4)(5)    12
                                        CLASS C+
10/31/01      $(0.71)   $16.46      6.29%    $213,088   2.20%       (0.52)%        245%
10/31/02       (0.50)    13.16    (17.68)     209,029   2.27        (0.72)         127
10/31/03          --     16.66     26.60      220,776   2.37         0.31          184
10/31/04       (0.02)    18.42     10.71      211,999   2.37        (0.36)         133
10/31/05          --     20.28     10.10      193,047   2.37(4)     (0.34)(4)      176
04/30/06(6)    (1.67)    21.14     13.07      193,948   2.37(4)(5)  (0.07)(4)(5)    12

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                             10/31/01   10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                             --------   --------   --------   --------   --------   --------------
Focused Multi-Cap Value A      0.19%      0.11%      0.03%      0.04%     (0.02)%       (0.03)%
Focused Multi-Cap Value B      0.20       0.11       0.02       0.04      (0.02)        (0.02)
Focused Multi-Cap Value C+     0.18       0.11       0.01       0.03      (0.02)        (0.03)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                             10/31/05   04/30/06(5)(6)
                             --------   --------------
Focused Multi-Cap Value A      0.02%         0.00%
Focused Multi-Cap Value B      0.02          0.00
Focused Multi-Cap Value C+     0.02          0.00

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                               NET
                                               GAIN
                                              (LOSS)
                         NET                    ON                 DIVI-    DISTRI-   DISTRI-
                        ASSET                INVEST-     TOTAL     DENDS    BUTIONS   BUTIONS
                        VALUE      NET        MENTS       FROM      FROM      FROM      FROM
                       BEGIN-    INVEST-      (BOTH     INVEST-     NET       NET       NET
                        NING       MENT      REALIZED     MENT    INVEST-    RETURN    REAL-
                         OF       INCOME     AND UN-     OPERA-     MENT       OF       IZED
PERIOD ENDED           PERIOD   (LOSS)(1)   REALIZED)    TIONS     INCOME   CAPITAL    GAINS
--------------------   ------   ---------   ---------   -------   -------   -------   -------
FOCUSED MID-CAP VALUE PORTFOLIO
                                           CLASS A
08/03/05-10/31/05(7)   $12.50    $(0.01)     $(0.15)    $(0.16)   $   --      $--     $   --
04/30/06(8)             12.34      0.06        2.13       2.19     (0.11)      --      (0.00)
                                           CLASS B
08/03/05-10/31/05(7)   $12.50    $(0.03)     $(0.15)    $(0.18)   $   --      $--     $   --
04/30/06(8)             12.32     (0.03)       2.17       2.14     (0.08)      --      (0.00)
                                           CLASS C
08/03/05-10/31/05(7)   $12.50    $(0.03)     $(0.15)    $(0.18)   $   --      $--     $   --
04/30/06(8)             12.32     (0.02)       2.17       2.15     (0.08)      --      (0.00)
                                           CLASS I
08/03/05-10/31/05(7)   $12.50    $(0.01)     $(0.15)    $(0.16)   $   --      $--     $   --
04/30/06(8)             12.34      0.13        2.08       2.21     (0.12)      --      (0.00)




                                                                    RATIO          RATIO
                                                                     OF           OF NET
                                   NET                            EXPENSES      INVESTMENT
                                  ASSET                  NET         TO           INCOME      PORT-
                        TOTAL     VALUE                ASSETS      AVERAGE       (LOSS) TO    FOLIO
                       DISTRI-   END OF     TOTAL      END OF        NET        AVERAGE NET   TURN-
PERIOD ENDED           BUTIONS   PERIOD   RETURN(2)    PERIOD   ASSETS(3)(4)   ASSETS(3)(4)    OVER
--------------------   -------   ------   ---------   -------   ------------   ------------   -----
FOCUSED MID-CAP VALUE PORTFOLIO
                                              CLASS A
08/03/05-10/31/05(7)   $   --    $12.34    (1.28)%    $36,217    1.72%         (0.34)%          4%
04/30/06(8)             (0.11)    14.42    17.88       72,717    1.72(5)(6)     0.89(5)(6)     53
                                              CLASS B
08/03/05-10/31/05(7)   $   --    $12.32    (1.44)%    $   105    2.37%         (1.41)%          4%
04/30/06(8)             (0.08)    14.38    17.44          893    2.37(5)(6)    (0.61)(5)(6)    53
                                               CLASS C
08/03/05-10/31/05(7)   $   --    $12.32    (1.44)%    $   450    2.37%         (1.68)%          4%
04/30/06(8)             (0.08)    14.39    17.52        2,425    2.37(5)(6)    (0.34)(5)(6)    53
                                              CLASS I
08/03/05-10/31/05(7)   $   --    $12.34    (1.28)%    $    25    1.62%         (0.20)%          4%
04/30/06(8)             (0.12)    14.43    18.01           29    1.62(5)(6)     1.80(5)(6)     53

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                          10/31/05(3)   04/30/06(3)(7)
                          -----------   --------------
Focused Mid-Cap Value A       0.67%         (0.04)%
Focused Mid-Cap Value B      94.96           4.40
Focused Mid-Cap Value C      36.93           1.33
Focused Mid-Cap Value I     187.70          25.05

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                          04/30/06(3)(7)
                          --------------
Focused Mid-Cap Value A        0.06%
Focused Mid-Cap Value B        0.03
Focused Mid-Cap Value C        0.04
Focused Mid-Cap Value I        0.06

(6)  The ratio reflects an expense cap which is net of custody credits of
     (0.01)%

(7)  Commencement of operations

(8)  Unaudited

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                      NET
                                     GAIN
                                    (LOSS)
                NET                   ON                  DIVI-    DISTRI-   DISTRI-
               ASSET                INVEST-     TOTAL     DENDS    BUTIONS   BUTIONS
               VALUE       NET       MENTS       FROM      FROM     FROM       FROM
              BEGIN-    INVEST-      (BOTH     INVEST-     NET       NET       NET
               NING      MENT      REALIZED      MENT    INVEST-   RETURN     REAL-
PERIOD          OF      INCOME      AND UN-     OPERA-     MENT      OF        IZED
ENDED         PERIOD   (LOSS)(1)   REALIZED)    TIONS     INCOME   CAPITAL    GAINS
-----------   ------   ---------   ---------   -------   -------   -------   -------
FOCUSED SMALL-CAP VALUE PORTFOLIO
                                       CLASS A
10/31/01      $13.92    $(0.03)     $ 1.66     $ 1.63      $--      $  --    $   --
10/31/02       15.55     (0.06)      (1.16)     (1.22)      --         --     (1.12)
10/31/03       13.21     (0.03)       5.15       5.12       --       0.00     (0.63)
10/31/04       17.70     (0.04)       3.67       3.63       --         --        --
10/31/05       21.33     (0.07)       1.89       1.82       --         --     (2.28)
04/30/06(6)    20.87      0.03        2.11       2.14       --         --     (3.71)
                                       CLASS B
10/31/01      $13.65    $(0.13)     $ 1.63     $ 1.50      $--      $  --    $   --
10/31/02       15.15     (0.16)      (1.12)     (1.28)      --         --     (1.12)
10/31/03       12.75     (0.12)       4.96       4.84       --       0.00     (0.63)
10/31/04       16.96     (0.15)       3.50       3.35       --         --        --
10/31/05       20.31     (0.21)       1.80       1.59       --         --     (2.28)
04/30/06(6)    19.62     (0.04)       1.97       1.93       --         --     (3.71)
                                      CLASS C+
10/31/01      $13.66    $(0.13)     $ 1.63     $ 1.50      $--      $  --    $   --
10/31/02       15.16     (0.14)      (1.14)     (1.28)      --         --     (1.12)
10/31/03       12.76     (0.12)       4.98       4.86       --       0.00     (0.63)
10/31/04       16.99     (0.15)       3.51       3.36       --         --        --
10/31/05       20.35     (0.21)       1.80       1.59       --         --     (2.28)
04/30/06(6)    19.66     (0.04)       1.98       1.94       --         --     (3.71)




                                                            RATIO           RATIO
                                                             OF             OF NET
                           NET                            EXPENSES        INVESTMENT
                          ASSET                   NET        TO             INCOME        PORT-
               TOTAL      VALUE                 ASSETS     AVERAGE        (LOSS) TO       FOLIO
PERIOD        DISTRI-    END OF      TOTAL      END OF       NET         AVERAGE NET      TURN-
ENDED         BUTIONS    PERIOD    RETURN(2)    PERIOD     ASSETS           ASSETS         OVER
-----------   -------   --------   ---------   --------   --------       -----------      -----
FOCUSED SMALL-CAP VALUE PORTFOLIO
                                            CLASS A
10/31/01      $   --    $15.55       11.71%    $ 29,772   1.78%(3)       (0.19)%(3)         66%
10/31/02       (1.12)    13.21       (9.13)      43,322   1.75(3)(4)     (0.49)(3)(4)      123
10/31/03       (0.63)    17.70       40.24      140,181   1.72(3)(4)     (0.20)(3)(4)      101
10/31/04          --     21.33       20.51      342,316   1.72(3)(4)     (0.25)(3)(4)       75
10/31/05       (2.28)    20.87        8.58      328,952   1.68(3)(4)     (0.39)(3)(4)      116
04/30/06(6)    (3.71)    19.30       11.42      242,596   1.68(4)(5)      0.28(4)(5)        97
                                            CLASS B
10/31/01      $   --    $15.15       10.99%    $ 37,205   2.43%(3)       (0.83)%(3)         66%
10/31/02       (1.12)    12.75       (9.80)      44,538   2.40(3)(4)     (1.15)(3)(4)      123
10/31/03       (0.63)    16.96       39.46       60,293   2.37(3)(4)     (0.84)(3)(4)      101
10/31/04          --     20.31       19.75       75,814   2.37(3)(4)     (0.81)(3)(4)       75
10/31/05       (2.28)    19.62        7.81       65,856   2.37(3)(4)     (1.08)(3)(4)      116
04/30/06(6)    (3.71)    17.84       11.03       59,296   2.37(3)(4)(5)  (0.46)(3)(4)(5)    97
                                           CLASS C+
10/31/01      $   --    $15.16       10.98%    $ 25,676   2.43%(3)       (0.84)%(3)         66%
10/31/02       (1.12)    12.76       (9.79)      50,881   2.40(3)(4)     (1.09)(3)(4)      123
10/31/03       (0.63)    16.99       39.59       76,993   2.37(3)(4)     (0.84)(3)(4)      101
10/31/04          --     20.35       19.78      114,772   2.37(3)(4)     (0.83)(3)(4)       75
10/31/05       (2.28)    19.66        7.80      118,729   2.37(3)(4)     (1.08)(3)(4)      116
04/30/06(6)    (3.71)    17.89       11.07      111,875   2.37(3)(4)(5)  (0.47)(3)(4)(5)    97

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                             10/31/01   10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                             --------   --------   --------   --------   --------   --------------
Focused Small-Cap Value A      0.11%      0.08%      0.09%      0.00%     (0.02)%          --%
Focused Small-Cap Value B      0.07       0.07       0.09       0.03      (0.02)         0.00
Focused Small-Cap Value C+     0.15       0.09       0.07       0.01      (0.04)        (0.03)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                             10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                             --------   --------   --------   --------   --------------
Focused Small-Cap Value A      0.08%      0.03%      0.04%      0.05%         0.04%
Focused Small-Cap Value B      0.08       0.03       0.04       0.05          0.03
Focused Small-Cap Value C+     0.08       0.03       0.04       0.05          0.03

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                      NET
                                     GAIN
                                    (LOSS)
                NET                    ON                 DIVI-    DISTRI-   DISTRI-
               ASSET                INVEST-     TOTAL     DENDS    BUTIONS   BUTIONS
               VALUE       NET       MENTS       FROM     FROM       FROM     FROM
              BEGIN-    INVEST-      (BOTH     INVEST-     NET       NET       NET
               NING       MENT      REALIZED     MENT    INVEST-    RETURN    REAL-
PERIOD          OF       INCOME     AND UN-     OPERA-    MENT        OF      IZED
ENDED         PERIOD   (LOSS)(1)   REALIZED)    TIONS    INCOME    CAPITAL    GAINS
-----------   ------   ---------   ---------   -------   -------   -------   -------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                       CLASS A
10/31/01      $19.52    $(0.05)     $(6.18)    $(6.23)    $   --     $--     $(0.44)
10/31/02       12.85     (0.07)      (0.74)     (0.81)        --      --         --
10/31/03       12.04     (0.08)       2.97       2.89         --      --         --
10/31/04       14.93     (0.04)       0.25       0.21         --      --         --
10/31/05       15.14      0.06        1.39       1.45         --      --         --
04/30/06(6)    16.59      0.05        1.82       1.87      (0.11)     --         --
                                       CLASS B
10/31/01      $19.12    $(0.15)     $(6.03)    $(6.18)    $   --     $--     $(0.44)
10/31/02       12.50     (0.16)      (0.70)     (0.86)        --      --         --
10/31/03       11.64     (0.16)       2.85       2.69         --      --         --
10/31/04       14.33     (0.14)       0.26       0.12         --      --         --
10/31/05       14.45     (0.05)       1.32       1.27         --      --         --
04/30/06(6)    15.72     (0.01)       1.72       1.71         --      --         --
                                      CLASS C+
10/31/01      $19.11    $(0.15)     $(6.03)    $(6.18)    $   --     $--     $(0.44)
10/31/02       12.49     (0.15)      (0.71)     (0.86)        --      --         --
10/31/03       11.63     (0.15)       2.84       2.69         --      --         --
10/31/04       14.32     (0.14)       0.25       0.11         --      --         --
10/31/05       14.43     (0.05)       1.33       1.28         --      --         --
04/30/06(6)    15.71     (0.01)       1.72       1.71         --      --         --




                                                          RATIO        RATIO
                                                           OF         OF NET
                         NET                            EXPENSES    INVESTMENT
                        ASSET                   NET        TO         INCOME      PORT-
               TOTAL    VALUE                 ASSETS     AVERAGE     (LOSS) TO    FOLIO
PERIOD        DISTRI-   END OF     TOTAL      END OF       NET      AVERAGE NET   TURN-
ENDED         BUTIONS   PERIOD   RETURN(2)    PERIOD    ASSETS(3)    ASSETS(3)     OVER
-----------   -------   ------   ---------   --------   ---------   -----------   -----
FOCUSED GROWTH AND INCOME PORTFOLIO
                                        CLASS A
10/31/01      $(0.44)   $12.85    (32.51)%   $ 39,280   1.45%       (0.33)%        203%
10/31/02          --     12.04     (6.30)      59,186   1.57(4)     (0.61)(4)      170
10/31/03          --     14.93     24.00      119,353   1.72(4)     (0.58)(4)      103
10/31/04          --     15.14      1.41      159,097   1.72(4)     (0.34)(4)       62
10/31/05          --     16.59      9.58      163,765   1.72(4)      0.35(4)       155
04/30/06(6)    (0.11)    18.35     11.27      172,836   1.72(4)(5)   0.55(4)(5)     85
                                        CLASS B
10/31/01      $(0.44)   $12.50    (32.94)%   $ 59,653   2.10%       (0.99)%        203%
10/31/02          --     11.64     (6.88)      65,825   2.21(4)     (1.27)(4)      170
10/31/03          --     14.33     23.11       88,038   2.37(4)     (1.24)(4)      103
10/31/04          --     14.45      0.84       85,871   2.37(4)     (1.01)(4)       62
10/31/05          --     15.72      8.79       70,609   2.37(4)     (0.32)(4)      155
04/30/06(6)       --     17.43     10.88       68,520   2.37(4)(5)  (0.10)(4)(5)    85
                                       CLASS C+
10/31/01      $(0.44)   $12.49    (32.96)%   $ 50,468   2.10%       (0.98)%        203%
10/31/02          --     11.63     (6.89)      85,094   2.23(4)     (1.27)(4)      170
10/31/03          --     14.32     23.13      137,348   2.37(4)     (1.24)(4)      103
10/31/04          --     14.43      0.77      136,360   2.37(4)     (1.01)(4)       62
10/31/05          --     15.71      8.87      107,862   2.37(4)     (0.32)(4)      155
04/30/06(6)       --     17.42     10.88      102,375   2.37(4)(5)  (0.10)(4)(5)    85

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                               10/31/01   10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                               --------   --------   --------   --------   --------   --------------
Focused Growth and Income A      0.30%      0.23%      0.04%      0.04%     (0.02)%       (0.03)%
Focused Growth and Income B      0.30       0.22       0.04       0.05       0.01          0.02
Focused Growth and Income C+     0.30       0.20       0.03       0.03      (0.02)        (0.01)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                               10/31/02   10/31/03   10/31/04   10/31/05   04/30/06(5)(6)
                               --------   --------   --------   --------   --------------
Focused Growth and Income A      0.04%      0.03%      0.04%      0.02%         0.01%
Focused Growth and Income B      0.05       0.04       0.05       0.02          0.01
Focused Growth and Income C+     0.04       0.03       0.05       0.02          0.01

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                            NET
                                           GAIN
                                          (LOSS)
                        NET                 ON                DIVI-   DISTRI-  DISTRI-
                       ASSET              INVEST-    TOTAL    DENDS   BUTIONS  BUTIONS
                       VALUE     NET       MENTS     FROM    FROM       FROM     FROM
                      BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
                       NING      MENT    REALIZED     MENT   INVEST-   RETURN   REAL-    TOTAL
       PERIOD           OF      INCOME    AND UN-    OPERA-   MENT       OF      IZED   DISTRI-
        ENDED         PERIOD  (LOSS)(1)  REALIZED)   TIONS   INCOME   CAPITAL   GAINS   BUTIONS
--------------------  ------  ---------  ---------  -------  -------  -------  -------  -------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                            CLASS A
11/01/01-10/31/02(7)  $12.50   $(0.02)    $(0.47)   $(0.49)  $   --     $--    $   --   $   --
10/31/03               12.01     0.01       2.80      2.81       --      --        --       --
10/31/04               14.82    (0.02)      1.84      1.82       --      --     (0.08)   (0.08)
10/31/05               16.56     0.21       2.54      2.75    (0.04)     --     (0.70)   (0.74)
04/30/06(8)            18.57     0.08       3.62      3.70    (0.21)     --     (1.21)   (1.42)
                                            CLASS B
11/01/01-10/31/02(7)  $12.50   $(0.10)    $(0.46)   $(0.56)  $   --     $--    $   --   $   --
10/31/03               11.94    (0.05)      2.75      2.70       --      --        --       --
10/31/04               14.64    (0.13)      1.82      1.69       --      --     (0.08)   (0.08)
10/31/05               16.25     0.09       2.50      2.59       --      --     (0.70)   (0.70)
04/30/06(8)            18.14     0.02       3.54      3.56    (0.10)     --     (1.21)   (1.31)
                                            CLASS C+
11/01/01-10/31/02(7)  $12.50   $(0.11)    $(0.46)   $(0.57)  $   --     $--    $   --   $   --
10/31/03               11.93    (0.05)      2.75      2.70       --      --        --       --
10/31/04               14.63    (0.13)      1.81      1.68       --      --     (0.08)   (0.08)
10/31/05               16.23     0.09       2.49      2.58       --      --     (0.70)   (0.70)
04/30/06(8)            18.11     0.02       3.54      3.56    (0.10)     --     (1.21)   (1.31)




                                                               RATIO         RATIO
                                                                OF          OF NET
                               NET                           EXPENSES     INVESTMENT
                               ASSET                NET         TO          INCOME     PORT-
                      REDEM-   VALUE              ASSETS     AVERAGE       (LOSS) TO   FOLIO
       PERIOD         PTIONS  END OF    TOTAL     END OF       NET        AVERAGE NET  TURN-
        ENDED          FEES   PERIOD  RETURN(2)   PERIOD   ASSETS(4)(6)  ASSETS(4)(6)   OVER
--------------------  ------  ------  ---------  --------  ------------  ------------  -----
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                           CLASS A
11/01/01-10/31/02(7)  $  --   $12.01   (3.92)%   $ 17,225   1.95%(3)(5)  (0.13)%(3)(5)  117%
10/31/03                 --    14.82   23.40       63,803   1.95          0.10          103
10/31/04               0.00    16.56   12.31      165,924   1.95         (0.12)         166
10/31/05               0.00    18.57   17.04      205,848   1.95          1.14          121
04/30/06(8)              --    20.85   21.46      301,832   1.95(3)       0.81(3)        38
                                           CLASS B
11/01/01-10/31/02(7)  $  --   $11.94   (4.48)%   $  5,097   2.60%(3)(5)  (0.79)%(3)(5)  117%
10/31/03                 --    14.64   22.61        7,682   2.60         (0.41)         103
10/31/04               0.00    16.25   11.57       10,735   2.60         (0.85)         166
10/31/05               0.00    18.14   16.32       13,411   2.60          0.50          121
04/30/06(8)              --    20.39   21.04       17,929   2.60(3)       0.16(3)        38
                                          CLASS C+
11/01/01-10/31/02(7)  $  --   $11.93   (4.56)%   $ 10,350   2.60%(3)(5)  (0.91)%(3)(5)  117%
10/31/03                 --    14.63   22.63       17,141   2.60         (0.40)         103
10/31/04               0.00    16.23   11.51       29,188   2.60         (0.83)         166
10/31/05               0.00    18.11   16.28       35,065   2.60          0.51          121
04/30/06(8)              --    20.36   21.08       43,045   2.60(3)       0.20(3)        38

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                  10/31/02(3)  10/31/03  10/31/04  10/31/05  04/30/06(3)(8)
                                  -----------  --------  --------  --------  --------------
Focused International Equity A        0.62%      0.50%     0.21%     0.06%       (0.00)%
Focused International Equity B        1.19       0.69      0.36      0.17         0.10
Focused International Equity C+       0.83       0.57      0.26      0.11         0.04

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%).

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                  10/31/02  10/31/03  10/31/04  10/31/05  04/30/06(3)(8)
                                  --------  --------  --------  --------  --------------
Focused International Equity A      0.01%     0.01%     0.02%     0.04%        0.01%
Focused International Equity B      0.01      0.01      0.02      0.04         0.01
Focused International Equity C+     0.01      0.01      0.02      0.04         0.01

(7)  Commencement of operations

(8)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

                                   NET
                                  GAIN
                                  (LOSS)
              NET                  ON                DIVI-   DISTRI-  DISTRI-
             ASSET               INVEST-    TOTAL    DENDS   BUTIONS  BUTIONS
             VALUE      NET       MENTS      FROM     FROM     FROM     FROM
             BEGIN-   INVEST-     (BOTH    INVEST-    NET      NET      NET
              NING     MENT      REALIZED   MENT    INVEST-  RETURN    REAL-
   PERIOD      OF     INCOME     AND UN-    OPERA-    MENT      OF      IZED
   ENDED     PERIOD  (LOSS)(1)  REALIZED)   TIONS   INCOME   CAPITAL   GAINS
-----------  ------  ---------  ---------  -------  -------  -------  -------
FOCUSED TECHNOLOGY PORTFOLIO
                                   CLASS A
10/31/01     $15.52   $(0.08)    $(11.49)  $(11.57)   $--      $--      $--
10/31/02       3.95    (0.07)      (1.09)    (1.16)    --       --       --
10/31/03       2.79    (0.07)       2.19      2.12     --       --       --
10/31/04       4.91    (0.09)       0.54      0.45     --       --       --
10/31/05       5.36    (0.08)       0.93      0.85     --       --       --
04/30/06(6)    6.21    (0.06)       0.67      0.61     --       --       --
                                   CLASS B
10/31/01     $15.47   $(0.13)    $(11.41)  $(11.54)   $--      $--      $--
10/31/02       3.93    (0.09)      (1.09)    (1.18)    --       --       --
10/31/03       2.75    (0.09)       2.15      2.06     --       --       --
10/31/04       4.81    (0.12)       0.53      0.41     --       --       --
10/31/05       5.22    (0.12)       0.91      0.79     --       --       --
04/30/06(6)    6.01    (0.07)       0.63      0.56     --       --       --
                                   CLASS C+
10/31/01     $15.47   $(0.13)    $(11.42)  $(11.55)   $--      $--      $--
10/31/02       3.92    (0.09)      (1.08)    (1.17)    --       --       --
10/31/03       2.75    (0.09)       2.15      2.06     --       --       --
10/31/04       4.81    (0.12)       0.53      0.41     --       --       --
10/31/05       5.22    (0.12)       0.92      0.80     --       --       --
04/30/06(6)    6.02    (0.07)       0.63      0.56     --       --       --




                                                     RATIO       RATIO
                                                      OF        OF NET
                        NET                        EXPENSES   INVESTMENT
                       ASSET                NET       TO        INCOME     PORT-
              TOTAL    VALUE              ASSETS    AVERAGE    (LOSS) TO   FOLIO
   PERIOD    DISTRI-  END OF    TOTAL     END OF      NET     AVERAGE NET  TURN-
   ENDED     BUTIONS  PERIOD  RETURN(2)   PERIOD   ASSETS(3)   ASSETS(3)   OVER
-----------  -------  ------  ---------  -------  ----------  -----------  -----
FOCUSED TECHNOLOGY PORTFOLIO
                                     CLASS A
10/31/01       $--     $3.95   (74.55)%  $28,327  1.97%       (1.12)%       449%
10/31/02        --      2.79   (29.37)    18,034  1.97        (1.77)        262
10/31/03        --      4.91    75.99     34,846  1.97(4)     (1.83)(4)     157
10/31/04        --      5.36     9.16     37,852  1.97(4)     (1.86)(4)     159
10/31/05        --      6.21    15.86     47,847  1.97(4)     (1.49)(4)      97
04/30/06(6)     --      6.82     9.82     48,770  1.97(4)(5)  (1.66)(4)(5)   54
                                     CLASS B
10/31/01       $--     $3.93   (74.60)%  $20,658  2.62%       (1.77)%       449%
10/31/02        --      2.75   (30.03)    13,368  2.62        (2.42)        262
10/31/03        --      4.81    74.91     22,851  2.62(4)     (2.48)(4)     157
10/31/04        --      5.22     8.52     25,969  2.62(4)     (2.50)(4)     159
10/31/05        --      6.01    15.13     25,217  2.62(4)     (2.13)(4)      97
04/30/06(6)     --      6.57     9.32     26,206  2.62(4)(5)  (2.31)(4)(5)   54
                                    CLASS C+
10/31/01       $--     $3.92   (74.66)%  $26,869  2.62%       (1.77)%       449%
10/31/02        --      2.75   (29.85)    17,137  2.62        (2.42)        262
10/31/03        --      4.81    74.91     28,490  2.62(4)     (2.48)(4)     157
10/31/04        --      5.22     8.52     28,495  2.62(4)     (2.51)(4)     159
10/31/05        --      6.02    15.33     28,394  2.62(4)     (2.13)(4)      97
04/30/06(6)     --      6.58     9.30     31,238  2.62(4)(5)  (2.31)(4)(5)   54

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

                        10/31/01  10/31/02  10/31/03  10/31/04  10/31/05  04/30/06(5)(6)
                        --------  --------  --------  --------  --------  --------------
Focused Technology A      0.18%     0.39%     0.48%     0.38%     0.20%        0.11%
Focused Technology B      0.16      0.43      0.52      0.43      0.25         0.17
Focused Technology C+     0.13      0.40      0.47      0.39      0.21         0.12

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                        10/31/03  10/31/04  10/31/05  04/30/06(5)(6)
                        --------  --------  --------  --------------
Focused Technology A      0.08%     0.07%     0.02%       0.01%
Focused Technology B      0.08      0.07      0.02        0.01
Focused Technology C+     0.08      0.07      0.01        0.01

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

                                          NET
                                          GAIN
                                         (LOSS)
                      NET                 ON                DIVI-   DISTRI-  DISTRI-
                     ASSET              INVEST-    TOTAL    DENDS   BUTIONS  BUTIONS
                     VALUE     NET       MENTS     FROM      FROM     FROM     FROM
                    BEGIN-   INVEST-     (BOTH    INVEST-    NET       NET     NET
                     NING      MENT     REALIZED    MENT   INVEST-   RETURN   REAL-
PERIOD                OF      INCOME    AND UN-    OPERA-    MENT      OF      IZED
 ENDED               PERIOD  (LOSS)(1)  REALIZED)   TIONS   INCOME   CAPITAL   GAINS
------------------  ------  ---------  ---------  -------  -------  -------  -------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                     CLASS A
9/30/01             $ 9.67    $0.23     $ 0.73     $ 0.96  $(0.22)    $--      $--
9/30/02              10.41     0.22      (0.72)     (0.50)  (0.20)     --       --
9/30/03               9.71     0.24       1.17       1.41   (0.37)     --       --
10/01/03-10/31/03*   10.75     0.04       0.52       0.56      --      --       --
10/31/04             11.31     0.23       0.98       1.21   (0.23)     --       --
10/31/05             12.29     0.25       0.06       0.31   (0.25)     --       --
04/30/06(6)          12.35     0.05       2.36       2.41   (0.07)     --       --
                                     CLASS B
9/30/01             $ 9.62    $0.16     $ 0.73     $ 0.89  $(0.16)    $--      $--
9/30/02              10.35     0.15      (0.74)     (0.59)  (0.13)     --       --
9/30/03               9.63     0.18       1.17       1.35   (0.26)     --       --
10/01/03-10/31/03*   10.72     0.03       0.52       0.55      --      --       --
10/31/04             11.27     0.15       0.98       1.13   (0.15)     --       --
10/31/05             12.25     0.17       0.06       0.23   (0.17)     --       --
04/30/06(6)          12.31     0.01       2.35       2.36   (0.05)     --       --
                                    CLASS C+
9/30/01             $ 9.62    $0.15     $ 0.74     $ 0.89  $(0.16)    $--      $--
9/30/02              10.35     0.15      (0.74)     (0.59)  (0.13)     --       --
9/30/03               9.63     0.18       1.16       1.34   (0.26)     --       --
10/01/03-10/31/03*   10.71     0.03       0.53       0.56      --      --       --
10/31/04             11.27     0.15       0.98       1.13   (0.15)     --       --
10/31/05             12.25     0.17       0.06       0.23   (0.17)     --       --
04/30/06(6)          12.31     0.01       2.34       2.35   (0.05)     --       --




                                                            RATIO       RATIO
                                                              OF       OF NET
                              NET                          EXPENSES  INVESTMENT
                             ASSET                 NET        TO        INCOME    PORT-
                     TOTAL   VALUE               ASSETS     AVERAGE   (LOSS) TO   FOLIO
PERIOD              DISTRI-  END OF    TOTAL     END OF       NET    AVERAGE NET  TURN-
ENDED               BUTIONS  PERIOD  RETURN(2)   PERIOD   ASSETS(3)   ASSETS(3)   OVER
------------------  -------  ------  ---------  --------  ---------  -----------  -----
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                        CLASS A
9/30/01             $(0.22)  $10.41    10.04%   $  7,983  0.95%       2.10%         59%
9/30/02              (0.20)    9.71    (5.07)      9,372  0.95        1.96          37
9/30/03              (0.37)   10.75    14.69      45,639  0.95        2.41          20
10/01/03-10/31/03*      --    11.31     5.21      50,263  0.95(4)(5)  2.24(4)(5)     0
10/31/04             (0.23)   12.29    10.71      68,541  0.95        1.86          43
10/31/05             (0.25)   12.35     2.49      58,264  0.95        2.00          30
04/30/06(6)          (0.07)   14.69    19.60      65,242  0.95(4)(5)  0.75(4)(5)   351
                                        CLASS B
9/30/01             $(0.16)  $10.35     9.30%   $ 21,674  1.60%       1.45%         59%
9/30/02              (0.13)    9.63    (5.86)     20,670  1.60        1.31          37
9/30/03              (0.26)   10.72    14.07      47,369  1.60        1.79          20
10/01/03-10/31/03*      --    11.27     5.13      53,628  1.60(4)(5)  1.59(4)(5)     0
10/31/04             (0.15)   12.25    10.01      59,128  1.60        1.21          43
10/31/05             (0.17)   12.31     1.82      47,733  1.60        1.34          30
04/30/06(6)          (0.05)   14.62    19.22      47,444  1.60(4)(5)  0.11(4)(5)   351
                                        CLASS C
9/30/01             $(0.16)  $10.35     9.30%   $ 21,793  1.60%       1.45%         59%
9/30/02              (0.13)    9.63    (5.86)     19,568  1.60        1.30          37
9/30/03              (0.26)   10.71    13.96      69,059  1.60        1.77          20
10/01/03-10/31/03*      --    11.27     5.23      79,071  1.60(4)(5)  1.59(4)(5)     0
10/31/04             (0.15)   12.25    10.01     101,720  1.60        1.21          43
10/31/05             (0.17)   12.31     1.82      88,859  1.60        1.35          30
04/30/06(6)          (0.05)   14.61    19.14      95,272  1.60(4)(5)  0.09(4)(5)   351

*    The Portfolio changed its fiscal year end from September 30 to October 31.

(1)  Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

                                     9/30/01   9/30/02   9/30/03   10/31/03(4)(5)   10/31/04   10/31/05   04/30/06(4)(5)
                                     -------   -------   -------   --------------   --------   --------   --------------
Focused Dividend Strategy Class A     0.36%     0.29%     0.16%         0.14%         0.13%      0.11%         0.13%
Focused Dividend Strategy Class B     0.25      0.24      0.16          0.13          0.15       0.10          0.14
Focused Dividend Strategy Class C+    0.27      0.23      0.14          0.11          0.13       0.09          0.12

(4)  The ratio reflects an expense ratio which is net of custody credits of
     (0.01)%

(5)  Annualized

(6)  Unaudited

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
-------------------------------
Domestic Equity Securities         84.3%
International Equity Securities    15.7
                                  -----
                                  100.0%
                                  =====

*    Calculated as a percentage of net assets.

                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                             VALUE
          SECURITY DESCRIPTION                SHARES       (NOTE 2)
---------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY SECURITIES--84.3%
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                   11,743,553   $222,305,466
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                    12,796,504    222,019,353
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Growth
      Portfolio, Class A                     3,317,563     48,668,651
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Value
      Portfolio, Class A                     3,263,751     47,063,282
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Growth
      Portfolio, Class A                       906,745     18,361,593
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Value
      Portfolio, Class A                       987,908     19,076,510
                                                      ------------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $511,526,724)                                    577,494,855
                                                         ------------
INTERNATIONAL EQUITY SECURITIES--15.7%
   SunAmerica Focused Series, Inc.
      Focused International Equity
      Portfolio, Class A
      (cost $89,032,261)                     5,152,183    107,423,022
                                            ----------   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $600,558,985)(1)                        100.0%   684,917,877
Other assets less liabilities                      0.0         86,905
                                            ----------   ------------
NET ASSETS                                       100.0%  $685,004,782
                                            ==========   ============

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not presented in this report. Additional information on the under-lying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Securities        71.8%
Fixed Income Securities           16.4
International Equity Securities   11.7
                                  ----
                                  99.9%
                                  ====

*    Calculated as a percentage of net assets.

                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
         SECURITY DESCRIPTION                            SHARES       (NOTE 2)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.9%
DOMESTIC EQUITY SECURITIES--71.8%
   SunAmerica Focused Series, Inc.
      Focused Growth and Income
      Portfolio, Class A                                4,353,513   $ 79,886,959
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                               4,005,727     75,828,418
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                                4,773,013     82,811,769
   SunAmerica Focused Series, Inc.
      Focused Multi-Cap Growth
      Portfolio, Class A+                               3,824,564     94,122,531
   SunAmerica Focused Series, Inc.
      Focused Multi-Cap Value
      Portfolio, Class A                                3,955,593     86,983,486
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Growth
      Portfolio, Class A                                4,778,219     96,758,935
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Value
      Portfolio, Class A                                4,621,242     89,236,178
                                                                    ------------
TOTAL DOMESTIC EQUITY SECURITIES
(cost $499,969,052)                                                  605,628,276
                                                                    ------------
FIXED INCOME SECURITIES--16.4%
   SunAmerica Income Funds
      SunAmerica GNMA
      Fund, Class A                                     6,265,537     68,357,008
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                                    19,674,796     69,648,777
                                                                    ------------
TOTAL FIXED INCOME SECURITIES
(cost $140,098,025)                                                  138,005,785
                                                                    ------------
INTERNATIONAL EQUITY SECURITIES--11.7%
   SunAmerica Focused Series, Inc.
   Focused International Equity
   Portfolio, Class A
   (cost $75,161,644)                                   4,736,329     98,752,465
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
(cost $715,228,721)(1)                                       99.9%   842,386,526
Other assets less liabilities                                 0.1        860,779
                                                      -----------   ------------
NET ASSETS                                                  100.0%  $843,247,305
                                                      ===========   ============

+    Non-income producing securities

#    See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Securities         56.7%
Fixed Income Securities            32.7
International Equity Securities    10.6
                                  -----
                                  100.0%
                                  =====

*    Calculated as a percentage of net assets.

                                              [AIG SunAmerica Mutual Funds LOGO]

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                             VALUE
          SECURITY DESCRIPTION                SHARES       (NOTE 2)
---------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY SECURITIES--56.7%
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                    5,703,566   $107,968,508
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                     6,229,842    108,087,761
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Growth
      Portfolio, Class A                     1,633,022     23,956,435
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Value
      Portfolio, Class A                     1,593,438     22,977,378
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Growth
      Portfolio, Class A                       453,045      9,174,162
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Value
      Portfolio, Class A                       437,250      8,443,294
                                                         ------------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $244,812,806)                                    280,607,538
                                                         ------------
FIXED INCOME SECURITIES--32.7%
   SunAmerica Income Funds
      SunAmerica GNMA Fund, Class A          7,375,203     80,463,463
   SunAmerica Income Funds
      SunAmerica Strategic Bond Fund,
      Class A                               23,017,535     81,482,073
                                                         ------------
TOTAL FIXED INCOME SECURITIES
   (cost $164,323,178)                                    161,945,536
                                                         ------------
INTERNATIONAL EQUITY SECURITIES--10.6%
   SunAmerica Focused Series, Inc.
      Focused International Equity
      Portfolio, Class A
      (cost $42,963,452)                     2,500,096     52,127,009
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $452,099,436)(1)                        100.0%   494,680,083
Other assets less liabilities                      0.0        208,511
                                                 -----   ------------
NET ASSETS                                       100.0%  $494,888,594
                                                 =====   ============

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes To Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Fixed Income Securities            64.0%
Domestic Equity Securities         30.8
International Equity Securities     5.4
                                  -----
                                  100.2%
                                  =====

*    Calculated as a percentage of net assets.

                                              [AIG SunAmerica Mutual Funds LOGO]

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 2)
-------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.2%
DOMESTIC EQUITY SECURITIES--30.8%
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                     544,636   $10,309,954
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                      588,491    10,210,321
                                                        -----------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $18,038,674)                                    20,520,275
                                                        -----------
FIXED INCOME SECURITIES--64.0%
   SunAmerica Income Funds
      SunAmerica GNMA Fund, Class A           487,146     5,314,768
   SunAmerica Income Funds
      SunAmerica High Yield Bond Fund,
      Class A                               1,184,398     5,495,609
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                         4,596,991    16,273,347
   SunAmerica Income Funds
      SunAmerica U.S. Government
      Securities Fund, Class A              1,719,095    15,574,997
                                                        -----------
TOTAL FIXED INCOME SECURITIES
   (cost $42,879,446)                                    42,658,721
                                                        -----------
INTERNATIONAL EQUITY SECURITIES--5.4%
   SunAmerica Focused Series, Inc.
      Focused International Equity
      Portfolio, Class A
      (cost $2,835,092)                       173,512     3,617,733
                                                        -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $63,753,212)(1)                        100.2%   66,796,729
Liabilities in excess of other assets            (0.2)     (120,558)
                                                -----   -----------
NET ASSETS                                      100.0%  $66,676,171
                                                =====   ===========

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Fixed Income Securities       89.6%
Domestic Equity Securities    11.1
                             -----
                             100.7%
                             =====

*    Calculated as a percentage of net assets.

                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                          VALUE
          SECURITY DESCRIPTION               SHARES      (NOTE 2)
------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.7%
DOMESTIC EQUITY SECURITIES--11.1%
   SunAmerica Focused Series, Inc.
      Focused Growth and Income
      Portfolio, Class A
      (cost $2,253,074)                      144,358   $ 2,648,967
                                                       -----------
FIXED INCOME SECURITIES--89.6%
   SunAmerica Income Funds
      SunAmerica GNMA Fund,
      Class A                                457,008     4,985,960
   SunAmerica Income Funds
      SunAmerica High Yield Bond
      Fund, Class A                          650,514     3,018,386
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                        1,931,959     6,839,134
   SunAmerica Income Funds
      SunAmerica U.S. Government
      Securities Fund, Class A               717,774     6,503,030
                                                       -----------
TOTAL FIXED INCOME SECURITIES
   (cost $21,399,797)                                   21,346,510
                                                       -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $23,652,871)(1)                       100.7%   23,995,477
Liabilities in excess of
other assets                                    (0.7)     (170,231)
                                           ---------   -----------
NET ASSETS                                     100.0%  $23,825,246
                                           =========   ===========

----------
#    See Note 5

@ The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                 14.5%
Telecommunications                 12.0
Transportation                     11.3
Health Services                     7.5
Computers & Business Equipment      6.7
Broadcasting & Media                6.4
Manufacturing                       5.3
Pharmaceuticals                     5.2
Household & Personal Products       4.3
Leisure & Tourism                   4.2
Internet Content                    4.0
Housing & Household Durables        3.9
Aerospace & Military Technology     2.7
Energy Sources                      2.7
Machinery                           2.7
Energy Services                     2.5
Metals & Mining                     2.4
U.S. Government Agencies            1.3
Repurchase Agreements               1.1
                                  -----
                                  100.7%
                                  =====

*    Calculated as a percentage of net assets.

                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                      SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--98.3%
AEROSPACE & MILITARY TECHNOLOGY--2.7%
   General Dynamics Corp.                                 654,644   $ 42,957,739
                                                                    ------------
BROADCASTING & MEDIA--6.4%
   News Corp., Class A                                  2,768,800     47,512,608
   XM Satellite Radio Holdings, Inc., Class A+          2,562,200     51,807,684
                                                                    ------------
                                                                      99,320,292
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--6.7%
   Apple Computer, Inc.+                                  754,300     53,095,177
   Network Appliance, Inc.+                             1,409,900     52,264,993
                                                                    ------------
                                                                     105,360,170
                                                                    ------------
ENERGY SERVICES--2.5%
   National-Oilwell Varco, Inc.+                          558,300     38,505,951
                                                                    ------------
ENERGY SOURCES--2.7%
   Marathon Oil Corp.                                     534,500     42,417,920
                                                                    ------------
FINANCIAL SERVICES--14.5%
   Chicago Mercantile
   Exchange Holdings, Inc.                                191,130     87,537,540
   Citigroup, Inc.                                        476,600     23,806,170
   E*TRADE Financial Corp.+                             1,072,600     26,686,288
   Lehman Brothers Holdings, Inc.                         323,800     48,942,370
   Moody's Corp.                                          639,000     39,624,390
                                                                    ------------
                                                                     226,596,758
                                                                    ------------
HEALTH SERVICES--7.5%
   Express Scripts, Inc.+                                 526,500     41,140,710
   UnitedHealth Group, Inc.                             1,530,889     76,146,419
                                                                    ------------
                                                                     117,287,129
                                                                    ------------
HOUSEHOLD & PERSONAL PRODUCTS--4.3%
   Procter & Gamble Co.                                 1,155,645     67,270,095
                                                                    ------------
HOUSING & HOUSEHOLD DURABLES--3.9%
   Lennar Corp., Class A                                1,113,920     61,187,626
                                                                    ------------
INTERNET CONTENT--4.0%
   eBay, Inc.+                                          1,110,500     38,212,305
   Yahoo!, Inc.+                                          723,600     23,719,608
                                                                    ------------
                                                                      61,931,913
                                                                    ------------
LEISURE & TOURISM--4.2%
   Las Vegas Sands Corp.+                               1,020,884     66,163,492
                                                                    ------------
MACHINERY--2.7%
   Caterpillar, Inc.                                      550,300     41,679,722
                                                                    ------------
MANUFACTURING--5.3%
   Cemex SA de CV
   Sponsored ADR+                                         672,800     45,427,456
   Textron, Inc.                                          415,700     37,392,215
                                                                    ------------
                                                                      82,819,671
                                                                    ------------
METALS & MINING--2.4%
   Inco, Ltd.                                             665,400     37,575,138
                                                                    ------------
PHARMACEUTICALS--5.2%
   Genentech, Inc.+                                     1,011,136     80,597,652
                                                                    ------------

                                                      SHARES/
                                                     PRINCIPAL         VALUE
SECURITY DESCRIPTION                                   AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--12.0%
   America Movil SA de CV, Series L ADR               1,472,000   $   54,331,520
   Corning, Inc.+                                     1,140,000       31,498,200
   QUALCOMM, Inc.                                     1,996,859      102,518,741
                                                                  --------------
                                                                     188,348,461
                                                                  --------------
TRANSPORTATION--11.3%
   Burlington Northern Santa Fe Corp.                 1,161,792       92,397,318
   FedEx Corp.                                          725,051       83,475,121
                                                                  --------------
                                                                     175,872,439
                                                                  --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $1,229,083,039)                                           1,535,892,168
                                                                  --------------
SHORT-TERM INVESTMENT SECURITIES--1.3%
U.S. GOVERNMENT AGENCIES--1.3%
   Federal Home Loan Bank
      Consolidated Disc. Notes 4.58% due 05/02/06   $ 4,000,000        3,999,491
   Federal Home Loan Bank
      Consolidated Disc. Notes 4.66% due 05/17/06    11,300,000       11,276,596
   Federal National Mtg. Assoc.
     Disc. Notes 4.60% due 05/03/06                   4,900,000        4,898,748
                                                                  --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $20,174,835)                                                 20,174,835
                                                                  --------------
REPURCHASE AGREEMENTS--1.1%
   Agreements with State Street
      Bank & Trust Co., bearing
      interest at 2.30%, dated
      04/28/06, to be
      repurchased 05/01/06 in
      the amount of $15,894,046
      and collateralized by
      $15,550,000 of United
      States Treasury Notes,
      bearing interest at 5.50%
      due 05/15/09 and having
      an approximate value of
      $16,210,875                                    15,891,000       15,891,000
   Agreements with State Street
      Bank & Trust Co., bearing
      interest at 2.30%, dated
      04/28/06, to be
      repurchased 05/01/06 in
      the amount of $1,116,214
      and collateralized by
      $1,155,000 of United
      States Treasury Notes,
      bearing interest at 4.00%
      due 06/15/09 and having
      an approximate value of
      $1,141,689                                      1,116,000        1,116,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $17,007,000)                                                 17,007,000
                                                                  --------------

[AIG SunAmerica Mutual Funds LOGO]

Focused Large-Cap Growth Portfolio

                                            VALUE
                                          (NOTE 2)
-----------------------------------------------------
TOTAL INVESTMENTS             100.7%   $1,573,074,003
   (cost $1,266,264,874)(1)
Liabilities in excess of
   other assets                (0.7)      (10,954,600)
                              -----    --------------
NET ASSETS                    100.0%   $1,562,119,403
                              =====    ==============

----------
+    Non-income producing securities

(1)  See Note 6 for cost of investments on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Multi-Cap Growth Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Electronics                       17.9%
Pharmaceuticals                   10.1
Computer Software                  9.9
Computers & Business Equipment     7.7
U.S. Government Agencies           7.3
Internet Content                   7.2
Health Services                    6.9
Medical Products                   5.5
Apparel & Textiles                 4.4
Repurchase Agreements              4.3
Leisure & Tourism                  4.1
Manufacturing                      3.1
Financial Services                 2.6
Internet Software                  2.6
Broadcasting & Media               2.2
Energy Sources                     2.0
Commercial Paper                   1.9
Business Services                  1.7
                                 -----
                                 101.4%
                                 =====

*    Calculated as a percentage of net assets.

[AIG SunAmerica Mutual Funds LOGO]

Focused Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                        SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--87.9%
APPAREL & TEXTILES--4.4%
   NIKE, Inc., Class B                                     161,900   $13,249,896
   Polo Ralph Lauren Corp.                                 120,540     7,319,189
                                                                     -----------
                                                                      20,569,085
                                                                     -----------
BROADCASTING & MEDIA--2.2%
   XM Satellite Radio Holdings, Inc., Class A+             509,415    10,300,371
                                                                     -----------
BUSINESS SERVICES--1.7%
   CoStar Group, Inc.+                                     143,652     8,109,155
                                                                     -----------
COMPUTER SOFTWARE--9.9%
   EMC Corp.+                                              966,200    13,053,362
   SAP AG Sponsored ADR                                    397,685    21,725,532
   THQ, Inc.+                                              436,200    11,179,806
                                                                     -----------
                                                                      45,958,700
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--7.7%
   Apple Computer, Inc.+                                   504,420    35,506,124
                                                                     -----------
ELECTRONICS--17.9%
   Activision, Inc.+                                       951,800    13,506,042
   AMETEK, Inc.                                            285,000    14,041,950
   Integrated Device Technology, Inc.+                     425,000     6,468,500
   L-3 Communications Holdings, Inc.+                      163,700    13,374,290
   Tessera Technologies, Inc.+                             608,339    19,509,432
   Texas Instruments, Inc.                                 465,000    16,140,150
                                                                     -----------
                                                                      83,040,364
                                                                     -----------
ENERGY SOURCES--2.0%
   Forest Oil Corp.+                                       249,600     9,127,872
                                                                     -----------
FINANCIAL SERVICES--2.6%
   Merrill Lynch & Co., Inc.                               158,700    12,102,462
                                                                     -----------
HEALTH SERVICES--6.9%
   Centene Corp.+                                          517,400    13,292,006
   UnitedHealth Group, Inc.                                120,960     6,016,550
   WellPoint, Inc.+                                        181,700    12,900,700
                                                                     -----------
                                                                      32,209,256
                                                                     -----------
INTERNET CONTENT--7.2%
   eBay, Inc.+                                              56,685     1,950,531
   Google, Inc., Class A+                                   42,685    17,839,769
   Yahoo!, Inc.+                                           412,800    13,531,584
                                                                     -----------
                                                                      33,321,884
                                                                     -----------
INTERNET SOFTWARE--2.6%
   Openwave Systems, Inc.+                                 645,200    12,007,172
                                                                     -----------

                                                        SHARES/
                                                       PRINCIPAL        VALUE
SECURITY DESCRIPTION                                    AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------
LEISURE & TOURISM--4.1%
   Lions Gate
   Entertainment Corp.+                                 1,243,600   $ 12,149,972
   Regal Entertainment Group, Class A                     320,200      6,730,604
                                                                    ------------
                                                                      18,880,576
                                                                    ------------
MANUFACTURING--3.1%
   ITT Industries, Inc.                                   253,200     14,237,436
                                                                    ------------
MEDICAL PRODUCTS--5.5%
   Foxhollow Technologies, Inc.+                          352,681     10,986,013
   Haemonetics Corp.+                                     262,900     14,328,050
                                                                    ------------
                                                                      25,314,063
                                                                    ------------
PHARMACEUTICALS--10.1%
   Celgene Corp.+                                         816,480     34,422,797
   Genzyme Corp.+                                         205,000     12,537,800
                                                                    ------------
                                                                      46,960,597
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $315,000,289)                                               407,645,117
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES--9.2%
COMMERCIAL PAPER--1.9%
   Prudential Funding LLC
      4.75% due 05/01/06
      (cost $9,000,000)                               $ 9,000,000      9,000,000
                                                                    ------------
U.S. GOVERNMENT AGENCIES--7.3%
   Federal Home Loan Bank
      Consolidated Disc. Notes
      4.60% due 06/12/06                                5,000,000      4,973,167
   Federal National Mtg. Assoc.
      Disc. Notes
      4.53% due 05/01/06                               10,000,000      9,955,958
   Federal National Mtg. Assoc.
      Disc. Notes
      4.73% due 06/26/06                                9,800,000      9,800,000
   Federal National Mtg. Assoc.
      Disc. Notes
      4.79% due 06/05/06                                9,000,000      8,932,940
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost $33,662,065)                                                 33,662,065
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $42,662,065)                                                 42,662,065
                                                                    ------------

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                                                       PRINCIPAL       VALUE
SECURITY DESCRIPTION                                     AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.3%
   State Street Bank & Trust Co.
   Joint Repurchase Agreement(2)                     $ 1,165,000   $  1,165,000
Agreement with State Street
   Bank & Trust Co., bearing
   interest at 3.25%, dated
   04/28/06, to be
   repurchased 05/01/06 in
   the amount of $18,541,020
   and collateralized by
   $19,075,000 of United
   States Treasury Bills,
   bearing interest at 4.57%,
   due 07/06/06 and having
   an approximate value of
   $18,908,094                                        18,536,000     18,536,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $19,701,000)                                                19,701,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $377,363,354)(1)                                  101.4%   470,008,182
Liabilities in excess of
   other assets                                             (1.4)    (6,490,740)
                                                     -----------   ------------
NET ASSETS                                                 100.0%  $463,517,442
                                                     ===========   ============

----------
+    Non-income producing securities

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreements

ADR--American Depository Receipt

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Mid-Cap Growth Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Electronics                       10.9%
Business Services                 10.5
Health Services                   10.1
Telecommunications                 8.4
Real Estate Investment Trusts      8.1
Medical Products                   6.5
Time Deposits                      5.6
Energy Sources                     5.4
Metals & Mining                    5.4
Pharmaceuticals                    5.3
Energy Services                    4.4
Leisure & Tourism                  4.3
Financial Services                 4.2
Chemicals                          3.8
Restaurants                        3.1
Broadcasting & Media               2.8
Automotive                         2.1
Computer & Business Equiptment     2.1
                                 -----
                                 103.0%
                                 =====

*    Calculated as a percentage of net assets.

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Mid-Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)
                                                                         VALUE
                   SECURITY DESCRIPTION                      SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--97.4%
AUTOMOTIVE--2.1%
   Autoliv, Inc.                                             30,000   $1,659,000
                                                                      ----------
BROADCASTING & MEDIA--2.8%
   Lamar Advertising Co., Class A+                           40,600    2,232,594
                                                                      ----------
BUSINESS SERVICES--10.5%
   Alliance Data Systems Corp.+                              54,100    2,975,500
   Republic Services, Inc.                                   65,400    2,878,254
   SCP Pool Corp.                                            53,500    2,499,520
                                                                      ----------
                                                                       8,353,274
                                                                      ----------
CHEMICALS--3.8%
   Airgas, Inc.                                              75,300    3,045,885
                                                                      ----------
COMPUTERS & BUSINESS EQUIPMENT--2.1%
   Palm, Inc.+                                               72,600    1,640,760
                                                                      ----------
ELECTRONICS--10.9%
   Integrated Device Technology, Inc.+                      149,810    2,280,108
   Microchip Technology, Inc.                                75,450    2,811,267
   Micron Technology, Inc.+                                  58,500      992,745
   QLogic Corp.+                                            124,020    2,580,856
                                                                      ----------
                                                                       8,664,976
                                                                      ----------
ENERGY SERVICES--4.4%
   Helmerich & Payne, Inc.                                   47,550    3,458,787
                                                                      ----------
ENERGY SOURCES--5.4%
   Quicksilver Resources, Inc.+                              68,500    2,838,640
   Southwestern Energy Co.+                                  40,700    1,466,014
                                                                      ----------
                                                                       4,304,654
                                                                      ----------
FINANCIAL SERVICES--4.2%
   Affiliated Managers Group, Inc.+                          32,900    3,332,770
                                                                      ----------
HEALTH SERVICES--10.1%
   Coventry Health Care, Inc.+                               48,000    2,384,160
   DaVita, Inc.+                                             80,000    4,500,800
   Lincare Holdings, Inc.+                                   28,600    1,130,558
                                                                      ----------
                                                                       8,015,518
                                                                      ----------
LEISURE & TOURISM--4.3%
   Penn National Gaming, Inc.+                               84,450    3,438,804
                                                                      ----------
MEDICAL PRODUCTS--6.5%
   Mentor Corp.                                              61,775    2,676,711
   ResMed, Inc.+                                             57,800    2,494,070
                                                                      ----------
                                                                       5,170,781
                                                                      ----------
METALS & MINING--5.4%
   Allegheny Technologies, Inc.                              61,475    4,262,677
                                                                      ----------
PHARMACEUTICALS--5.3%
   Gilead Sciences, Inc.+                                    26,200    1,506,500
   Shire PLC Sponsored ADR                                   58,000    2,746,880
                                                                      ----------
                                                                       4,253,380
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS--8.1%
   CapitalSource, Inc.                                      150,000    3,525,000
   Global Signal, Inc.                                       58,850    2,924,845
                                                                      ----------
                                                                       6,449,845
                                                                      ----------
RESTAURANTS--3.1%
   The Cheesecake Factory, Inc.+                             78,700    2,483,772
                                                                      ----------

                                                        SHARES/
                                                       PRINCIPAL        VALUE
                SECURITY DESCRIPTION                     AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--8.4%
   Amdocs, Ltd.+                                           84,200   $ 3,132,240
   American Tower Corp., Class A+                          60,900     2,079,126
   j2 Global Communications, Inc.+                         29,800     1,462,882
                                                                    -----------
                                                                      6,674,248
                                                                    -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $67,737,606)                                                77,441,725
                                                                    -----------
SHORT-TERM INVESTMENT SECURITIES--5.6%
TIME DEPOSITS--5.6%
   Euro Time Deposit with State
      Street Bank & Trust Co.
      2.50% due 05/01/06                              $ 4,013,000     4,013,000
   Euro Time Deposit with State
      Street Bank & Trust Co.
      1.60% due 05/01/06                                  481,000       481,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $4,494,000)                                                  4,494,000
                                                                    -----------
TOTAL INVESTMENTS
   (cost $72,231,606)(1)                                    103.0%   81,935,725
Liabilities in excess of other assets                        (3.0)   (2,393,122)
                                                            -----   ----------
NET ASSETS                                                  100.0%  $79,542,603
                                                            =====   ===========

----------
+    Non-income producing securities

@    See Note 1

(1)  See Note 6 for cost of investments on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Health Services                  14.2%
Financial Services                8.1
Energy Services                   7.1
Leisure & Tourism                 5.8
Medical Products                  5.6
Business Services                 5.0
Electronics                       4.2
Pharmaceuticals                   3.8
Manufacturing                     3.6
Energy Sources                    3.5
Apparel & Textiles                3.3
Insurance                         3.0
Banks                             2.8
Household & Personal Products     2.8
Machinery                         2.8
Broadcasting & Media              2.7
Education                         2.6
Retail                            2.4
Repurchase Agreements             2.3
Computer Software                 2.2
Restaurants                       2.1
Transportation                    1.7
Computers & Business Equipment    1.5
Internet Content                  1.5
Communication Equipment           1.3
Automotive                        1.2
Housing & Household Durables      0.9
Telecommunications                0.5
                                 ----
                                 98.5%
                                 ====

*    Calculated as a percentage of net assets.

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PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
                  SECURITY DESCRIPTION                     SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--96.2%
APPAREL & TEXTILES--3.3%
   Guess?, Inc.+                                          142,400   $  5,643,312
   Volcom, Inc.+                                          174,100      6,210,147
                                                                    ------------
                                                                      11,853,459
                                                                    ------------
AUTOMOTIVE--1.2%
   CarMax, Inc.+                                          120,000      4,237,200
                                                                    ------------
BANKS--2.8%
   PrivateBancorp, Inc.                                    74,600      3,301,050
   Signature Bank+                                        191,800      6,783,966
                                                                    ------------
                                                                      10,085,016
                                                                    ------------
BROADCASTING & MEDIA--2.7%
   Focus Media Holding, Ltd. Sponsored ADR+               161,232      9,736,800
                                                                    ------------
BUSINESS SERVICES--5.0%
   ChoicePoint, Inc.+                                     130,000      5,723,900
   Digital River, Inc.+                                   157,800      6,870,612
   Hewitt Associates, Inc., Class A+                      180,000      5,218,200
                                                                    ------------
                                                                      17,812,712
                                                                    ------------
COMMUNICATION EQUIPMENT--1.3%
   Foundry Networks, Inc.+                                327,300      4,650,933
                                                                    ------------
COMPUTER SOFTWARE--2.2%
   Hyperion Solutions Corp.+                              101,450      3,106,399
   THQ, Inc.+                                             190,950      4,894,048
                                                                    ------------
                                                                       8,000,447
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--1.5%
   Trident Microsystems, Inc.+                            206,466      5,491,996
                                                                    ------------
EDUCATION--2.6%
   DeVry, Inc.+                                           270,000      6,982,200
   Universal Technical Institute, Inc.+                    90,000      2,218,500
                                                                    ------------
                                                                       9,200,700
                                                                    ------------
ELECTRONICS--4.2%
   FormFactor, Inc.+                                      168,900      7,041,441
   Zoran Corp.+                                           284,300      7,801,192
                                                                    ------------
                                                                      14,842,633
                                                                    ------------
ENERGY SERVICES--7.1%
   Bronco Drilling Co., Inc.+                             231,800      6,260,918
   Grey Wolf, Inc.+                                       779,300      6,078,540
   Hercules Offshore, Inc.+                               107,500      4,395,675
   Oceaneering International, Inc.+                       138,200      8,434,346
                                                                    ------------
                                                                      25,169,479
                                                                    ------------
ENERGY SOURCES--3.5%
   Carrizo Oil & Gas, Inc.+                               202,600      5,952,388
   Encore Acquisition Co.+                                215,000      6,587,600
                                                                    ------------
                                                                      12,539,988
                                                                    ------------
FINANCIAL SERVICES--8.1%
   Euronet Worldwide, Inc.+                               343,349     12,271,293
   International Securities Exchange, Inc.                 80,000      3,516,000
   Jefferies Group, Inc.                                  125,000      8,306,250
   The First Marblehead Corp.                             100,000      4,810,000
                                                                    ------------
                                                                      28,903,543
                                                                    ------------
HEALTH SERVICES--14.2%
   Amedisys, Inc.+                                        148,300   $  4,917,628
AMERIGROUP Corp.+                                         225,000      5,811,750
   Centene Corp.+                                         265,400      6,818,126
   Eclipsys Corp.+                                        263,000      5,791,260
   HealthExtras, Inc.+                                    200,000      5,812,000
   LCA-Vision, Inc.                                       240,893     13,528,551
   Manor Care, Inc.                                       180,000      7,893,000
                                                                    ------------
                                                                      50,572,315
                                                                    ------------
HOUSEHOLD & PERSONAL PRODUCTS--2.8%
   Herbalife, Ltd.+                                       116,300      4,047,240
   Jarden Corp.+                                          179,350      6,097,900
                                                                    ------------
                                                                      10,145,140
                                                                    ------------
HOUSING & HOUSEHOLD DURABLES--0.9%
   Toll Brothers, Inc.+                                   100,000      3,215,000
                                                                    ------------
INSURANCE--3.0%
   Arch Capital Group, Ltd.+                              110,000      6,682,500
   Axis Capital Holdings, Ltd.+                           139,200      4,150,944
                                                                    ------------
                                                                      10,833,444
                                                                    ------------
INTERNET CONTENT--1.5%
   aQuantive, Inc.+                                       213,129      5,341,013
                                                                    ------------
LEISURE & TOURISM--5.8%
   Kerzner International, Ltd.+                           120,000      9,376,800
   Wynn Resorts, Ltd.+                                    150,000     11,416,500
                                                                    ------------
                                                                      20,793,300
                                                                    ------------
MACHINERY--2.8%
   A.S.V., Inc.+                                          188,000      4,700,000
   TurboChef Technologies, Inc.+                          417,576      5,344,973
                                                                    ------------
                                                                      10,044,973
                                                                    ------------
MANUFACTURING--3.6%
   Actuant Corp., Class A                                  77,200      4,936,940
   Ceradyne, Inc.+                                        148,934      7,893,502
                                                                    ------------
                                                                      12,830,442
                                                                    ------------
MEDICAL PRODUCTS--5.6%
   Edwards Lifesciences Corp.+                            163,000      7,243,720
   Intuitive Surgical, Inc.+                               55,385      7,033,895
   SonoSite, Inc.+                                        147,000      5,549,250
                                                                    ------------
                                                                      19,826,865
                                                                    ------------
PHARMACEUTICALS--3.8%
   Adams Respiratory
   Therapeutics, Inc.+                                    129,100      5,537,099
   Aspreva Pharmaceuticals Corp.+                         230,500      7,837,000
                                                                    ------------
                                                                      13,374,099
                                                                    ------------
RESTAURANTS--2.1%
   Red Robin Gourmet
   Burgers, Inc.+                                         105,600      4,747,776
   The Cheesecake Factory, Inc.+                           85,000      2,682,600
                                                                    ------------
                                                                       7,430,376
                                                                    ------------
RETAIL--2.4%
   Select Comfort Corp.+                                  217,500      8,691,300
                                                                    ------------
TELECOMMUNICATIONS--0.5%
   Orckit Communications, Ltd.+                            98,276      1,584,209
                                                                    ------------
TRANSPORTATION--1.7%
   C.H. Robinson Worldwide, Inc.                          140,000      6,209,000
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $253,863,283)                                               343,416,382
                                                                    ------------


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                                                       PRINCIPAL        VALUE
                SECURITY DESCRIPTION                     AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.3%

   Agreement with State Street Bank & Trust Co.,
   bearing interest at 2.30%, dated 04/28/06, to
   be repurchased 05/01/06 in the amount of
   $3,586,687 and collateralized by $3,680,000 of
   United States Treasury Bills, bearing interest
   at 4.39%, due 06/08/06 and having an
   approximate aggregate value of $3,661,600           $3,586,000   $  3,586,000

   Agreement with State Street Bank & Trust Co.,
   bearing interest at 2.30%, dated 04/28/06, to
   be repurchased 05/01/06 in the amount of
   $2,982,572 and collateralized by $2,315,000 of
   United States Treasury Bonds, bearing interest
   at 8.00%, due 11/15/21 and having an
   approximate aggregate value of $3,047,119            2,982,000      2,982,000

   Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.45%, dated 04/28/06, to
   be repurchased 05/01/06 in the amount of
   $1,795,666 and collateralized by $1,800,000 of
   Federal National Mtg. Assoc. Bonds, bearing
   interest at 5.25%, due 06/15/06 and having an
   approximate aggregate value of $1,835,084            1,795,000      1,795,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (cost $8,363,000)                          8,363,000
                                                                    ------------
TOTAL INVESTMENTS (cost $262,226,283)(1)                     98.5%   351,779,382
Other assets less liabilities                                 1.5      5,285,196
                                                            -----   ------------
NET ASSETS                                                  100.0%  $357,064,578
                                                            =====   ============

----------
+    Non-income producing securities

@    See Note 1

(1)  See Note 6 for cost of investments on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements


                                       62

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Large Cap Value Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Energy Sources                   24.0%
Financial Services               10.1
Health Services                   8.8
Banks                             8.2
Computers & Business Equipment    7.4
Pharmaceuticals                   7.3
Computer Software                 6.1
Food, Beverage & Tobacco          6.1
Retail                            4.0
Metals & Mining                   3.6
Conglomerate                      3.4
Broadcasting & Media              2.9
Telecommunications                2.6
Apparel & Textiles                2.3
Time Deposits                     2.1
Repurchase Agreements             1.7
                                -----
                                100.6%
                                =====

*    Calculated as a percentage of net assets.


                                       63

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Focused Large-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                      SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--96.8%
APPAREL & TEXTILES--2.3%
   NIKE, Inc., Class B                                    170,400   $ 13,945,536
                                                                    ------------
BANKS--8.2%
   Bank of America Corp.                                  710,500     35,468,160
   Washington Mutual, Inc.                                312,500     14,081,250
                                                                    ------------
                                                                      49,549,410
                                                                    ------------
BROADCASTING & MEDIA--2.9%
   News Corp., Class A                                  1,028,900     17,655,924
COMPUTER SOFTWARE--6.1%
   Computer Sciences Corp.+                               350,000     20,492,500
   Microsoft Corp.                                        677,100     16,351,965
                                                                    ------------
                                                                      36,844,465
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--7.4%
   Hewlett-Packard Co.                                    700,000     22,729,000
   Xerox Corp.+                                         1,570,000     22,042,800
                                                                    ------------
                                                                      44,771,800
                                                                    ------------
CONGLOMERATE--3.4%
   General Electric Co.                                   588,300     20,349,297
                                                                    ------------
ENERGY SOURCES--24.0%
   Chevron Corp.                                          240,100     14,650,902
   ConocoPhillips                                         969,200     64,839,480
   Exxon Mobil Corp.                                      282,000     17,788,560
   Sunoco, Inc.                                           290,000     23,501,600
   Valero Energy Corp.                                    370,000     23,953,800
                                                                    ------------
                                                                     144,734,342
                                                                    ------------
FINANCIAL SERVICES--10.1%
   Citigroup, Inc.                                        504,300     25,189,785
   Fannie Mae                                             354,800     17,952,880
   Freddie Mac                                            293,700     17,933,322
                                                                    ------------
                                                                      61,075,987
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--6.1%
   Altria Group, Inc.                                     378,500     27,691,060
   UST, Inc.                                              211,000      9,269,230
                                                                    ------------
                                                                      36,960,290
                                                                    ------------
HEALTH SERVICES--8.8%
   Aetna, Inc.                                            490,000     18,865,000
   Caremark Rx, Inc.+                                     450,000     20,497,500
   Quest Diagnostics, Inc.                                241,440     13,455,451
                                                                    ------------
                                                                      52,817,951
                                                                    ------------
METALS & MINING--3.6%
   Nucor Corp.                                            200,000     21,764,000
                                                                    ------------

                                                       SHARES/
                                                      PRINCIPAL        VALUE
              SECURITY DESCRIPTION                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.3%
   Medco Health Solutions, Inc.+                         393,100   $ 20,924,713
   Pfizer, Inc.                                          913,100     23,128,823
                                                                   ------------
                                                                     44,053,536
                                                                   ------------
RETAIL--4.0%
   J.C. Penney Co., Inc.                                 370,000     24,220,200
                                                                   ------------
TELECOMMUNICATIONS--2.6%
   Motorola, Inc.                                        731,100     15,608,985
                                                                   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $499,463,769)                                              584,351,723
                                                                   ------------
SHORT-TERM INVESTMENT SECURITIES
TIME DEPOSITS--2.1%
   Euro Time Deposit with State
      Street Bank & Trust Co.
      3.75% due 05/01/06
      (cost $12,894,000)                             $12,894,000     12,894,000
                                                                   ------------
REPURCHASE AGREEMENTS--1.7%
   State Street Bank & Trust Co. Joint
      Repurchase Agreement(2)                          9,574,000      9,574,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest at 2.30%, dated
      04/28/06, to be repurchased
      05/01/06 in the amount of
      $378,072 and collateralized by
      $395,000 of United States
      Treasury Notes, bearing
      interest at 4.00%, due 06/15/09
      and having an approximate
      aggregate value of $390,448                        378,000        378,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $9,952,000)                                                  9,952,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $522,309,769)(1)                                  100.6%   607,197,723
Liabilities in excess of
other assets                                                (0.6)    (3,718,479)
                                                     -----------   ------------
NET ASSETS                                                 100.0%  $603,479,244
                                                     ===========   ============

----------
+    Non-Income producing securities

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreements

OPEN FUTURE CONTRACTS

                                                                                         UNREALIZED
   NUMBER                                                              VALUE AS OF     AP PRECIATION
OF CONTRACTS    DESCRIPTION    EXPIRATION DATE   VALUE AT TRADE DATE  APRIL 30, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
   38Long      S&P 500 Index      June 2006          $12,253,461        $12,501,050         $247,589

See Notes to Financial Statements


                                       64

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Multi-Cap Value Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Pharmaceuticals             10.2%
Conglomerate                 9.7
Energy Sources               9.1
Real Estate Companies        9.0
Telecommunications           8.3
Banks                        7.3
Food, Beverage & Tobacco     5.6
Metals & Mining              5.5
Automotive                   4.9
Electronics                  4.9
Financial Services           4.9
Broadcasting & Media         3.1
Chemicals                    3.0
Forest Products              3.0
Insurance                    2.8
Apparel & Textiles           2.7
Machinery                    2.7
Gas & Pipeline Utilities     2.4
Repurchase Agreements        1.1
                           -----
                           100.2%
                           =====

*    Calculated as a percentage of net assets.


                                       65

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[AIG SunAmerica Mutual Funds LOGO]

Focused Multi-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--99.1%
APPAREL & TEXTILES--2.7%
   V.F. Corp.                                              271,300   $16,600,847
                                                                     -----------
AUTOMOTIVE--4.9%
   AUTOZONE, Inc.+                                         155,600    14,565,716
   Ford Motor Co.                                        2,208,000    15,345,600
                                                                     -----------
                                                                      29,911,316
                                                                     -----------
BANKS--7.3%
   Golden West Financial Corp.                             254,300    18,276,541
   Mellon Financial Corp.                                  300,000    11,289,000
   North Fork Bancorp., Inc.                               495,450    14,927,909
                                                                     -----------
                                                                      44,493,450
                                                                     -----------
BROADCASTING & MEDIA--3.1%
   Clear Channel
   Communications, Inc.                                    667,300    19,038,069
                                                                     -----------
CHEMICALS--3.0%
   du Pont (E.I.) de Nemours & Co.                         408,500    18,014,850
                                                                     -----------
CONGLOMERATE--9.7%
   General Electric Co.                                    515,000    17,813,850
   Hutchison Whampoa, Ltd.                               4,192,000    41,253,350
                                                                     -----------
                                                                      59,067,200
                                                                     -----------
ELECTRONICS--4.9%
   AVX Corp.                                             1,683,700    29,969,860
                                                                     -----------
ENERGY SOURCES--9.1%
   Devon Energy Corp.                                      292,200    17,564,142
   EnCana Corp.                                            756,000    37,837,800
                                                                     -----------
                                                                      55,401,942
                                                                     -----------
FINANCIAL SERVICES--4.9%
   CIT Group, Inc.                                         407,400    22,003,674
   Freddie Mac                                             131,100     8,004,966
                                                                     -----------
                                                                      30,008,640
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--5.6%
   Anheuser-Busch Cos., Inc.                               394,000    17,564,520
   The Coca-Cola Co.                                       391,000    16,406,360
                                                                     -----------
                                                                      33,970,880
                                                                     -----------
FOREST PRODUCTS--3.0%
   International Paper Co.                                 500,000    18,175,000
                                                                     -----------
GAS & PIPELINE UTILITIES--2.4%
   Kinder Morgan, Inc.                                     162,700    14,320,854
                                                                     -----------
INSURANCE--2.8%
   Assurant, Inc.                                          357,100    17,201,507
                                                                     -----------
MACHINERY--2.7%
   Alamo Group, Inc.                                       758,809    16,177,808
                                                                     -----------
METALS & MINING--5.5%
   POSCO Sponsored ADR                                     471,900    33,254,793
                                                                     -----------
PHARMACEUTICALS--10.2%
   Bristol-Myers Squibb Co.                                699,000    17,740,620
   Daiichi Sankyo Co., Ltd                               1,074,800    27,704,194
   Pfizer, Inc.                                            647,000    16,388,510
                                                                     -----------
                                                                      61,833,324
                                                                     -----------
REAL ESTATE COMPANIES--9.0%
   Forest City Enterprises,
   Inc., Class A                                           880,100    39,727,714
   Hang Lung Properties, Ltd.                            7,410,000    14,909,264
                                                                     -----------
                                                                      54,636,978
                                                                     -----------

                                                        SHARES/
                                                       PRINCIPAL       VALUE
  SECURITY DESCRIPTION                                   AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--8.3%
   ALLTEL Corp.                                          268,400   $ 17,276,908
   AT&T, Inc.                                            629,000     16,486,090
   Verizon Communications, Inc.                          511,000     16,878,330
                                                                   ------------
                                                                     50,641,328
                                                                   ------------
TOTAL COMMON STOCK
(cost $469,693,805)                                                 602,718,646
                                                                   ------------
RIGHTS--0.0%
CONGLOMERATE--0.0%
   Hutchison Whampoa, Ltd.
      Expires 05/17/06
      (cost $0)                                              215            840
                                                                   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
(cost $469,693,805)                                                 602,719,486
                                                                   ------------
   REPURCHASE AGREEMENTS--1.1%
   Agreement with State Street
      Bank & Trust Co., bearing
      interest at 2.75%, dated
      04/28/06, to be
      repurchased 05/01/06 in
      the amount of $3,496,801
      and collateralized by
      $3,615,000 of United
      States Treasury Notes,
      bearing interest at 4.00%,
      due 06/15/09 and having
      an approximate value of
      $3,573,337                                      $3,496,000      3,496,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest at 2.75%, dated
      04/28/06, to be
      repurchased 05/01/06 in
      the amount of $3,052,699
      and collateralized by
      $2,370,000 of United
      States Treasury Bonds,
      bearing interest at 8.00%,
      due 11/15/21 and having
      an approximate value of
      $3,119,513                                       3,052,000      3,052,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(cost $6,548,000)                                                     6,548,000
                                                                   ------------
TOTAL INVESTMENTS
(cost $476,241,805)(1)                                     100.2%   609,267,486
Liabilities in excess of
other assets                                                (0.2)    (1,125,718)
                                                       ---------   ------------
NET ASSETS                                                 100.0%  $608,141,768
                                                       =========   ============

+ Non-income producing securities

----------
(1) See Note 6 for cost of investments on a tax basis ADR--American Depository Receipt

See Notes to Financial Statements


                                       66

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Mid-Cap Value Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services               15.1%
Utilities                        11.6
Conglomerate                      9.8
Retail                            6.8
Chemicals                         6.5
Manufacturing                     6.5
Energy Sources                    6.1
Electronics                       5.7
Business Services                 5.4
Banks                             3.7
Household & Personal Products     3.7
Transportation                    3.6
Insurance                         3.4
Time Deposits                     3.4
Machinery                         3.3
Metals & Mining                   3.3
Apparel & Textiles                2.4
                                -----
                                100.3%
                                =====

*    Calculated as a percentage of net assets.


                                       67

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[AIG SunAmerica Mutual Funds LOGO]

Focused Mid-Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                        SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--96.9%
APPAREL & TEXTILES--2.4%
   Jones Apparel Group, Inc.                                54,000   $ 1,854,900
                                                                     -----------
BANKS--3.7%
   Hudson City Bancorp, Inc.                               210,000     2,816,100
                                                                     -----------
BUSINESS SERVICES--5.4%
   Allied Waste Industries, Inc.+                          163,000     2,308,080
   R.H. Donnelley Corp.                                     32,000     1,796,160
                                                                     -----------
                                                                       4,104,240
                                                                     -----------
CHEMICALS--6.5%
   Ashland Inc.                                             36,000     2,369,520
   Cytec Industries, Inc.                                   42,000     2,539,740
                                                                     -----------
                                                                       4,909,260
                                                                     -----------
CONGLOMERATE--9.8%
   Groupe Bruxelles Lambert SA                              22,000     2,495,194
   Martin Marietta Materials, Inc.                          24,000     2,547,840
   Walter Industries, Inc.                                  36,000     2,387,880
                                                                     -----------
                                                                       7,430,914
                                                                     -----------
ELECTRONICS--5.7%
   Symbol Technologies, Inc.                               150,000     1,597,500
   Thomas & Betts Corp.+                                    48,000     2,733,600
                                                                     -----------
                                                                       4,331,100
                                                                     -----------
ENERGY SOURCES--6.1%
   Canadian Oil Sands Trust                                 10,000     1,565,225
   Pioneer Natural Resources Co.                            72,000     3,083,040
                                                                     -----------
                                                                       4,648,265
                                                                     -----------
FINANCIAL SERVICES--15.1%
   CBOT Holdings, Inc., Class A+                            24,000     2,542,800
   International Securities Exchange, Inc.                  60,000     2,637,000
   NYSE Group, Inc.+                                        58,000     3,851,200
   The Nasdaq Stock Market, Inc.+                           66,000     2,469,720
                                                                     -----------
                                                                      11,500,720
                                                                     -----------
HOUSEHOLD & PERSONAL PRODUCTS--3.7%
   Newell Rubbermaid, Inc.                                 104,000     2,851,680
                                                                     -----------
INSURANCE--3.4%
   Conseco, Inc.+                                          103,000     2,600,750
                                                                     -----------
MACHINERY--3.3%
   Kennametal, Inc.                                         40,500     2,504,925
                                                                     -----------
MANUFACTURING--6.5%
   Carlisle Cos., Inc.                                      27,500     2,323,750
   Thermo Electron Corp.+                                   68,000     2,620,720
                                                                     -----------
                                                                       4,944,470
                                                                     -----------
METALS & MINING--3.3%
   The Timken Co.                                           72,500     2,530,250
                                                                     -----------
RETAIL--6.8%
   Foot Locker, Inc.                                       112,000     2,596,160
   RadioShack Corp.                                        150,000     2,550,000
                                                                     -----------
                                                                       5,146,160
                                                                     -----------
TRANSPORTATION--3.6%
   YRC Worldwide, Inc.+                                     65,000     2,730,000
                                                                     -----------

                                                        SHARES/
                                                       PRINCIPAL       VALUE
SECURITY DESCRIPTION                                     AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES--11.6%
   Allegheny Energy, Inc.+                                126,000   $ 4,489,380
   Korea Electric Power Corp. Sponsored ADR                90,000     2,052,000
   Sierra Pacific Resources+                              160,000     2,259,200
                                                                    -----------
                                                                      8,800,580
                                                                    -----------
TOTAL COMMON STOCK
   (cost $66,310,179)                                                73,704,314
                                                                    -----------
RIGHTS--0.0%
CONGLOMERATE--0.0%
   Groupe Bruxelles Lambert SA, Expires 04/27/06(2)
      (cost $0)                                            22,000        18,318
                                                                    -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $66,310,179)                                                73,722,632
                                                                    -----------
SHORT-TERM INVESTMENT SECURITIES--3.4%
TIME DEPOSITS--3.4%
   Euro Time Deposit with State
      Street Bank & Trust Co. 2.50%
      due 05/01/06                                    $ 2,190,000     2,190,000
Euro Time Deposit with State
      Street Bank & Trust Co. 1.60%
      due 05/01/06                                        397,000       397,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $2,587,000)                                                  2,587,000
                                                                    -----------
TOTAL INVESTMENTS (cost $68,897,179)(1)                     100.3%   76,309,632
Liabilities in excess of other assets                        (0.3)     (245,003)
                                                            -----   -----------
NET ASSETS                                                  100.0%  $76,064,629
                                                            =====   ===========

----------
+    Non-Income producing securities

@    See Note 1

(1)  See Note 6 for cost of investments on a tax basis

(2)  Fair valued security; see Note 2

ADR--American Depository Receipt

See Notes to Financial Statements


                                       68

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Electronics                       11.4%
Business Services                  7.7
Financial Services                 6.0
Retail                             5.8
Broadcasting & Media               5.8
U.S. Government Agencies           5.4
Insurance                          5.3
Health Services                    4.4
Chemicals                          4.0
Manufacturing                      4.0
Energy Sources                     4.0
Pharmaceuticals                    4.0
Automotive                         3.2
Banks                              3.2
Food, Beverage & Tobacco           3.1
Transportation                     2.7
Repurchase Agreements              2.6
Telecommunications                 2.5
Communication Equipment            2.2
Apparel & Textile                  1.8
Aerospace & Military Technology    1.6
Real Estate Investment Trusts      1.6
Medical Products                   1.6
Household & Personal Products      1.6
Forest Products                    1.3
Computer Software                  1.2
Machinery                          1.0
                                  ----
                                  99.0%
                                  ====

*    Calculated as a percentage of net assets.


                                       69

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[AIG SunAmerica Mutual Funds LOGO]

Focused Small-Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                       SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--91.0%
AEROSPACE & MILITARY TECHNOLOGY--1.6%
   Esterline Technologies Corp.+                           153,000   $ 6,780,960
                                                                     -----------
APPAREL & TEXTILES--1.8%
   Wolverine World Wide, Inc.                              300,000     7,452,000
                                                                     -----------
AUTOMOTIVE--3.2%
   Cooper Tire & Rubber Co.                                409,300     5,198,110
   Winnebago Industries, Inc.                              267,300     7,871,985
                                                                     -----------
                                                                      13,070,095
                                                                     -----------
BANKS--3.2%
   Dime Community Bancshares                               500,000     7,085,000
   First Financial Bancorp, Inc.                           390,000     6,251,700
                                                                     -----------
                                                                      13,336,700
                                                                     -----------
BROADCASTING & MEDIA--5.8%
   Entercom Communications Corp.                           200,000     5,294,000
   Journal Register Co.                                    417,300     4,665,414
   Martha Stewart Living Omnimedia, Inc., Class A+         421,900     8,387,372
   The Reader's Digest Association, Inc.                   400,000     5,512,000
                                                                     -----------
                                                                      23,858,786
                                                                     -----------
BUSINESS SERVICES--7.7%
   ACCO Brands Corp.+                                      120,700     2,592,636
   BlueLinx Holdings, Inc.                                 237,000     3,590,550
   Bowne & Co., Inc.                                       162,600     2,554,446
   Clark, Inc.                                             428,000     5,606,800
   Heidrick & Struggles International, Inc.+               230,000     8,316,800
   Watson Wyatt Worldwide, Inc., Class A                   283,500     9,346,995
                                                                     -----------
                                                                      32,008,227
                                                                     -----------
CHEMICALS--4.0%
   Terra Industries, Inc.+                               1,008,800     8,342,776
   UAP Holding Corp.                                       389,660     8,050,376
                                                                     -----------
                                                                      16,393,152
                                                                     -----------
COMMUNICATION EQUIPMENT--2.2%
   Anixter International, Inc.                             180,700     9,186,788
                                                                     -----------
COMPUTER SOFTWARE--1.2%
   NetIQ Corp.+                                            425,000     5,100,000
                                                                     -----------
ELECTRONICS--11.4%
   Cabot Microelectronics Corp.+                           212,500     6,950,875
   Diodes, Inc.+                                           178,000     7,251,720
   Mattson Technology, Inc.+                               637,000     7,319,130
   Rudolph Technologies, Inc.+                             454,000     7,527,320
   Technitrol, Inc.                                        350,900     8,786,536
   Varian Semiconductor Equipment Associates, Inc.+        281,000     9,202,750
                                                                     -----------
                                                                      47,038,331
                                                                     -----------
ENERGY SOURCES--4.0%
   Comstock Resources, Inc.+                               160,000     4,972,800
   Covanta Holding Corp.+                                  337,000     5,621,160
   PetroHawk Energy Corp.+                                 475,000     5,975,500
                                                                     -----------
                                                                      16,569,460
                                                                     -----------
FINANCIAL SERVICES--6.0%
   Apollo Investment Corp.                                 336,300   $ 6,288,810
   Knight Capital Group, Inc., Class A+                    752,000    12,603,520
   Piper Jaffray Cos., Inc.+                                83,500     5,836,650
                                                                     -----------
                                                                      24,728,980
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--3.1%
   Corn Products International, Inc.                       194,300     5,440,400
   Lance, Inc.                                             295,000     7,525,450
                                                                     -----------
                                                                      12,965,850
                                                                     -----------
FOREST PRODUCTS--1.3%
   Glatfelter                                              280,000     5,241,600
                                                                     -----------
HEALTH SERVICES--4.4%
   Dendrite International, Inc.+                           400,000     4,972,000
   Kindred Healthcare, Inc.+                               277,000     6,720,020
   LifePoint Hospitals, Inc.+                              208,700     6,615,790
                                                                     -----------
                                                                      18,307,810
                                                                     -----------
HOUSEHOLD & PERSONAL PRODUCTS--1.6%
   Nu Skin Enterprises, Inc., Class A                      386,050     6,377,545
                                                                     -----------
INSURANCE--5.3%
   Assured Guaranty, Ltd.                                  236,505     5,877,149
   Platinum Underwriters Holdings, Ltd.                    304,800     8,403,336
   Scottish Re Group, Ltd.                                 332,900     7,733,267
                                                                     -----------
                                                                      22,013,752
                                                                     -----------
MACHINERY--1.0%
   Global Power Equipment Group, Inc.+                   1,000,000     4,300,000
                                                                     -----------
MANUFACTURING--4.0%
   Acuity Brands, Inc.                                     249,800    10,311,744
   Koppers Holdings, Inc.                                  308,500     6,170,000
                                                                     -----------
                                                                      16,481,744
                                                                     -----------
MEDICAL PRODUCTS--1.6%
   Invacare Corp.                                          220,000     6,743,000
                                                                     -----------
PHARMACEUTICALS--4.0%
   Noven Pharmaceuticals, Inc.+                            461,000     8,712,900
   Perrigo Co.                                             500,000     7,980,000
                                                                     -----------
                                                                      16,692,900
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--1.6%
   Home Properties, Inc.                                   120,000     6,002,400
   MortgageIT Holdings, Inc.                                46,400       532,672
                                                                     -----------
                                                                       6,535,072
                                                                     -----------
RETAIL--5.8%
   Big Lots, Inc.+                                         400,000     5,780,000
   Casey's General Stores, Inc.                            275,000     5,882,250
   Ruddick Corp.                                           250,000     5,802,500
   The Finish Line, Inc., Class A                          406,700     6,702,416
                                                                     -----------
                                                                      24,167,166
                                                                     -----------
TELECOMMUNICATIONS--2.5%
   CPI International, Inc.+                                250,500     4,509,000
   Premiere Global Services, Inc.+                         736,000     5,748,160
                                                                     -----------
                                                                      10,257,160
                                                                     -----------


                                       70

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Small-Cap Value Portfolio@

                                                        SHARES/
                                                       PRINCIPAL       VALUE
SECURITY DESCRIPTION                                     AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
TRANSPORTATION--2.7%
   Laidlaw International, Inc.                            200,000   $  4,950,000
   StealthGas, Inc.                                       445,000      6,007,500
                                                                    ------------
                                                                      10,957,500
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $362,455,577)                                               376,564,578
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES--5.4%
U.S. GOVERNMENT AGENCIES--5.4%
   Federal Home Loan Bank
      Consolidated Disc. Notes
      4.56% due 06/12/06                              $ 5,000,000      4,973,167
   Federal National Mtg.
      Assoc. Disc. Notes
      4.64% due 06/01/06                                6,000,000      5,975,458
   Federal National Mtg.
      Assoc. Disc. Notes
      4.73% due 05/01/06                               11,300,000     11,300,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $22,248,625)                                                 22,248,625
                                                                    ------------
REPURCHASE AGREEMENTS--2.6%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(2)                     9,093,000      9,093,000
   Agreements with State Street
      Bank & Trust Co., bearing
      interest at 4.40%, dated
      04/28/06, to be
      repurchased 05/01/06 in
      the amount of $1,764,647
      and collateralized by
      $1,285,000 of United
      States Treasury Bonds,
      bearing interest at 9.88%
      due 11/15/15 and having
      an approximate value of
      $1,801,876                                        1,764,000      1,764,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $10,857,000)                                                 10,857,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $395,561,202)(1)                                    99.0%   409,670,203
   Other assets less liabilities                              1.0      4,096,270
                                                      -----------   ------------
NET ASSETS                                                  100.0%  $413,766,473
                                                      ===========   ============

----------
+    Non-income producing securities

@    See Note 1

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreement

See Notes to Financial Statements

[AIG SunAmerica Mutual Funds LOGO]

Focused Growth and Income Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Telecommunications                 21.0%
Energy Sources                     10.2
Leisure & Tourism                   7.2
Financial Services                  6.9
Pharmaceuticals                     6.6
Transportation                      5.9
Health Services                     4.8
Household & Personal Products       4.2
Housing & Household Durables        3.9
Metals & Mining                     3.8
Banks                               3.6
Business Services                   3.2
Medical Products                    3.2
Conglomerate                        2.8
Aerospace & Military Technology     2.6
Broadcasting & Media                2.4
Repurchase Agreements               2.3
Computer Software                   2.2
Internet Content                    2.0
Apparel & Textiles                  1.9
                                  -----
                                  100.7%
                                  =====

*    Calculated as a percentage of net assets.


                                       72

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                                              [AIG SunAmerica Mutual Funds LOGO]

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                       SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--93.0%
AEROSPACE & MILITARY TECHNOLOGY--2.6%
   General Dynamics Corp.                                  134,357   $ 8,816,506
                                                                     -----------
APPAREL & TEXTILES--1.9%
NIKE, Inc., Class B                                         79,700     6,522,648
                                                                     -----------
BANKS--3.6%
   Bank of America Corp.                                   246,600    12,310,272
                                                                     -----------
BROADCASTING & MEDIA--2.4%
   News Corp., Class A                                     486,700     8,351,772
                                                                     -----------
BUSINESS SERVICES--3.2%
   BearingPoint, Inc.+                                   1,203,600    11,169,408
                                                                     -----------
COMPUTER SOFTWARE--2.2%
   Microsoft Corp.                                         319,500     7,715,925
                                                                     -----------
CONGLOMERATE--2.8%
   General Electric Co.                                    278,200     9,622,938
                                                                     -----------
ENERGY SOURCES--10.2%
   Chevron Corp.                                           301,900    18,421,938
   Exxon Mobil Corp.                                       262,100    16,533,268
                                                                     -----------
                                                                      34,955,206
                                                                     -----------
FINANCIAL SERVICES--6.9%
   Chicago Mercantile Exchange Holdings, Inc.               25,488    11,673,504
   Citigroup, Inc.                                         238,000    11,888,100
                                                                     -----------
                                                                      23,561,604
                                                                     -----------
HEALTH SERVICES--4.8%
   UnitedHealth Group, Inc.                                329,943    16,411,365
                                                                     -----------
HOUSEHOLD & PERSONAL PRODUCTS--4.2%
   Procter & Gamble Co.                                    248,988    14,493,592
                                                                     -----------
HOUSING & HOUSEHOLD DURABLES--3.9%
   Lennar Corp., Class A                                   245,872    13,505,749
                                                                     -----------
INTERNET CONTENT--2.0%
   Google, Inc., Class A+                                   16,300     6,812,422
                                                                     -----------
LEISURE & TOURISM--7.2%
   Las Vegas Sands Corp.+                                  380,297    24,647,049
                                                                     -----------
MEDICAL PRODUCTS--3.2%
   Fisher Scientific
   International, Inc.+                                    158,000    11,146,900
                                                                     -----------
METALS & MINING--3.8%
   Southern Copper Corp.                                   130,700    12,945,835
                                                                     -----------
PHARMACEUTICALS--6.6%
   Genentech, Inc.+                                        217,464    17,334,055
   Pfizer, Inc.                                            209,300     5,301,569
                                                                     -----------
                                                                      22,635,624
                                                                     -----------
TELECOMMUNICATIONS--15.6%
   American Tower Corp., Class A+                          285,000     9,729,900
   Motorola, Inc.                                          348,000     7,429,800
   NII Holdings, Inc.+                                     241,700    14,477,830
   QUALCOMM, Inc.                                          428,808    22,015,003
                                                                     -----------
                                                                      53,652,533
                                                                     -----------

                                                     SHARES/
                                                    PRINCIPAL         VALUE
SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
--------------------------------------------------------------------------------
TRANSPORTATION--5.9%
   Burlington Northern Santa Fe Corp.                   146,333   $  11,637,863
   FedEx Corp.                                           74,875       8,620,359
                                                                  -------------
                                                                     20,258,222
                                                                  -------------
TOTAL COMMON STOCK (cost $257,790,417)                              319,535,570
                                                                  -------------
CONVERTIBLE BONDS--5.4%
TELECOMMUNICATIONS--5.4%
   Level 3 Communications, Inc.
      6.00% due 03/15/10
      (cost $15,622,168)                          $  23,425,000      18,740,000
                                                                  -------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $273,412,585)                                              338,275,570
                                                                  -------------
REPURCHASE AGREEMENTS--2.3%
   State Street Bank & Trust Co.
   Joint Repurchase Agreement(2)                      3,292,000       3,292,000

   Agreement with State Street Bank & Trust
   Co., bearing interest at 2.30%, dated
   04/28/06, to be repurchased 05/01/06 in
   the amount of $4,498,862 and
   collateralized by $4,405,000 of United
   States Treasury Notes, bearing interest
   at 5.50%, due 05/15/09 and having an
   approximate value of $4,592,213                    4,498,000       4,498,000

   Agreement with State Street Bank & Trust
   Co., bearing interest at 2.30%, dated
   04/28/06, to be repurchased 05/01/06 in
   the amount of $224,043 and collateralized
   by $165,000 of United States Treasury
   Bonds, bearing interest at 9.88%, due
   11/15/15 and having an approximate value
   of $231,369                                          224,000         224,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (cost $8,014,000)                                                  8,014,000
                                                                  -------------
TOTAL INVESTMENTS (cost $281,426,585)(1)                  100.7%    346,289,570
Liabilities in excess of other assets                      (0.7)     (2,559,328)
                                                          -----   -------------
NET ASSETS                                                100.0%  $ 343,730,242
                                                          =====   =============

----------
+    Non-income producing securities

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreements

See Notes to Financial Statements


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Focused International Equity Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                       15.9%
Pharmaceuticals             14.2
Telecommunications          13.7
Retail                       9.6
Manufacturing                6.3
Repurchase Agreements        6.1
Conglomerate                 5.6
Business Services            4.2
Automotive                   3.7
Leisure & Tourism            3.5
Electronics                  3.4
Food, Beverage & Tobacco     3.0
Chemicals                    2.9
Real Estate Companies        2.9
Metals: Steel                2.6
Broadcasting & Media         2.1
Machinery                    2.1
Time Deposits                1.7
                           -----
                           103.5%
                           =====

*    Calculated as a percentage of net assets.

COUNTRY ALLOCATION*

Japan             17.3%
Switzerland       13.6
United Kingdom    10.3
Germany           10.0
France             9.5
United States      7.8
Mexico             7.3
Singapore          6.2
Canada             3.6
Hong Kong          3.5
Italy              3.5
Ireland            3.2
Australia          2.8
South Korea        2.8
Sweden             2.1
                 -----
                 103.5%
                 =====


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Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                       SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--95.7%
AUSTRALIA--2.8%
   Australia & New Zealand Banking Group, Ltd.             482,800   $10,252,267
                                                                     -----------
CANADA--3.6%
   Shoppers Drug Mart Corp.                                328,280    13,007,293
                                                                     -----------
FRANCE--9.5%
   Alcatel SA+                                             643,352     9,277,195
   LVMH Moet Hennessy
   Louis Vuitton SA                                         78,250     8,238,203
   Vallourec SA                                              7,125     9,258,570
   Vivendi Universal SA                                    208,900     7,627,089
                                                                     -----------
                                                                      34,401,057
                                                                     -----------
GERMANY--10.0%
   Bayerische Motoren Werke (BMW) AG                       243,800    13,259,696
   Deutsche Bank AG                                         95,200    11,688,556
   Siemens AG                                              118,057    11,170,557
                                                                     -----------
                                                                      36,118,809
                                                                     -----------
HONG KONG--3.5%
   Shangri-La Asia, Ltd.                                 7,148,000    12,676,538
                                                                     -----------
IRELAND--3.2%
   Bank of Ireland                                         618,500    11,595,256
                                                                     -----------
ITALY--3.5%
   UniCredito Italiano SpA                               1,694,645    12,763,650
                                                                     -----------
JAPAN--17.3%
   HOYA Corp.                                              303,400    12,283,617
   Mitsubishi UFJ Financial Group, Inc.                        729    11,460,150
   NTT DoCoMo, Inc.                                         10,450    15,601,809
   Takeda Pharmaceutical Co., Ltd.                         205,600    12,567,303
   YAMADA-DENKI Co., Ltd.                                   98,400    10,724,490
                                                                     -----------
                                                                      62,637,369
                                                                     -----------
MEXICO--7.3%
   America Movil SA de CV, Series L ADR                    406,232    14,994,023
   Cemex SA de CV Sponsored ADR+                           172,859    11,671,440
                                                                     -----------
                                                                      26,665,463
                                                                     -----------
SINGAPORE--6.2%
   CapitaLand, Ltd.                                      3,366,000    10,432,918
   Keppel Corp., Ltd.                                    1,260,000    12,194,320
                                                                     -----------
                                                                      22,627,238
                                                                     -----------
SOUTH KOREA--2.8%
   SK Telecom Co., Ltd.                                     42,500     9,980,651
                                                                     -----------
SWEDEN--2.1%
   Atlas Copco AB, Class A                                 263,235     7,779,975
                                                                     -----------
SWITZERLAND--13.6%
   Adecco SA                                               244,500    15,160,498
   Lonza Group AG                                          150,524    10,680,626
   Novartis AG                                             200,583    11,507,402
   Roche Holding AG                                         77,628    11,936,510
                                                                     -----------
                                                                      49,285,036
                                                                     -----------

                                                       SHARES/
                                                      PRINCIPAL        VALUE
SECURITY DESCRIPTION                                    AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------
UNITED KINGDOM--10.3%
   Diageo PLC                                            653,800   $ 10,789,743
   GlaxoSmithKline PLC                                   546,100     15,495,278
   GUS PLC                                               600,768     11,262,051
                                                                   ------------
                                                                     37,547,072
                                                                   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $279,316,162)                                              347,337,674
                                                                   ------------
SHORT-TERM INVESTMENT SECURITIES--1.7%
TIME DEPOSITS--1.7%
   Euro Time Deposit with State
   Street Bank & Trust Co.
   3.75% due 05/01/06
   (cost $5,914,000)                                 $ 5,914,000      5,914,000
                                                                   ------------
REPURCHASE AGREEMENTS--6.1%
   Agreement with State Street
   Bank & Trust Co., bearing interest at 2.30%,
   dated 04/28/06, to be repurchased 05/01/06
   in the amount of $15,414,954 and
   collateralized by $15,080,000 of United
   States Treasury Notes, bearing interest at
   5.50%, due 05/15/09 and having an
   approximate value of $15,720,900                   15,412,000     15,412,000
                                                                   ------------
   Agreement with State Street
   Bank & Trust Co., bearing interest at 2.30%,
   dated 04/28/06, to be repurchased 05/01/06
   in the amount of $6,787,301 and
   collateralized by $7,005,000 of United
   States Treasury Notes, bearing interest at
   4.00%, due 06/15/09 and having an
   approximate value of $6,924,267                     6,786,000      6,786,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (cost $22,198,000)                       22,198,000
                                                                   ------------
TOTAL INVESTMENTS (cost $307,428,162)(1)                   103.5%   375,449,674
Liabilities in excess of other assets                       (3.5)   (12,643,636)
                                                     -----------   ------------
NET ASSETS                                                 100.0%  $362,806,038
                                                     ===========   =============

----------
+    Non-income producing securities

(1)  See Note 6 for cost of investments on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements


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Focused Technology Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Internet Content                  20.6%
Telecommunications                20.0
Computer Software                 18.4
Electronics                       17.8
Computers & Business Equipment    11.5
Financial Services                 7.3
Broadcasting & Media               2.9
Repurchase Agreements              1.5
                                 -----
                                 100.0%
                                 =====

*    Calculated as a percentage of net assets.


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Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                      SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--98.5%
BROADCASTING & MEDIA--2.9%
   Getty Images, Inc.+                                     48,740   $  3,119,847
                                                                    ------------
COMPUTER SOFTWARE--18.4%
   Autodesk, Inc.+                                        151,600      6,373,264
   Citrix Systems, Inc.+                                   67,070      2,677,434
   EMC Corp.+                                             254,300      3,435,593
   Oracle Corp.+                                          240,400      3,507,436
   Red Hat, Inc.+                                         120,800      3,550,312
                                                                    ------------
                                                                      19,544,039
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--11.5%
   Apple Computer, Inc.+                                  104,110      7,328,303
   Dell, Inc.+                                            107,530      2,817,286
   Hewlett-Packard Co.                                     64,000      2,078,080
                                                                    ------------
                                                                      12,223,669
                                                                    ------------
ELECTRONICS--17.8%
   Analog Devices, Inc.                                    77,200      2,927,424
   Chartered Semiconductor
   Manufacturing, Ltd.+                                 4,600,000      5,237,523
   Energy Conversion Devices, Inc.+                        73,700      3,685,737
   Marvell Technology Group, Ltd.+                         59,400      3,391,146
   Texas Instruments, Inc.                                105,000      3,644,550
                                                                    ------------
                                                                      18,886,380
                                                                    ------------
FINANCIAL SERVICES--7.3%
   Chicago Mercantile Exchange Holdings, Inc.               5,205      2,383,890
   E*TRADE Financial Corp.+                               216,270      5,380,798
                                                                    ------------
                                                                       7,764,688
                                                                    ------------
INTERNET CONTENT--20.6%
   eBay, Inc.+                                             97,725      3,362,717
   Equinix, Inc.+                                          63,470      4,182,673
   Google, Inc., Class A+                                  16,811      7,025,990
   Homestore, Inc.+                                       686,050      4,212,347
   Yahoo!, Inc.+                                           95,000      3,114,100
                                                                    ------------
                                                                      21,897,827
                                                                    ------------
TELECOMMUNICATIONS--20.0%
   Amdocs, Ltd.+                                           85,200      3,169,440
   American Tower Corp., Class A+                         147,230      5,026,432
   Ciena Corp.+                                           675,200      2,761,568
   Cisco Systems, Inc.+                                   180,000      3,771,000
   Motorola, Inc.                                         169,600      3,620,960
   QUALCOMM, Inc.                                          56,000      2,875,040
                                                                    ------------
                                                                      21,224,440
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $86,085,684)                                                104,660,890
                                                                    ------------

                                                        SHARES/
                                                       PRINCIPAL      VALUE
SECURITY DESCRIPTION                                     AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.5%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(2)                     $667,000   $    667,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest at 2.75%, dated
      04/28/06, to be
      repurchased 05/01/06 in
      the amount of $893,205
      and collateralized by
      $925,000 of United
      States Treasury Notes,
      bearing interest at 4.00%,
      due 06/15/09 and having
      an approximate value of
      $914,339                                           893,000        893,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $1,560,000)                                                  1,560,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $87,645,684)(1)                                   100.0%   106,220,890
Liabilities in excess of
   other assets                                             (0.0)        (6,666)
                                                        --------   ------------
NET ASSETS                                                 100.0%  $106,214,224
                                                        ========   ============

----------
+    Non-income producing securities

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreement

See Notes to Financial Statements


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Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE -- APRIL 30, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                 20.1%
Food Beverage & Tobacco             9.8
Electronics                         9.2
Machinery                           8.0
Aerospace & Military Technology     7.5
Energy Services                     6.9
Metals & Mining                     6.8
Telecommunications                  6.2
Repurchase Agreements               4.1
Manufacturing                       3.4
Computers & Business Equiptment     3.2
Apparel & Textiles                  3.1
Business Services                   3.1
Leisure & Tourism                   3.1
Energy Sources                      3.0
Pharmaceuticals                     2.6
                                  -----
                                  100.1%
                                  =====

*    Calculated as a percentage of net assets.


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Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 -- (UNAUDITED)

                                                                        VALUE
SECURITY DESCRIPTION                                        SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--96.0%
AEROSPACE & MILITARY TECHNOLOGY--7.5%
   Goodrich Corp.                                          181,100   $ 8,058,950
   The Boeing Co.                                           90,000     7,510,500
                                                                     -----------
                                                                      15,569,450
                                                                     -----------
APPAREL & TEXTILES--3.1%
   Polo Ralph Lauren Corp.                                 106,000     6,436,320
                                                                     -----------
BUSINESS SERVICES--3.1%
   Fluor Corp.                                              70,000     6,503,700
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--3.2%
   Hewlett-Packard Co.                                     202,000     6,558,940
                                                                     -----------
ELECTRONICS--9.2%
   Broadcom Corp., Class A+                                150,000     6,166,500
   Emerson Electric Co.                                     79,000     6,711,050
   Koninklijke Philips Electronics NV                      180,000     6,206,400
                                                                     -----------
                                                                      19,083,950
                                                                     -----------
ENERGY SERVICES--6.9%
   Precision Drilling Trust                                211,000     7,498,940
   Schlumberger, Ltd.                                      100,000     6,914,000
                                                                     -----------
                                                                      14,412,940
                                                                     -----------
ENERGY SOURCES--3.0%
   ConocoPhillips                                           92,000     6,154,800
                                                                     -----------
FINANCIAL SERVICES--20.1%
   Chicago Mercantile Exchange Holdings, Inc.               13,800     6,320,400
   ING Groep NV Sponsored ADR                              183,000     7,426,140
   Knight Capital Group, Inc., Class A+                    460,000     7,709,600
   Merrill Lynch & Co., Inc.                                80,000     6,100,800
   Moody's Corp.                                            99,500     6,169,995
   The Goldman Sachs Group, Inc.                            50,500     8,094,645
                                                                     -----------
                                                                      41,821,580
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--9.8%
   Archer-Daniels-Midland Co.                              198,000     7,195,320
   Corn Products International, Inc.                       232,000     6,496,000
   Loews Corp. - Carolina Group                            129,000     6,609,960
                                                                     -----------
                                                                      20,301,280
                                                                     -----------
LEISURE & TOURISM--3.1%
   International Game Technology                           168,000     6,372,240
                                                                     -----------
MACHINERY--8.0%
   Joy Global, Inc.                                        120,000     7,882,800
   Rockwell Automation, Inc.                               120,400     8,724,184
                                                                     -----------
                                                                      16,606,984
                                                                     -----------
MANUFACTURING--3.4%
   Roper Industries, Inc.                                  150,000     7,119,000
                                                                     -----------
METALS & MINING--6.8%
   Precision Castparts Corp.                               117,400     7,393,852
   United States Steel Corp.                               100,000     6,850,000
                                                                     -----------
                                                                      14,243,852
                                                                     -----------
PHARMACEUTICALS--2.6%
   Gilead Sciences, Inc.+                                   95,000     5,462,500
                                                                     -----------

                                                       SHARES/
                                                      PRINCIPAL        VALUE
SECURITY DESCRIPTION                                   AMOUNT         (NOTE 2)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.2%
   Corning, Inc.+                                        250,000   $  6,907,500
   QUALCOMM, Inc.                                        117,000      6,006,780
                                                                   ------------
                                                                     12,914,280
                                                                   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $182,745,784)                                              199,561,816
                                                                   ------------
REPURCHASE AGREEMENTS--4.1%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(2)
      (cost $8,648,000)                             $  8,648,000      8,648,000
                                                                   ------------
TOTAL INVESTMENTS (cost $191,393,784)(1)                   100.1%   208,209,816
Liabilities in excess of other assets                       (0.1)      (252,013)
                                                    ------------   ------------
NET ASSETS                                                 100.0%  $207,957,803
                                                    ============   ============

----------
+    Non-income producing securities

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreements

ADR--American Depository Receipt

See Notes to Financial Statements


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NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 -- (UNAUDITED)

NOTE 1. ORGANIZATION

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisers (each, an "Adviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

Effective August 3, 2005, the Focused Mid-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio were added to the Fund. On August 3, 2005 the Focused 2000 Growth Portfolio changed its name to Focused Small-Cap Growth Portfolio and the Focused 2000 Value Portfolio changed its name to Focused Small-Cap Value Portfolio. The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 80% - 100% in domestic equity mutual funds, up to 20% in foreign equity mutual funds and up to 5% in bond funds.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 70% in domestic equity mutual funds, 10% in foreign equity mutual funds and 20% in bond funds.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 35% - 75% in domestic equity mutual funds, up to 15% in foreign equity mutual funds and 25% - 50% in bond funds.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 15% - 50% in domestic equity mutual funds, up to 10% in foreign equity mutual funds and 50% - 80% in bond funds.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests up to 20% in domestic equity mutual funds, up to 5% in foreign equity mutual funds and 80% - 100% in bond funds.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

FOCUSED SMALL-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment


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purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED MID-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

FOCUSED SMALL-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisers believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Adviser may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

FOCUSED DIVIDEND STRATEGY PORTFOLIO seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in dividend yielding equity securities.

THE ASSET ALLOCATION STRATEGY PORTFOLIOS: FOCUSED EQUITY STRATEGY, FOCUSED MULTI-ASSET STRATEGY, FOCUSED BALANCED STRATEGY, FOCUSED FIXED INCOME AND EQUITY STRATEGY, AND FOCUSED FIXED INCOME STRATEGY ("STRATEGY PORTFOLIOS") invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended.

CLASSES OF SHARES: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--    Offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity
                    Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days


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                    prior to the date of such redemption. An exchange fee of 2%
                    will be assessed on the amount of any exchange of Class A shares of the Focused International Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange.

Class B shares--    Offered at net asset value per share without an initial
                    sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares--    Offered at net asset value per share without an initial
                    sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Portfolios issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class
                    A shares.

Class I shares--    Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares--    Offered at net asset value per share exclusively for sale to
                    SAAMCo affiliated companies' retirement plans.

As of July 8, 2005, Class X shares of the Focused Multi-Cap Growth Portfolio and the Focused Growth and Income Portfolio are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

INDEMNIFICATION: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the


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Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                            PERCENTAGE    PRINCIPAL
PORTFOLIO                    INTEREST      AMOUNT
-------------------------   ----------   ----------
Focused Multi-Cap Growth       0.99%     $1,165,000
Focused Large-Cap Value        8.16       9,574,000
Focused Small-Cap Value        7.75       9,093,000
Focused Growth and Income      2.81       3,292,000
Focused Technology             0.57         667,000
Focused Dividend Strategy      7.37       8,648,000


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As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 28, 2006, bearing interest at a rate of 4.15% per annum, with a principal amount of $117,274,000, a repurchase price of $117,314,557 and a maturity date of May 1, 2006. The repurchase agreement is collateralized by the following:

                                      MATURITY     PRINCIPAL       MARKET
 TYPE OF COLLATERAL   DISCOUNT RATE     DATE        AMOUNT          VALUE
-------------------   -------------   --------   ------------   ------------
U.S. Treasury Bills       4.62%       06/08/06   $120,225,000   $119,623,875

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend- eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.


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FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement and are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the


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premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SAAMCo as full compensation for services and facilities furnished to the Fund is as follows:

PORTFOLIO
-----------------------------
Focused Equity Strategy         0.10%
Focused Multi Asset Strategy    0.10%
Focused Balanced Strategy       0.10%
Focused Fixed Income & Equity   0.10%
Focused Fixed Income Strategy   0.10%
Focused Large-Cap Growth        0.85%
Focused Multi-Cap Growth        1.00%
Focused Mid-Cap Growth          1.00%
Focused Small-Cap Growth        1.00%
Focused Large-Cap Value         1.00%
Focused Multi-Cap Value         1.00%
Focused Mid-Cap Value           1.00%
Focused Small-Cap Value         1.00%
Focused Growth and Income       1.00%
Focused International Equity    1.25%
Focused Technology              1.25%
Focused Dividend Strategy       0.35%

In a supplement dated May 23, 2006 to the Fund's Prospectus dated February 28, 2006, the Fund corrected an error in the statement of the investment advisory fee rate for the Focused Mid-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio. The statement of advisory fee rates (shown on page 43 of the Prospectus) was corrected to restate the advisory fee rate for each of these Portfolios as 1.00%. In addition, the Fee Table for each of these Portfolios (shown on page 21 of the Prospectus) was reproduced to reflect the correct advisory fee information. There was no change in the Net Expenses. You may obtain a copy of the Fund's Prospectus or any supplement at no additional charge by contacting AIG SunAmerica Fund Services, Inc. at 800-858-8850 or by visiting our website at WWW.SUNAMERICAFUNDS.COM.

The Agreement authorizes SAAMCo to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. SAAMCo does not retain any Subadviser with respect to the Strategy Portfolios or the Focused Dividend Strategy Portfolio. The organizations described below acted as Subadvisers (with the exception of SAAMCo, which acted as Adviser) as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Board of Directors of the Fund and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. Effective December 9, 2005, Navellier & Associates, Inc. replaced American Centruy Investment Management, Inc. as one of the SubAdvisers for the Focused Large-Cap Growth Portfolio. Effective January 3, 2006, Kinetics Asset Management, Inc. replaced Janus Capital management LLC (subcontracted to Perkins, Wolf, McDonnell & Company) as one of the SubAdvisers for the Focused Mid-Cap Value Portfolio.


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Focused Large-Cap Growth Portfolio
   Fred Alger Management, Inc.
   Marsico Captial Management, LLC
   Navellier & Associates, Inc.

Focused Multi-Cap Growth Portfolio
   Credit Suisse Asset Management, LLC
   Janus Capital Management LLC
   AIG SunAmerica Asset Management Corp.

Focused Mid-Cap Growth Portfolio
   Eagle Asset Management, LLC
   Times Square Capital Management, LLC
   Munder Capital Management

Focused Small-Cap Growth Portfolio
   BAMCO, Inc.
   Deutsche Asset Management, Inc.
   Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
   Dreman Value Management, LLC
   Merrill Lynch Investment Managers, L.P.
   (doing business as Mercury Advisors)
   AIG SunAmerica Asset Management Corp.

Focused Multi-Cap Value Portfolio
   Northern Trust Investments, NA
   Third Avenue Management, LLC
   JP Morgan Fleming Asset Management, Inc.

Focused Mid-Cap Value Portfolio
   Kinetics Asset Management, Inc.
   Reich & Tang Asset management, LLC
   Keeley Asset Management Corp.

Focused Small-Cap Value Portfolio
   Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company)
   AIG SunAmerica Asset Management Corp.
   Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
   Thornburg Investment Management, Inc.
   Marsico Capital Management, LLC
   AIG SunAmerica Asset Management Corp.

Focused International Equity Portfolio
   Henderson Global Investors, Inc.
   Harris Associates L.P.
   Marsico Capital Management, LLC

Focused Technology Portfolio
   Dresdner RCM Global Investors LLC
   AIG SunAmerica Asset Management Corp.
   BAMCO, Inc.

Each SubAdviser is paid monthly by SAAMCo a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the SubAdviser. For the period ended April 30, 2006, SAAMCo paid the SubAdvisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
----------------------------
Focused Large-Cap Growth       0.38%
Focused Multi-Cap Growth       0.36%
Focused Mid-Cap Growth         0.50%
Focused Small-Cap Growth       0.57%
Focused Large-Cap Value        0.31%
Focused Multi-Cap Value        0.42%
Focused Mid-Cap Value          0.37%
Focused Small-Cap Value        0.32%
Focused Growth and Income      0.33%
Focused International Equity   0.51%
Focused Technology             0.43%


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SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

PORTFOLIO                      CLASS A   CLASS B   CLASS C   CLASS I
----------------------------   -------   -------   -------   -------
Focused Multi-Cap Growth        1.72%     2.37%     2.37%       --
Focused Mid-Cap Growth          1.72%     2.37%     2.37%     1.62%
Focused Small-Cap Growth        1.72%     2.37%     2.37%     1.62%
Focused Large-Cap Value         1.72%     2.37%     2.37%       --
Focused Multi-Cap Value         1.72%     2.37%     2.37%     1.62%
Focused Mid-Cap Value           1.72%     2.37%     2.37%     1.62%
Focused Small-Cap Value         1.72%     2.37%     2.37%       --
Focused Growth and Income       1.72%     2.37%     2.37%       --
Focused International Equity    1.95%     2.60%     2.60%       --
Focused Technology              1.97%     2.62%     2.62%       --
Focused Dividend Strategy       0.95%     1.60%     1.60%       --

SAAMCo voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                       CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------   -------   -------   -------   -------
Focused Equity Strategy          0.25%     0.90%     0.90%     0.15%
Focused Multi Asset Strategy     0.25%     0.90%     0.90%       --
Focused Balanced Strategy        0.25%     0.90%     0.90%     0.15%
Focused Fixed Income & Equity    0.25%     0.90%     0.90%     0.15%
Focused Fixed Income Strategy    0.25%     0.90%     0.90%       --

Any waivers or reimbursement made by SAAMCo are subject to recoupment from the Portfolios withing the following two years of making such waivers or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

For the period ended April 30, 2006, SAAMCo has agreed to waive and/or reimburse expenses as follows:

PORTFOLIO                                AMOUNT
-------------------------------------   -------
Focused Equity Strategy Class I         $ 4,647
Focused Balanced Strategy Class I         4,812
Focused Fixed Income and Equity
Strategy Class A                          2,515
Focused Fixed Income and Equity
Strategy Class B                          3,666
Focused Fixed Income and Equity
Strategy Class C                          2,227
Focused Fixed Income and Equity
Strategy Class I                          5,116
Focused Fixed Income Strategy Class A     8,393
Focused Fixed Income Strategy Class B     8,949
Focused Fixed Income Strategy Class C    12,183
Focused Multi-Cap Growth Class B          7,600
Focused Mid-Cap Growth Class A            3,974
Focused Mid-Cap Growth Class B            9,174
Focused Mid-Cap Growth Class C            8,378
Focused Mid-Cap Growth Class I          $ 3,415
Focused Small-Cap Growth Class B          2,680
Focused Small-Cap Growth Class I          1,376
Focused Mid-Cap Value Class A             5,127
Focused Mid-Cap Value Class B             9,109
Focused Mid-Cap Value Class C             8,697
Focused Mid-Cap Value Class I             3,416
Focused Small-Cap Value Class B           1,544
Focused Growth and Income Class B         5,305
Focused International Equity Class A      4,211
Focused International Equity Class B      7,469
Focused International Equity Class C      7,391
Focused Technology Class A               27,045
Focused Technology Class B               22,576
Focused Technology Class C               19,001
Focused Dividend Strategy Class A        39,895
Focused Dividend Strategy Class B        34,006
Focused Dividend Strategy Class C        55,083


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For the period ended April 30, 2006, the amounts repaid to SAAMCo were as follows:

PORTFOLIO                                AMOUNT
-------------------------------------   -------
Focused Equity Strategy Class A         $   333
Focused Equity Strategy Class B           5,481
Focused Equity Strategy Class C             258
Focused Multi-Asset Strategy Class A        471
Focused Multi-Asset Strategy Class B      1,300
Focused Multi-Cap Growth Class A         42,159
Focused Multi-Cap Growth Class C          5,379
Focused Mid-Cap Growth Class A           25,842
Focused Small-Cap Growth Class A         42,857
Focused Small-Cap Growth Class C         14,818
Focused Large-Cap Value Class B         $ 2,409
Focused Large-Cap Value Class C           6,131
Focused Multi-Cap Value Class A          40,650
Focused Multi-Cap Value Class B          19,040
Focused Multi-Cap Value Class C          28,999
Focused Mid-Cap Value Class A            17,781
Focused Small-Cap Value Class B           1,469
Focused Small-Cap Value Class C          15,894
Focused Growth and Income Class A        21,828
Focused Growth and Income Class C         7,251
Focused International Equity Class A      4,753

At April 30, 2006, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                              OTHER
                                            EXPENSES
PORTFOLIO                                  REIMBURSED
----------------------------------------   ----------
Focused Equity Strategy                      $33,075
Focused Fixed Income and Equity Strategy          10
Focused Fixed Income Strategy                 16,956
Focused Mid-Cap Growth                         7,396
Focused Multi-Cap Value                      $69,362
Focused Mid-Cap Value                          8,154
Focused Growth and Income                     17,652
Focused International Equity                  42,363
Focused Technology                            92,670

                                              CLASS
                                            SPECIFIC
                                            EXPENSES
PORTFOLIO                                  REIMBURSED
----------------------------------------   ----------
Focused Equity Strategy Class I             $ 24,788
Focused Balanced Strategy Class I             22,864
Focused Fixed Income and Equity
Strategy Class A                               7,483
Focused Fixed Income and Equity
Strategy Class B                               6,795
Focused Fixed Income and Equity
Strategy Class C                               6,962
Focused Fixed Income and Equity
Strategy Class I                              25,232
Focused Fixed Income Strategy Class A         18,422
Focused Fixed Income Strategy Class B         20,852
Focused Fixed Income Strategy Class C         16,862
Focused Multi-Cap Growth Class A              75,113
Focused Multi-Cap Growth Class B              92,113
Focused Multi-Cap Growth Class C              30,033
Focused Mid-Cap Growth Class A                21,739
Focused Mid-Cap Growth Class B                20,970
Focused Mid-Cap Growth Class C                20,185
Focused Mid-Cap Growth Class I                14,899
Focused Small-Cap Growth Class B              41,098
Focused Small-Cap Growth Class C              22,483
Focused Small-Cap Growth Class I              10,889
Focused Large-Cap Value Class B             $ 17,468
Focused Multi-Cap Value Class A                8,289
Focused Multi-Cap Value Class B               61,172
Focused Multi-Cap Value Class C               14,922
Focused Mid-Cap Value Class A                 32,999
Focused Mid-Cap Value Class B                 20,912
Focused Mid-Cap Value Class C                 20,542
Focused Mid-Cap Value Class I                 14,901
Focused Small-Cap Value Class B               36,931
Focused Small-Cap Value Class C                1,739
Focused Growth and Income Class A             21,130
Focused Growth and Income Class B             72,058
Focused Growth and Income Class C             49,330
Focused International Equity Class A         298,189
Focused International Equity Class B          49,407
Focused International Equity Class C          77,743
Focused Technology Class A                   163,865
Focused Technology Class B                   137,079
Focused Technology Class C                   125,631
Focused Dividend Strategy Class A            163,858
Focused Dividend Strategy Class B            166,309
Focused Dividend Strategy Class C            259,924


                                       89

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The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Board of Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Distribution Plans, the Board of Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from each Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated brokerdealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the period ended April 30, 2006, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                      CLASS A                                CLASS B
                                           ------------------------------------------------------------   -------------
                                                                                            CONTINGENT      CONTINGENT
                                              SALES       AFFILIATED     NON-AFFILIATED      DEFERRED        DEFERRED
PORTFOLIO                                    CHARGES    BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES   SALES CHARGES
----------------------------------------   ----------   --------------   --------------   -------------   -------------
Focused Equity Strategy                    $  930,678      $209,235         $581,541          $6,330         $131,916
Focused Multi-Asset Strategy                1,380,755       421,123          750,370           3,622          146,588
Focused Balanced Strategy                     441,530       167,234          207,459             441          175,731
Focused Fixed Income and Equity Strategy       70,216        30,399           28,466              --           20,377
Focused Fixed Income Strategy                  15,098         9,112            5,128              --           21,138
Focused Large-Cap Growth                      394,700       129,680          208,869             209          416,083
Focused Multi-Cap Growth                      298,394       124,968          130,464              85           67,947
Focused Mid-Cap Growth                          9,944         5,995            1,809              --               --
Focused Small-Cap Growth                      100,067        31,262           54,211              --           38,696
Focused Large-Cap Value                        78,069        32,883           33,029              --           61,575
Focused Multi-Cap Value                       158,275        66,905           68,633              --          238,228
Focused Mid-Cap Value                           8,763         7,232              479              --               --
Focused Small-Cap Value                       102,724        42,387           45,422           2,393           79,142
Focused Growth & Income                        71,133        27,273           33,656              --          103,341
Focused International Equity                  122,492        37,378           66,088              --            9,156
Focused Technology                            127,365        35,610           73,776              --           25,409
Focused Dividend Strategy                     128,017         8,015          102,841              --          102,289


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                                              [AIG SunAmerica Mutual Funds LOGO]

                                              CLASS C
                                           -------------
                                             CONTINGENT
                                              DEFERRED
PORTFOLIO                                  SALES CHARGES
----------------------------------------   -------------
Focused Equity Strategy                        13,918
Focused Multi-Asset Strategy                   29,509
Focused Balanced Strategy                      12,245
Focused Fixed Income and Equity Strategy        3,774
Focused Fixed Income Strategy                   1,556
Focused Large-Cap Growth                        8,009
Focused Multi-Cap Growth                        3,241
Focused Mid-Cap Growth                             --
Focused Small-Cap Growth                           --
Focused Large-Cap Value                         1,713
Focused Multi-Cap Value                            --
Focused Mid-Cap Value                              39
Focused Small-Cap Value                         6,060
Focused Growth & Income                         1,716
Focused International Equity                    1,481
Focused Technology                              1,964
Focused Dividend Strategy                       3,723

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, and Class Z shares, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SAAMCo. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended April 30, 2006, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                        PAYABLE AT
                                                EXPENSE                               APRIL 30, 2006
                               ----------------------------------------   --------------------------------------
PORTFOLIO                       CLASS A    CLASS B    CLASS C   CLASS I   CLASS A    CLASS B   CLASS C   CLASS I
----------------------------   --------   --------   --------   -------   --------   -------   -------   -------
Focused Large-Cap Growth       $864,054   $369,914   $444,070    $   --   $145,045   $57,426   $71,379    $   --
Focused Multi-Cap Growth        322,495     96,360     70,896        --     56,158    15,830    12,451        --
Focused Mid-Cap Growth           70,449        266      1,741        30     13,420       105       638         5
Focused Small-Cap Growth        235,239     45,279     90,664     9,695     38,661     7,848    15,780     1,767
Focused Large-Cap Value         523,222     39,147     80,326        --     90,027     6,286    13,216        --
Focused Multi-Cap Value         256,990    186,861    212,202        --     44,097    30,512    35,084        --
Focused Mid-Cap Value            70,791        454      1,443        30     13,105       151       415         5
Focused Small-Cap Value         294,661     68,560    126,478        --     43,541    10,848    20,339        --
Focused Growth and Income       186,432     77,497    116,627        --     31,130    12,533    18,700        --
Focused International Equity    259,969     16,941     42,490        --     53,066     3,167     7,562        --
Focused Technology               56,037     28,846     33,964        --      9,087     4,785     5,707        --
Focused Dividend Strategy        65,391     52,018    101,032        --     11,559     8,662    17,257        --


                                       91

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[AIG SunAmerica Mutual Funds LOGO]

At April 30, 2006, the following affiliates owned outstanding shares of the following Classes of Portfolios:

PORTFOLIO                                                 HOLDER                   PERCENTAGE
--------------------------------------    --------------------------------------   ----------
Focused Fixed Income and Equity Class I   SAAMCo                                      100%

Focused Large-Cap Growth Class A          Focused Equity Strategy Portfolio            28
                                          Focused Balanced Strategy Portfolio          14
                                          Focused Multi-Asset Strategy Portfolio       10

Focused Multi-Cap Growth Class A          Focused Multi-Asset Strategy Portfolio       30
Focused Mid-Cap Growth Class A            Focused Equity Strategy Portfolio            65
                                          Focused Balanced Strategy Portfolio          32

Focused Mid-Cap Growth Class I            SAAMCo                                      100

Focused Small-Cap Growth Class A          Focused Multi-Asset Strategy Portfolio       45
                                          Focused Equity Strategy Portfolio             8

Focused Large-Cap Value Class A           Focused Equity Strategy Portfolio            45
                                          Focused Balanced Strategy Portfolio          22
                                          Focused Multi-Asset Strategy Portfolio       17

Focused Multi-Cap Value Class A           Focused Multi-Asset Strategy Portfolio       35

Focused Mid-Cap Value Class A             Focused Equity Strategy Portfolio            65
                                          Focused Balanced Strategy Portfolio          32

Focused Mid-Cap Value Class I             SAAMCo                                      100

Focused Small-Cap Value Class A           Focused Equity Strategy Portfolio             8
                                          Focused Multi-Asset Strategy Portfolio       37

Focused Growth and Income Class A         Focused Multi-Asset Strategy Portfolio       46

Focused International Equity Class A      Focused Multi-Asset Strategy Portfolio       33
                                          Focused Equity Strategy Portfolio            36
                                          Focused Balanced Strategy Portfolio          17

The Strategy Portfolios do not invest in underlying AIG SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG SunAmerica Fund's net assets. At April 30, 2006 each Strategy Portfolio held less than 66% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 93% of the outstanding shares of any underlying AIG SunAmerica Funds.


                                       92

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                                              [AIG SunAmerica Mutual Funds LOGO]

NOTE 4. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2006, were as follows:

                                                              FOCUSED        FOCUSED      FOCUSED FIXED      FOCUSED
                                             FOCUSED        MULTI-ASSET      BALANCED       INCOME AND     FIXED INCOME
                                         EQUITY STRATEGY      STRATEGY       STRATEGY    EQUITY STRATEGY     STRATEGY
                                            PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                         ---------------   ------------   ------------   ---------------   ------------
Purchases (excluding U.S. government
   securities)                             $161,858,156    $116,510,118   $130,737,619     $27,074,469      $12,359,366
Sales (excluding U.S. government
   securities)                              146,037,123      76,894,676    158,925,407      37,471,075       20,923,833
Purchase of U.S. government securities               --              --             --              --               --
Sales of U.S. government securities                  --              --             --              --               --

                                              FOCUSED            FOCUSED            FOCUSED            FOCUSED           FOCUSED
                                             LARGE-CAP          MULTI-CAP           MID-CAP           SMALL-CAP         LARGE-CAP
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Purchases (excluding U.S. government
   securities)                            $1,369,228,013      $201,364,054        $68,352,029       $112,436,008     $462,531,057
Sales (excluding U.S. government
   securities)                             1,471,670,262       210,935,001         36,254,240        182,206,231      456,532,487
Purchase of U.S. government securities                --                --                 --                 --               --
Sales of U.S. government securities                   --                --                 --                 --               --

                                         FOCUSED MULTI-                                         FOCUSED GROWTH
                                           CAP VALUE      FOCUSED MID-CAP   FOCUSED SMALL-CAP     AND INCOME
                                           PORTFOLIO      VALUE PORTFOLIO    VALUE PORTFOLIO      PORTFOLIO
                                         --------------   ---------------   -----------------   --------------
Purchases (excluding U.S. government
   securities)                             $69,974,136      $61,425,659        $384,125,924      $284,148,099
Sales (excluding U.S. government
   securities)                              98,896,125       30,470,007         530,972,389       305,919,052
Purchase of U.S. government securities              --               --                  --                --
Sales of U.S. government securities                 --               --                  --                --

                                             FOCUSED           FOCUSED
                                          INTERNATIONAL      TECHNOLOGY    FOCUSED DIVIDEND
                                         EQUITY PORTFOLIO     PORTFOLIO   STRATEGY PORTFOLIO
                                         ----------------   -----------   ------------------
Purchases (excluding U.S. government
   securities)                             $151,686,300     $57,584,702      $676,879,449
Sales (excluding U.S. government
   securities)                              108,184,663      55,572,418       705,448,294
Purchase of U.S. government securities               --              --                --
Sales of U.S. government securities                  --              --                --


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[AIG SunAmerica Mutual Funds LOGO]

NOTE 5. TRANSACTIONS WITH AFFILIATES

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds and securities issued by AIG or an affiliate thereof. For the period ended April 30, 2006, transactions in these securities were as follows:

                                                                        CAPITAL GAIN
                                                                        DISTRIBUTION   MARKET VALUE AT
PORTFOLIO                             SECURITY               INCOME       RECEIVED     OCTOBER 31, 2005
------------------------   -----------------------------   ----------   ------------   ----------------
Focused Equity Strategy    Various AIG SunAmerica Funds*   $1,805,641    $31,003,194      $602,705,011
Focused Multi-Asset
   Strategy                Various AIG SunAmerica Funds*    4,898,651     34,997,106       720,681,755
Focused Balanced
   Strategy                Various AIG SunAmerica Funds*    4,658,217     13,458,956       486,791,427
Focused Fixed Income and
   Equity Strategy         Various AIG SunAmerica Funds*    1,167,388        741,581        73,935,766
Focused Fixed Income
   Strategy                Various AIG SunAmerica Funds*      605,106         45,925        31,674,093

                                                                                                        CHANGE IN
                                                              COST OF        COST OF      REALIZED      UNREALIZED   MARKET VALUE AT
PORTFOLIO                             SECURITY               PURCHASES        SALES      GAIN (LOSS)   GAIN (LOSS)   APRIL 30, 2006
------------------------   -----------------------------   ------------   ------------   -----------   -----------   ---------------
Focused Equity Strategy    Various AIG SunAmerica Funds*   $194,666,991   $146,037,123   $4,880,974    $28,702,024   $684,917,877
Focused Multi-Asset
   Strategy                Various AIG SunAmerica Funds*    156,022,392     76,894,677       76,398     42,500,658    842,386,526
Focused Balanced
   Strategy                Various AIG SunAmerica Funds*    148,398,446    158,925,407    1,760,655     16,654,962    494,680,083
Focused Fixed Income and
   Equity Strategy         Various AIG SunAmerica Funds*     28,950,814     37,471,075      412,264        968,960     66,796,729
Focused Fixed Income
   Strategy                Various AIG SunAmerica Funds*     12,992,793     20,923,833         (844)       253,268     23,995,477

*    See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:.

                                               FOCUSED     FOCUSED     FOCUSED      FOCUSED    FOCUSED     FOCUSED     FOCUSED
                                              LARGE-CAP   MULTI-CAP    MID-CAP      LARGE-    MULTI-CAP    MID-CAP      GROWTH
                                                GROWTH      GROWTH      GROWTH    CAP VALUE     VALUE       VALUE     AND INCOME
                                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                              ---------   ---------   ---------   ---------   ---------   ---------   ----------
AG Edwards and Sons, Inc.                      $     --     $   --       $ --      $     --    $ 8,520       $ --       $    --
Banc of America Securities LLC                       --         --         --            --      8,190         --        41,464
Bear Sterns & Co.                                    --         --         --         8,691         --         --            --
Cantor Fitzgerald, Inc.                              --         --         --            --     10,140         --            --
Citigroup Global Markets, Inc.                       --         --         --            --     44,565         --            --
Credit Suisse First Boston Corp.                     --      1,431         --            --         --         --            --
Fred Alger Company, Inc.                        454,376         --         --            --         --         --            --
Goldman Sachs Co.                                    --         --         --            --      2,400         --            --
JP Morgan Securities, Inc.                           --         --         --            --        570         --            --
Keeley Investment Corp.                              --         --         --            --         --        150            --
Lehman Brothers, Inc.                                --         --         --            --      5,277         --            --
Liquidnet, Inc.                                      --         --         --            --        638         --            --
Lynch Jones and Ryan, Inc.                           --         --         --            --      9,908         --            --
M.J. Whitman, Inc.                                   --         --         --            --      9,308         --            --
McDonald and Company Securities, Inc.                --         --         --            --      1,480         --            --
Merrill Lynch, Pierce, Fenner & Smith, Inc.          --         --         --       124,245     25,037         --            --
Morgan Stanley                                       --         --         --            --      2,280         --            --
Neuber and Berman, Inc.                              --         --         --            --         --        750            --
Raymond James and Associates, Inc.                   --         --        815            --         --         --            --
Reich & Co., Inc.                                    --         --         --            --         --        550            --
Piper Jaffray, Inc.                                  --         --         --            --      1,200         --            --
Wachovia Capital Markets, LLC                        --         --         --            --        750         --            --

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                                              [AIG SunAmerica Mutual Funds LOGO]

NOTE 6. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, and Fund mergers.

                                                        DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                           ------------------------------------------------   -------------------------
                                                                FOR THE YEAR ENDED OCTOBER 31, 2005
                                           ----------------------------------------------------------------------------
                                                         LONG-TERM GAINS/     UNREALIZED                     LONG-TERM
                                             ORDINARY      CAPITAL LOSS      APPRECIATION       ORDINARY      CAPITAL
PORTFOLIO                                     INCOME        CARRYOVER       (DEPRECIATION)*      INCOME        GAINS
----------------------------------------   -----------   ----------------   ---------------   -----------   -----------
Focused Equity Strategy                    $        --    $  25,849,999      $ 55,656,868     $ 4,487,404   $ 2,082,392
Focused Multi-Asset Strategy                   460,746        6,831,441        84,643,900       5,278,619       266,043
Focused Balanced Strategy                      283,389       19,156,439        25,597,474       6,960,603     5,052,091
Focused Fixed Income and Equity Strategy       140,630        2,313,446         1,797,878       2,962,084       859,186
Focused Fixed Income Strategy                   50,334          261,936          (345,024)      1,601,767        64,608
Focused Large-Cap Growth                            --     (441,060,439)      211,780,734              --            --
Focused Multi-Cap Growth                            --      (65,585,534)       74,548,028              --            --
Focused Mid-Cap Growth                              --         (240,601)         (247,026)             --            --
Focused Small-Cap Growth                            --       31,032,195        58,676,742              --            --
Focused Large-Cap Value                     13,909,924       10,548,404        67,821,388         900,327     3,329,443
Focused Multi-Cap Value                             --       47,355,776        64,615,004              --            --
Focused Mid-Cap Value                           14,721               --          (391,791)             --            --
Focused Small-Cap Value                     22,475,563       67,582,489        (3,730,610)     31,939,181    27,916,331
Focused Growth and Income                      196,430       (8,924,346)       32,605,214              --            --
Focused International Equity                10,424,774        8,408,623        30,899,220       5,847,500     3,514,531
Focused Technology                                  --     (183,445,555)       17,530,413              --            --
Focused Dividend Strategy                      392,225       (1,029,845)        2,541,380       3,393,345            --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                            CAPITAL LOSS CARRYFORWARD
                                           -----------------------------------------------------------
PORTFOLIO                                      2009           2010           2011      2012     2013
----------------------------------------   ------------   ------------   -----------   ----   --------
Focused Equity Strategy*                   $  3,175,363   $    811,968   $        --    $--   $     --
Focused Multi-Asset Strategy                         --             --            --     --         --
Focused Balanced Strategy                            --             --            --     --         --
Focused Fixed Income and Equity Strategy             --             --            --     --         --
Focused Fixed Income Strategy                        --             --            --     --         --
Focused Large-Cap Growth*                   197,407,069    243,653,370            --     --         --
Focused Multi-Cap Growth*                    13,707,733     36,925,794    14,952,007     --         --
Focused Mid-Cap Growth                               --             --            --     --    240,601
Focused Small-Cap Growth                             --             --            --     --         --
Focused Large-Cap Value                              --             --            --     --         --
Focused Multi-Cap Value                              --             --            --     --         --
Focused Mid-Cap Value                                --             --            --     --         --
Focused Small-Cap Value                              --             --            --     --         --
Focused Growth and Income                            --      6,263,350     2,660,996     --         --
Focused International Equity                         --             --            --     --         --
Focused Technology                          155,536,658     27,908,897            --     --         --
Focused Dividend Strategy                     1,029,845             --            --     --         --

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

[AIG SunAmerica Mutual Funds LOGO]

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2005.

                                           CAPITAL LOSS
                                           CARRYFORWARD
PORTFOLIO                                    UTILIZED
----------------------------------------   ------------
Focused Equity Strategy                    $  1,987,219
Focused Multi-Asset Strategy                         --
Focused Balanced Strategy                     3,229,295
Focused Fixed Income and Equity Strategy             --
Focused Fixed Income Strategy                        --
Focused Large-Cap Growth                    160,235,849
Focused Multi-Cap Growth                     65,943,685
Focused Mid-Cap Growth                               --
Focused Small-Cap Growth                      9,513,594
Focused Large-Cap Value                              --
Focused Multi-Cap Value                      24,266,816
Focused Mid-Cap Value                                --
Focused Small-Cap Value                              --
Focused Growth and Income                    51,815,007
Focused International Equity                         --
Focused Technology                            8,972,394
Focused Dividend Strategy                    10,239,530

                                              [AIG SunAmerica Mutual Funds LOGO]

As of April 30, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  FOCUSED       FOCUSED MULTI-        FOCUSED           FOCUSED FIXED          FOCUSED
                              EQUITY STRATEGY   ASSET STRATEGY   BALANCED STRATEGY    INCOME AND EQUITY      FIXED INCOME
                                 PORTFOLIO        PORTFOLIO          PORTFOLIO       STRATEGY PORTFOLIO   STRATEGY PORTFOLIO
                              ---------------   --------------   -----------------   ------------------   ------------------
Cost                            $600,558,985     $715,241,968      $452,427,647         $64,029,891          $24,087,233
                                ============     ============      ============         ===========          ===========
Appreciation                      84,358,892      129,448,462        45,188,384           3,743,550              676,218
Depreciation                              --       (2,303,904)       (2,935,948)           (976,712)            (767,974)
                                ------------     ------------      ------------         -----------          -----------
Net unrealized appreciation
   (depreciation)               $ 84,358,892     $127,144,558      $ 42,252,436         $ 2,766,838          $   (91,756)
                                ============     ============      ============         ===========          ===========

                                   FOCUSED       FOCUSED MULTI-        FOCUSED            FOCUSED       FOCUSED LARGE-
                                  LARGE-CAP        CAP GROWTH          MID-CAP           SMALL-CAP        CAP VALUE
                              GROWTH PORTFOLIO     PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO     PORTFOLIO
                              ----------------   --------------   ----------------   ----------------   --------------
Cost                           $1,281,012,328     $377,827,171      $72,231,606        $262,451,631     $524,167,965
                               ==============     ============      ===========        ============     ============
Appreciation                      334,071,071      100,290,579       10,597,257          94,880,171      100,552,634
Depreciation                      (42,009,396)      (8,109,568)        (893,138)         (5,552,420)     (17,522,876)
                               --------------     ------------      -----------        ------------     ------------
Net unrealized appreciation
   (depreciation)              $  292,061,675     $ 92,181,011      $ 9,704,119        $ 89,327,751     $ 83,029,758
                               ==============     ============      ===========        ============     ============

                              FOCUSED MULTI-   FOCUSED MID-CAP       FOCUSED            FOCUSED           FOCUSED
                                 CAP VALUE          VALUE           SMALL-CAP         GROWTH AND       INTERNATIONAL
                                 PORTFOLIO        PORTFOLIO      VALUE PORTFOLIO   INCOME PORTFOLIO   EQUITY PORTFOLIO
                              --------------   ---------------   ---------------   ----------------   ----------------
Cost                           $477,977,692      $68,897,179      $395,934,524       $283,414,988       $307,464,888
                               ============      ===========      ============       ============       ============
Appreciation                    141,202,960        8,820,727        36,903,815         66,432,699         68,519,345
Depreciation                     (9,913,166)      (1,408,274)      (23,168,136)        (3,558,117)          (534,559)
                               ------------      -----------      ------------       ------------       ------------
Net unrealized appreciation
   (depreciation)              $131,289,794      $ 7,412,453      $ 13,735,679       $ 62,874,582       $ 67,984,786
                               ============      ===========      ============       ============       ============

                              FOCUSED TECHNOLOGY    FOCUSED DIVIDEND
                                  PORTFOLIO        STRATEGY PORTFOLIO
                              ------------------   ------------------
Cost                             $87,683,569          $193,374,553
                                 ===========          ============
Appreciation                      22,018,248            18,589,941
Depreciation                      (3,480,927)           (3,754,678)
                                 -----------          ------------
Net unrealized appreciation
   (depreciation)                $18,537,321          $ 14,835,263
                                 ===========          ============

NOTE 7. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the period ended April 30, 2006, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

                               TOTAL EXPENSE
PORTFOLIO                        REDUCTIONS
----------------------------   -------------
Focused Large-Cap Growth          $175,157
Focused Multi-Cap Growth            28,385
Focused Small-Cap Growth             1,206
Focused Multi-Cap Value              6,204
Focused Mid-Cap Value               18,379
Focused Small-Cap Value             75,688
Focused Growth and Income           25,481
Focused International Equity         7,325
Focused Technology                   3,758


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NOTE 8. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                                FOCUSED EQUITY STRATEGY
                       ---------------------------------------------------------------------------------------------------------
                                              CLASS A                                              CLASS B
                       ----------------------------------------------------  ---------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  -----------------------
                          SHARES        AMOUNT       SHARES       AMOUNT        SHARES      AMOUNT         SHARES      AMOUNT
                        ----------  -------------  ----------  ------------    --------  -----------     ---------  ------------
Shares sold(1)(2)(3)     1,821,806  $ 34,958,086    3,026,807  $ 54,291,745     807,028  $15,299,581     1,384,709  $ 24,535,626
Reinvested dividends       534,023     9,842,038      126,913     2,298,403     297,167    5,429,240        48,264       867,309
Shares redeemed(1)(2)   (1,314,252)  (25,270,395)  (2,908,332)  (52,334,488)   (491,892)  (9,328,055)     (964,475)  (17,058,173)
                        ----------  ------------   ----------  ------------    --------  -----------     ---------  ------------
Net increase
   (decrease)            1,041,577  $ 19,529,729      245,388  $  4,255,660     612,303  $11,400,766       468,498  $  8,344,762
                        ==========  ============   ==========  ============    ========  ===========     =========  ============

                                              CLASS C                                              CLASS I
                       ----------------------------------------------------  ---------------------------------------------------
                        FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED    FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)        OCTOBER 31, 2005    APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  -----------------------
                         SHARES        AMOUNT         SHARES      AMOUNT       SHARES        AMOUNT        SHARES      AMOUNT
                       -----------  -------------  ----------  ------------  ----------  --------------  ---------  ------------
Shares sold             2,061,953   $ 39,020,872    3,836,801  $ 67,743,966      40,530  $   779,603       129,974  $ 2,325,737
Reinvested dividends      623,632     11,393,757      110,093     1,977,266      18,758      345,518         5,366       96,935
Shares redeemed(3)     (1,523,617)   (28,874,120)  (3,702,008)  (65,759,858)    (95,541)  (1,818,214)     (155,189)  (2,759,377)
                       ----------   ------------   ----------  ------------     -------  -----------      --------  -----------
Net increase
   (decrease)           1,161,968   $ 21,540,509      244,886  $  3,961,374     (36,253) $  (693,093)      (19,849) $  (336,705)
                       ==========   ============   ==========  ============     =======  ===========      ========  ===========

                                                              FOCUSED MULTI-ASSET STRATEGY
                       ---------------------------------------------------------------------------------------------------------
                                              CLASS A                                              CLASS B
                       ----------------------------------------------------  ---------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  -----------------------
                          SHARES        AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES      AMOUNT
                       -----------  -------------  ----------  ------------  ----------  --------------  ---------  ------------
Shares sold(4)(5)(6)    2,479,871   $ 45,773,050    4,885,531  $ 83,470,138   1,105,629  $ 20,250,514    2,514,014  $ 42,600,856
Reinvested dividends      315,415      5,639,622      127,426     2,185,349     137,158     2,441,413       39,199       669,916
Shares redeemed(4)(5)  (1,550,777)   (28,592,106)  (2,229,014)  (38,314,608)   (560,693)  (10,282,238)    (966,290)  (16,486,361)
                       ----------   ------------   ----------  ------------   ---------  ------------    ---------  ------------
Net increase
   (decrease)           1,244,509   $ 22,820,566    2,783,943  $ 47,340,879     682,094  $ 12,409,689    1,586,923  $ 26,784,411
                       ==========   ============   ==========  ============   =========  ============    =========  ============

                                              CLASS C
                       ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       ----------------------------------------------------
                          SHARES        AMOUNT       SHARES       AMOUNT
                       -----------  -------------  ----------  ------------
Shares sold             2,934,359   $ 53,715,667    6,468,988  $109,606,223
Reinvested dividends      339,047      6,035,038      103,582     1,770,208
Shares redeemed(6)     (1,917,902)   (35,110,572)  (3,702,121)  (62,986,043)
                       ----------   ------------   ----------  ------------
Net increase
  (decrease)            1,355,504   $ 24,640,133    2,870,449  $ 48,390,388
                       ==========   ============   ==========  ============

(1) For the period ended April 30, 2006, includes automatic conversion of 61,535 shares of Class B shares in the amount of $1,179,109 to 60,847 shares of Class A in the amount of $1,179,109.

(2) For the year ended October 31, 2005, includes automatic conversion of 116,455 shares of Class B shares in the amount of $2,057,786 to 115,188 shares of Class A in the amount of $2,057,786.

(3) For the period ended April 30, 2006, includes automatic conversion of 1,763 shares of Class C shares in the amount of $33,375 to 1,746 shares of Class A in the amount of $33,375.

(4) For the period ended April 30, 2006, includes automatic conversion of 104,476 shares of Class B shares in the amount of $1,934,415 to 103,762 shares of Class A in the amount of $1,934,415.

(5) For the year ended October 31, 2005, includes automatic conversion of 116,265 shares of Class B shares in the amount of $1,997,291 to 115,444 shares of Class A in the amount of $1,997,291.

(6) For the period ended April 30, 2006, includes automatic conversion of 428 shares of Class C shares in the amount of $7,957 to 425 shares of Class A in the amount of $7,957.


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
                                                                FOCUSED BALANCED STRATEGY
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------------
                          SHARES        AMOUNT       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  -------------  ----------  ------------    --------  ------------    ----------  ------------
Shares sold(1)(2)(3)    1,091,209   $ 18,060,804    2,488,486  $ 39,889,217     590,973  $  9,722,857     1,090,645  $ 17,440,269
Reinvested dividends      433,650      6,979,439      208,685     3,366,399     315,962     5,075,017       131,274     2,113,990
Shares redeemed(1)(2)  (1,512,558)   (25,034,626)  (2,340,740)  (37,639,044)   (841,833)  (13,930,265)   (1,241,911)  (19,945,510)
                       ----------   ------------   ----------  ------------    --------  ------------    ----------  ------------
Net increase
   (decrease)              12,301   $      5,617      356,431  $  5,616,572      65,102  $    867,609       (19,992) $   (391,251)
                       ==========   ============   ==========  ============    ========  ============    ==========  ============

                                              CLASS C                                  CLASS I                    CLASS I
                       ----------------------------------------------------  --------------------------  -----------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  -----------------------
                          SHARES        AMOUNT       SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                       -----------  -------------  ----------  ------------    --------  ------------    ----------  -----------
Shares sold             1,622,629   $ 26,750,868    3,247,137  $ 51,990,151      77,665  $ 1,283,708      374,099    $ 5,976,836
Reinvested dividends      510,264      8,206,147      205,026     3,305,845      34,188      549,673       25,987        418,094
Shares redeemed(3)     (1,681,297)   (27,778,240)  (3,371,867)  (54,050,382)   (561,434)  (9,409,025)    (352,575)    (5,644,670)
                       ----------   ------------   ----------  ------------    --------  -----------     --------    -----------
Net increase
   (decrease)             451,596   $  7,178,775       80,296  $  1,245,614    (449,581) $(7,575,644)      47,511    $   750,260
                       ==========   ============   ==========  ============    ========  ===========     ========    ===========

                                                        FOCUSED FIXED INCOME AND EQUITY STRATEGY
                       ---------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ---------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  -----------------------
                          SHARES        AMOUNT       SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                         --------   ------------   ----------  ------------    --------  ------------    ----------  -----------
Shares sold(4)(5)         247,652   $ 3,484,242       574,394  $  8,082,040      83,521  $  1,173,885     277,142    $ 3,881,409
Reinvested dividends       80,472     1,114,897        68,848       967,156      43,705       604,946      34,336        482,240
Shares redeemed(4)(5)    (658,237)   (9,243,956)   (1,354,334)  (19,146,453)   (149,802)   (2,106,330)   (312,168)    (4,390,107)
                         --------   -----------    ----------  ------------    --------  ------------    --------    -----------
Net increase
   (decrease)            (330,113)  $(4,644,817)     (711,092) $(10,097,257)    (22,576) $   (327,499)       (690)   $   (26,458)
                         ========   ===========    ==========  ============    ========  ============    ========    ===========

                                              CLASS C                                            CLASS I
                       ----------------------------------------------------  ----------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)   OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------
                          SHARES       AMOUNT        SHARES       AMOUNT          SHARES  AMOUNT           SHARES   AMOUNT
                         --------   ------------   ----------  ------------       ------  ------           ------  -------
Shares sold               225,729   $ 3,169,883       641,661  $  9,005,687          1    $   12              65   $   916
Reinvested dividends       64,609       894,254        64,195       901,548        418     5,791             364     5,120
Shares redeemed          (413,097)   (5,806,193)   (1,145,298)  (16,106,751)       (68)     (986)             --        --
                         --------   -----------    ----------  ------------        ---    ------             ---   -------
Net increase
   (decrease)            (122,759)  $(1,742,056)     (439,442) $ (6,199,516)       351    $4,817             429   $ 6,036
                         ========   ===========    ==========  ============        ===    ======             ===   =======

(1) For the period ended April 30, 2006, includes automatic conversion of 95,624 shares of Class B shares in the amount of $1,589,374 to 95,419 shares of Class A in the amount of $1,589,374.

(2) For the year ended October 31, 2005, includes automatic conversion of 100,970 shares of Class B shares in the amount of $1,625,406 to 100,757 shares of Class A in the amount of $1,625,406.

(3) For the period ended April 30, 2006, includes automatic conversion of 1,660 shares of Class C shares in the amount of $28,069 to 1,659 shares of Class A in the amount of $28,069.

(4) For the period ended April 30, 2006, includes automatic conversion of 8,498 shares of Class B shares in the amount of $120,245 to 8,480 shares of Class A in the amount of $120,245.

(5) For the year ended October 31, 2005, includes automatic conversion of 20,065 shares of Class B shares in the amount of $280,948 to 20,046 shares of Class A in the amount of $280,948.


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
                                                           FOCUSED FIXED INCOME STRATEGY
                       ----------------------------------------------------------------------------------------------------
                                            CLASS A                                            CLASS B
                       -------------------------------------------------  -------------------------------------------------
                        FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED    FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005    APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                       --------------------------  ---------------------  --------------------------  ---------------------
                           SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT        SHARES      AMOUNT
                          --------  -----------    --------  -----------    --------  -----------     --------  -----------
Shares sold(1)(2)(3)        50,043  $   639,166     372,308  $ 4,814,432      34,751  $   445,032      120,545  $ 1,553,275
Reinvested dividends        17,573      223,856      29,930      386,351       9,409      119,780       17,080      220,364
Shares redeemed(1)(2)     (238,018)  (3,042,881)   (292,321)  (3,796,930)   (153,513)  (1,959,965)    (179,363)  (2,317,521)
                          --------  -----------    --------  -----------    --------  -----------     --------  -----------
Net increase
   (decrease)             (170,402) $(2,179,859)    109,917  $ 1,403,853    (109,353) $(1,395,153)     (41,738) $  (543,882)
                          ========  ===========    ========  ===========    ========  ===========     ========  ===========

                                             CLASS C
                       --------------------------------------------------
                        FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                       --------------------------  ----------------------
                          SHARES      AMOUNT        SHARES      AMOUNT
                         --------  -----------     --------  ------------
Shares sold                74,617  $   951,059      361,619  $  4,656,162
Reinvested dividends       18,519      235,726       45,512       587,024
Shares redeemed(3)       (418,542)  (5,337,529)    (898,074)  (11,598,834)
                         --------  -----------     --------  ------------
Net increase
   (decrease)            (325,406) $(4,150,744)    (490,943) $ (6,355,648)
                         ========  ===========     ========  ============

                                                         FOCUSED LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------------------------
                                           CLASS A                                                CLASS B
                   ------------------------------------------------------  -----------------------------------------------------
                    FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED       FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                   APRIL 30, 2006 (UNAUDITED)       OCTOBER 31, 2005       APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                   --------------------------  --------------------------  --------------------------  --------- ---------------
                      SHARES       AMOUNT         SHARES        AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                    ----------  ------------   -----------  -------------   ----------  ------------   ----------  -------------
Shares
   sold(4)(5)(6)(7)  5,542,650  $105,057,070     6,315,550  $ 108,410,133      445,419  $  8,079,914      825,215  $  13,498,330
Reinvested
   dividends                --            --            --             --           --            --           --             --
Shares
   redeemed(4)(5)   (4,562,823)  (86,665,348)  (11,029,999)  (189,815,501)  (3,681,853)  (66,567,719)  (8,662,176)  (142,401,553)
                    ----------  ------------   -----------  -------------   ----------  ------------   ----------  -------------
Net increase
   (decrease)          979,827  $ 18,391,722    (4,714,449) $ (81,405,368)  (3,236,434) $(58,487,805)  (7,836,961) $(128,903,223)
                    ==========  ============   ===========  =============   ==========  ============   ==========  =============

                                               CLASS C                                               CLASS Z
                       ------------------------------------------------------  --------------------------------------------------
                        FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED       FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)       OCTOBER 31, 2005       APRIL 30, 2006 (UNAUDITED)       OCTOBER 31, 2005
                       --------------------------  --------------------------  --------------------------  ----------------------
                          SHARES       AMOUNT         SHARES        AMOUNT        SHARES      AMOUNT        SHARES      AMOUNT
                        ----------  ------------   -----------  -------------    --------  -----------     --------  ------------
Shares sold                884,291  $ 16,001,568     1,774,591  $  29,115,334     273,954  $ 5,367,641      607,478  $ 10,752,924
Reinvested dividends            --            --            --             --          --           --           --            --
Shares redeemed(6)(7)   (3,046,167)  (55,027,439)  (10,524,366)  (172,701,231)   (257,423)  (5,041,101)    (834,364)  (14,681,571)
                        ----------  ------------   -----------  -------------    --------  -----------     --------  ------------
Net increase
  (decrease)            (2,161,876) $(39,025,871)   (8,749,775) $(143,585,897)     16,531  $   326,540     (226,886) $ (3,928,647)
                        ==========  ============   ===========  =============    ========  ===========     ========  ============

(1) For the period ended April 30, 2006, includes automatic conversion of 3,545 shares of Class B shares in the amount of $45,522 to 3,542 Shares of Class A in the amount of $45,522.

(2) For the year ended October 31, 2005, includes automatic conversion of 9,997 shares of Class B shares in the amount of $128,576 to 9,985 shares of Class A in the amount of $128,576.

(3) For the period ended April 30, 2006, includes automatic conversion of 144 shares of Class C shares in the amount of $1,847 to 144 shares of Class A in the amount of $1,847.

(4) For the period ended April 30, 2006, includes automatic conversion of 1,151,974 shares of Class B shares in the amount of $20,884,936 to 1,094,360 shares of Class A in the amount of $20,884,936.

(5) For the year ended October 31, 2005, includes automatic conversion of 1,439,751 shares of Class B shares in the amount of $24,009,294 to 1,379,926 shares of Class A in the amount of $24,009,294.

(6) For the period ended April 30, 2006, includes automatic conversion of 2,419 shares of Class C shares in the amount of $44,114 to 2,301 shares of Class A in the amount of $44,114.

(7) For the year ended October 31, 2005, includes automatic conversion of 274 shares of Class C shares in the amount of $4,614 to 261 shares of Class A in the amount of $4,614.


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
                                                           FOCUSED MULTI-CAP GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                        ----------  ------------   ----------  ------------    --------  ------------    ----------  ------------
Shares sold(1)(2)        1,642,593  $ 38,887,407    4,391,455  $ 91,211,890     398,072  $  8,816,887       730,649  $ 14,138,638
Reinvested dividends            --            --           --            --          --            --            --            --
Shares redeemed(1)(2)   (1,101,747)  (26,267,909)  (2,857,099)  (60,042,699)   (820,628)  (18,242,744)   (2,306,805)  (44,471,042)
                        ----------  ------------   ----------  ------------    --------  ------------    ----------  ------------
Net increase
   (decrease)              540,846  $ 12,619,498    1,534,356  $ 31,169,191    (422,556) $ (9,425,857)   (1,576,156) $(30,332,404)
                        ==========  ============   ==========  ============    ========  ============    ==========  ============

                                             CLASS C                                           CLASS X+
                       --------------------------------------------------  ------------------------------------------------
                        FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005     APRIL 30, 2006 (UNAUDITED)    OCTOBER 31, 2005
                       --------------------------  ----------------------  --------------------------  --------------------
                          SHARES       AMOUNT        SHARES    AMOUNT            SHARES  AMOUNT         SHARES     AMOUNT
                        ----------  ------------   --------  ------------        ------  ------        -------  -----------
Shares sold               510,383   $11,266,850     779,939  $ 15,176,816           --     $--          10,135  $   202,585
Reinvested dividends           --            --          --            --           --      --              --           --
Shares redeemed          (309,403)   (6,870,906)   (756,892)  (14,581,261)          --      --         (58,551)  (1,279,482)
                         --------   -----------    --------  ------------          ---     ---         -------  -----------
Net increase
   (decrease)             200,980   $ 4,395,944      23,047  $    595,555           --     $--         (48,416) $(1,076,897)
                         ========   ===========    ========  ============          ===     ===         =======  ===========

                                                          FOCUSED MID-CAP GROWTH PORTFOLIO+
                       -------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS B
                       ----------------------------------------------------------  -------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                                               AUGUST 3, 2005@
                        FOR THE SIX MONTHS ENDED   FOR THE PERIOD AUGUST 3, 2005@   FOR THE SIX MONTHS ENDED   THROUGH OCTOBER
                       APRIL 30, 2006 (UNAUDITED)     THROUGH OCTOBER 31, 2005     APRIL 30, 2006 (UNAUDITED)      31, 2005
                       --------------------------  ------------------------------  --------------------------  ---------------
                          SHARES      AMOUNT            SHARES      AMOUNT              SHARES   AMOUNT        SHARES   AMOUNT
                        ---------  ------------       ---------  ------------           ------  --------       ------  -------
Shares sold(3)          2,895,620  $ 38,075,065       2,933,140  $ 36,522,892           46,162  $653,799       4,581   $56,224
Reinvested dividends        4,560        60,835              --            --               --        --          --        --
Shares redeemed(3)       (718,414)  (10,149,472)           (636)       (7,636)          (3,483)  (49,831)         (6)      (71)
                        ---------  ------------       ---------  ------------           ------  --------       -----   -------
Net increase
   (decrease)           2,181,766  $ 27,986,428       2,932,504  $ 36,515,256           42,679  $603,968       4,575   $56,153
                        ========-  ============       ========-  ============           ======  ========       =====   =======

                                                 CLASS C                                             CLASS I
                       ----------------------------------------------------------  -------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                                               AUGUST 3, 2005@
                        FOR THE SIX MONTHS ENDED   FOR THE PERIOD AUGUST 3, 2005@   FOR THE SIX MONTHS ENDED   THROUGH OCTOBER
                       APRIL 30, 2006 (UNAUDITED)     THROUGH OCTOBER 31, 2005     APRIL 30, 2006 (UNAUDITED)      31, 2005
                       --------------------------  ------------------------------  --------------------------  ---------------
                           SHARES    AMOUNT               SHARES   AMOUNT                SHARES  AMOUNT        SHARES   AMOUNT
                        ---------  ------------           ------  --------               ------  ------        ------  -------
Shares sold               255,819  $3,561,207              8,585  $105,387                  --     $--         2,005   $25,050
Reinvested dividends           --          --                 --        --                   3      46            --        --
Shares redeemed            (5,231)    (75,018)                --        --                  --      --            --        --
                          -------  ----------              -----  --------                 ---     ---         -----   -------
Net increase
   (decrease)             250,588  $3,486,189              8,585  $105,387                   3     $46         2,005   $25,050
                          ======-  ==========              =====  ========                 ===     ===         =====   =======

(1) For the period ended April 30, 2006, includes automatic conversion of 391,030 shares of Class B shares in the amount of $8,707,033 to 364,755 shares of Class A in the amount of $8,707,033.

(2) For the year ended October 31, 2005, includes automatic conversion of 1,228,546 shares of Class B shares in the amount of $23,743,638 to 1,151,648 shares of Class A in the amount of $23,743,638.

(3) For the period ended April 30, 2006, includes automatic conversion of 895 shares of Class B shares in the amount of $12,747 to 893 shares of Class A in the amount of $12,747.

+    See Note 1

@    Commencement of operations.

[AIG SunAmerica Mutual Funds LOGO]

                                                         FOCUSED SMALL-CAP GROWTH PORTFOLIO+
                       -------------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                       ----------------------------------------------------  -------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                       --------------------------  ------------------------  -------------------------------------------------
                         SHARES        AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT        SHARES      AMOUNT
                       ----------  --------------  ----------  ------------    --------  -----------     --------  -----------
Shares
   sold(1)(2)(3)(4)     1,130,338   $ 21,789,231    3,113,488  $ 54,753,237     166,351  $ 2,985,974      414,300  $ 6,891,610
Reinvested dividends    1,042,934     18,991,831           --            --     182,256    3,118,396           --           --
Shares redeemed(1)(2)  (3,843,445)   (70,533,643)  (3,739,031)  (68,948,924)   (279,824)  (5,053,676)    (554,604)  (9,292,945)
                       ----------   ------------   ----------  ------------    --------  -----------     --------  -----------
Net increase
   (decrease)          (1,670,173)  $(29,752,581)    (625,543) $(14,195,687)     68,783  $ 1,050,694     (140,304) $(2,401,335)
                       ==========   ============   ==========  ============    ========  ===========     ========  ===========

                                              CLASS C                                             CLASS I
                       ----------------------------------------------------  -------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ---------------------
                          SHARES      AMOUNT         SHARES       AMOUNT         SHARES    AMOUNT         SHARES      AMOUNT
                         --------  ------------    ----------  ------------     -------  ----------      --------  -----------
Shares sold               506,424  $  9,074,977     1,107,715  $ 18,596,713     107,380  $2,083,672       118,506  $ 2,113,294
Reinvested dividends      353,501     6,027,198            --            --      39,371     726,791            --           --
Shares redeemed(3)(4)    (707,044)  (12,744,317)   (1,160,843)  (19,322,473)    (52,285)   (990,075)     (152,936)  (2,793,475)
                         --------  ------------    ----------  ------------     -------  ----------      --------  -----------
Net increase
   (decrease)             152,881  $  2,357,858       (53,128) $   (725,760)     94,466  $1,820,388       (34,430) $  (680,181)
                         ========  ============    ==========  ============     =======  ==========      ========  ===========

                                                            FOCUSED LARGE-CAP VALUE PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                        ----------  ------------   ----------  ------------    --------  -----------     ----------  ------------
Shares
   sold(5)(6)(7)(8)      3,230,805  $ 54,130,735    3,458,900  $ 54,367,581     166,869  $ 2,718,674        323,786  $  4,921,700
Reinvested dividends     1,192,798    19,895,870      216,051     3,355,273      88,496    1,415,051         17,885       267,896
Shares redeemed(5)(6)   (1,815,721)  (31,042,980)  (2,631,379)  (41,656,751)   (465,608)  (7,627,100)    (1,204,203)  (18,298,087)
                        ----------  ------------   ----------  ------------    --------  -----------     ----------  ------------
Net increase
   (decrease)            2,607,882  $ 42,983,625    1,043,572  $ 16,066,103    (210,243) $(3,493,375)      (862,532) $(13,108,491)
                        ==========  ============   ==========  ============    ========  ===========     ==========  ============

                                              CLASS C
                       ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------
                          SHARES      AMOUNT         SHARES       AMOUNT
                         --------  -----------     ----------  ------------
Shares sold               238,153  $ 3,890,269        553,111  $  8,403,871
Reinvested dividends      180,903    2,896,262         31,151       467,318
Shares redeemed(7)(8)    (606,343)  (9,913,408)    (1,412,362)  (21,538,235)
                         --------  -----------     ----------  ------------
Net increase
   (decrease)            (187,287) $(3,126,877)      (828,100) $(12,667,046)
                         ========  ===========     ==========  ============

(1) For the period ended April 30, 2006, includes automatic conversion of 31,795 shares of Class B shares in the amount of $571,897 to 29,848 shares of Class A in the amount of $571,897.

(2) For the year ended October 31, 2005, includes automatic conversion of 68,791 shares of Class B shares in the amount of $1,153,091 to 65,129 shares of Class A in the amount of $1,153,091.

(3) For the period ended April 30, 2006, includes automatic conversion of 1,828 shares of Class C shares in the amount of $31,805 to 1,709 shares of Class A in the amount of $31,805.

(4) For the year ended October 31, 2005, includes automatic conversion of 338 shares of Class C shares in the amount of $5,714 to 318 shares of Class A in the amount of $5,714.

(5) For the period ended April 30, 2006, includes automatic conversion of 110,805 shares of Class B shares in the amount of $1,825,667 to 106,075 shares of Class A in the amount of $1,825,667.

(6) For the year ended October 31, 2005, includes automatic conversion of 477,864 shares of Class B shares in the amount of $7,245,628 to 459,768 shares of Class A in the amount of $7,245,628.

(7) For the year ended October 31, 2005, includes automatic conversion of 308 shares of Class C in the amount of $4,841 to 296 shares of Class A in the amount of $4,841.

(8) For the period ended April 30, 2006, includes automatic conversion of 378 shares of Class C shares in the amount of $6,363 to 362 shares of Class A in the amount of $6,363.

+    See Note 1

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                            FOCUSED MULTI-CAP VALUE PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------------
                          SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                        ----------  ------------   ----------  ------------   ----------  ------------   ----------  ------------
Shares sold(1)(2)          889,919  $ 18,838,288    2,689,928  $ 56,092,209      214,207  $  4,328,874    1,542,381  $ 31,106,615
Reinvested dividends       827,022    16,937,422           --            --      600,984    11,875,453           --            --
Shares redeemed(1)(2)   (1,236,947)  (25,996,231)  (2,861,198)  (59,425,645)  (1,358,216)  (27,638,467)  (3,030,823)  (61,476,751)
                        ----------  ------------   ----------  ------------   ----------  ------------   ----------  ------------
Net increase
   (decrease)              479,994  $  9,779,479     (171,270) $ (3,333,436)    (543,025) $(11,434,140)  (1,488,442) $(30,370,136)
                        ==========  ============   ==========  ============   ==========  ============   ==========  ============

                                              CLASS C
                       ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       ----------------------------------------------------
                          SHARES        AMOUNT       SHARES       AMOUNT
                       -----------  -------------  ----------  ------------
Shares sold               258,290   $  5,212,514      680,800  $ 13,824,210
Reinvested dividends      693,374     13,687,197           --            --
Shares redeemed        (1,300,320)   (26,370,805)  (2,668,903)  (54,146,357)
                       ----------   ------------   ----------  ------------
Net increase
   (decrease)            (348,656)  $ (7,471,094)  (1,988,103) $(40,322,147)
                       ==========   ============   ==========  ============

                                                           FOCUSED MID-CAP VALUE PORTFOLIO+
                       --------------------------------------------------------------------------------------------------------
                                                 CLASS A                                              CLASS B
                       ----------------------------------------------------------  --------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                                                AUGUST 3, 2005@
                        FOR THE SIX MONTHS ENDED   FOR THE PERIOD AUGUST 3, 2005@   FOR THE SIX MONTHS ENDED    THROUGH OCTOBER
                       APRIL 30, 2006 (UNAUDITED)     THROUGH OCTOBER 31, 2005     APRIL 30, 2006 (UNAUDITED)      31, 2005
                       --------------------------  ------------------------------  --------------------------  ----------------
                          SHARES      AMOUNT             SHARES      AMOUNT             SHARES   AMOUNT        SHARES   AMOUNT
                        ---------  ------------        ---------  -----------           ------  --------       ------  --------
Shares sold(3)          2,799,502  $ 36,868,282        2,935,717  $36,636,761           55,754  $773,543        9,841  $122,859
Reinvested dividends       28,950       381,846               --           --               75       987           --        --
Shares redeemed(3)       (721,744)  (10,242,282)            (650)      (7,912)          (2,293)  (32,446)      (1,276)  (15,844)
                        ---------  ------------        ---------  -----------           ------  --------       ------  --------
Net increase
   (decrease)           2,106,708  $ 27,007,846        2,935,067  $36,628,849           53,536  $742,084        8,565  $107,015
                        =========  ============        =========  ===========           ======  ========       ======  ========

                                                 CLASS C                                             CLASS I
                       ----------------------------------------------------------  -------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                                               AUGUST 3, 2005@
                        FOR THE SIX MONTHS ENDED   FOR THE PERIOD AUGUST 3, 2005@   FOR THE SIX MONTHS ENDED   THROUGH OCTOBER
                       APRIL 30, 2006 (UNAUDITED)     THROUGH OCTOBER 31, 2005     APRIL 30, 2006 (UNAUDITED)      31, 2005
                       --------------------------  ------------------------------  --------------------------  ---------------
                           SHARES    AMOUNT               SHARES   AMOUNT                SHARES  AMOUNT        SHARES   AMOUNT
                          -------  ----------             ------  --------               ------  ------        ------  -------
Shares sold               153,771  $2,110,331             36,534  $451,193                 --     $ --          2,005  $25,050
Reinvested dividends          367       4,839                 --        --                 18      242             --       --
Shares redeemed           (22,092)   (301,191)                --        --                 --       --             --       --
                          -------  ----------             ------  --------                ---     ----          -----  -------
Net increase
   (decrease)             132,046  $1,813,979             36,534  $451,193                 18     $242          2,005  $25,050
                          =======  ==========             ======  ========                ===     ====          =====  =======

(1) For the period ended April 30, 2006, includes automatic conversion of 153,619 shares of Class B shares in the amount of $3,152,758 to 148,079 shares of Class A in the amount of $3,152,758.

(2) For the year ended October 31, 2005, includes automatic conversion of 177,482 shares of Class B shares in the amount of $3,621,729 to 172,299 shares of Class A in the amount of $3,621,729.

(3) For the period ended April 30, 2006, includes automatic conversion of 53 shares of Class B shares in the amount of $764 to 53 shares of Class A in the amount of $764.

+    See Note 1

@    Commencement of operations.

[AIG SunAmerica Mutual Funds LOGO]

                                                            FOCUSED SMALL-CAP VALUE PORTFOLIO+
                       -----------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       -----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)       OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  -------------------------  --------------------------  ------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                       ----------  --------------  ----------  -------------    --------  ------------    ----------  ------------
Shares sold(1)(2)(3)    1,216,862  $  23,269,622    3,906,810  $  82,755,730     176,218  $  3,119,045       627,252  $ 12,595,580
Reinvested dividends    3,002,075     54,337,498    1,736,866     36,161,549     630,635    10,575,754       385,879     7,597,968
Shares redeemed(1)(2)  (7,408,083)  (135,792,252)  (5,929,932)  (125,650,015)   (839,178)  (14,961,898)   (1,389,899)  (27,652,087)
                       ----------  -------------   ----------  -------------    --------  ------------    ----------  ------------
Net increase
   (decrease)          (3,189,146) $ (58,185,132)    (286,256) $  (6,732,736)    (32,325) $ (1,267,099)     (376,768) $ (7,458,539)
                       ==========  =============   ==========  =============    ========  ============    ==========  ============

                                              CLASS C
                       -----------------------------------------------------
                        FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)       OCTOBER 31, 2005
                       --------------------------  -------------------------
                          SHARES       AMOUNT        SHARES        AMOUNT
                        ----------  -------------  ----------  -------------
Shares sold                464,917  $  8,185,576    1,434,605  $ 28,910,221
Reinvested dividends     1,106,093    18,593,424      588,690    11,614,851
Shares redeemed(3)      (1,353,990)  (24,008,105)  (1,625,978)  (32,357,866)
                        ----------  ------------   ----------  ------------
Net increase
   (decrease)              217,020  $  2,770,895      397,317  $  8,167,206
                        ==========  ============   ==========  ============

                                                           FOCUSED GROWTH AND INCOME PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                        ----------  ------------   ----------  ------------    --------  ------------    ----------  ------------
Shares sold(4)(5)(6)       669,136  $ 11,889,222    1,915,401  $ 31,166,288     117,463  $  1,985,328       320,301  $  4,954,083
Reinvested dividends        54,373       960,225           --            --          --            --            --            --
Shares redeemed(4)(5)   (1,174,783)  (20,810,033)  (2,549,667)  (41,635,062)   (678,539)  (11,434,575)   (1,773,742)  (27,554,130)
                        ----------  ------------   ----------  ------------    --------  ------------    ----------  ------------
Net increase
   (decrease)             (451,274) $ (7,960,586)    (634,266) $(10,468,774)   (561,076) $ (9,449,247)   (1,453,441) $(22,600,047)
                        ==========  ============   ==========  ============    ========  ============    ==========  ============

                                              CLASS C                                              CLASS X+
                       ----------------------------------------------------  ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  ------------------------
                          SHARES        AMOUNT       SHARES       AMOUNT           SHARES  AMOUNT          SHARES       AMOUNT
                        ----------  ------------   ----------  ------------        ------  ------        ----------  ------------
Shares sold                125,610  $  2,115,384      477,531  $  7,375,949           --     $--            233,016  $  3,794,699
Reinvested dividends            --            --           --            --           --      --                 --            --
Shares redeemed(6)      (1,115,286)  (18,730,079)  (3,058,816)  (47,458,661)          --      --         (2,630,413)  (42,661,599)
                        ----------  ------------   ----------  ------------          ---     ---         ----------  ------------
Net increase
   (decrease)             (989,676) $(16,614,695)  (2,581,285) $(40,082,712)          --     $--         (2,397,397) $(38,866,900)
                        ==========  ============   ==========  ============          ===     ===         ==========  ============

(1) For the period ended April 30, 2006, includes automatic conversion of 214,491 shares of Class B shares in the amount of $3,854,971 to 199,226 shares of Class A in the amount of $3,854,971.

(2) For the year ended October 31, 2005, includes automatic conversion of 587,229 shares of Class B shares in the amount of $11,657,883 to 554,304 shares of Class A in the amount of $11,657,883.

(3) For the period ended April 30, 2006, includes automatic conversion of 448 shares of Class C shares in the amount of $7,574 to 416 shares of Class A in the amount of $7,574.

(4) For the period ended April 30, 2006, includes automatic conversion of 119,123 shares of Class B shares in the amount of $2,029,487 to 113,247 shares of Class A in the amount of $2,029,487.

(5) For the year ended October 31, 2005, includes automatic conversion of 361,952 shares of Class B shares in the amount of $5,615,005 to 344,231 shares of Class A in the amount of $5,615,005.

(6) For the period ended April 30, 2006, includes automatic conversion of 318 shares of Class C shares in the amount of $5,363 to 303 shares of Class A in the amount of $5,363.

+    See Note 1

                                              [AIG SunAmerica Mutual Funds LOGO]

                                                       FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
                                             CLASS A                                             CLASS B
                       ---------------------------------------------------  -------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005     APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                       --------------------------  -----------------------  --------------------------  ---------------------
                          SHARES      AMOUNT         SHARES      AMOUNT         SHARES     AMOUNT        SHARES      AMOUNT
                        ---------  ------------    ---------  ------------     -------  -----------     --------  -----------
Shares sold(1)(2)(3)    3,245,623  $ 63,799,508    1,579,241  $ 27,448,607     173,943  $ 3,302,812      264,224  $ 4,500,256
Reinvested dividends      894,047    16,462,013      444,320     7,513,444      51,715      933,132       25,028      415,709
Shares
redeemed(1)(2)(4)        (749,311)  (14,240,593)    (958,253)  (17,007,949)    (85,808)  (1,627,492)    (210,437)  (3,627,796)
                        ---------  ------------    ---------  ------------     -------  -----------     --------  -----------
Net increase
   (decrease)           3,390,359  $ 66,020,928    1,065,308  $ 17,954,102     139,850  $ 2,608,452       78,815  $ 1,288,169
                        =========  ============    =========  ============     =======  ===========     ========  ===========

                                             CLASS C
                       ---------------------------------------------------
                        FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)   OCTOBER 31, 2005
                       --------------------------  -----------------------
                          SHARES       AMOUNT        SHARES      AMOUNT
                         --------   -----------    ---------  ------------
Shares sold               270,812   $ 5,129,493     464,419   $ 7,882,911
Reinvested dividends      132,410     2,385,174      68,686     1,138,817
Shares redeemed(3)(4)    (225,091)   (4,263,838)   (395,327)   (6,773,239)
                         --------   -----------    --------   -----------
Net increase
   (decrease)             178,131   $ 3,250,829     137,778   $ 2,248,489
                         ========   ===========    ========   ===========

                                                              FOCUSED TECHNOLOGY PORTFOLIO
                       ---------------------------------------------------------------------------------------------------------
                                              CLASS A                                              CLASS B
                       ----------------------------------------------------  ---------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)     OCTOBER 31, 2005
                       --------------------------  ------------------------  --------------------------  -----------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                        ----------  ------------   ----------  ------------    --------  -----------     ----------  -----------
Shares sold(5)(6)        1,917,619  $ 12,832,805    3,449,862  $ 19,891,628     202,787  $ 1,313,757        530,679  $ 2,914,226
Reinvested dividends            --            --           --            --          --           --             --           --
Shares redeemed(5)(6)   (2,461,289)  (16,322,455)  (2,806,694)  (15,825,844)   (409,467)  (2,649,424)    (1,308,557)  (7,169,325)
                        ----------  ------------   ----------  ------------    --------  -----------     ----------  -----------
Net increase
   (decrease)             (543,670) $ (3,489,650)     643,168  $  4,065,784    (206,680) $(1,335,667)      (777,878) $(4,255,099)
                        ==========  ============   ==========  ============    ========  ===========     ==========  ===========

                                              CLASS C
                       ----------------------------------------------------
                        FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                       APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                       --------------------------  ------------------------
                          SHARES      AMOUNT         SHARES       AMOUNT
                         --------  -----------     ----------  ------------
Shares sold               636,107  $ 4,127,696        978,179  $ 5,331,849
Reinvested dividends           --           --             --           --
Shares redeemed          (605,824)  (3,922,635)    (1,711,831)  (9,307,696)
                         --------  -----------     ----------  -----------
Net increase
   (decrease)              30,283  $   205,061       (733,652) $(3,975,847)
                         ========  ===========     ==========  ===========

(1) For the period ended April 30, 2006, includes automatic conversion of 11,618 shares of Class B shares in the amount of $223,283 to 11,369 shares of Class A in the amount of $223,283.

(2) For the year ended October 31, 2005, includes automatic conversion of 38,545 shares of Class B shares in the amount of $668,367 to 37,749 shares of Class A in the amount of $668,367.

(3) For the period ended April 30, 2006, includes automatic conversion of 38,104 shares of Class C shares in the amount of $515,141 to 35,859 shares of Class A in the amount of $515,141.

(4) For the year ended October 31, 2005 net of redemption fees of $19,620, $1,260 and $3,406 for Class A, Class B and Class C shares , respectively.

(5) For the period ended April 30, 2006, includes automatic conversion of 42,423 shares of Class B shares in the amount of $275,146 to 40,992 shares of Class A in the amount of $275,146.

(6) For the year ended October 31, 2005, includes automatic conversion of 65,071 shares of Class B shares in the amount of $356,027 to 63,130 shares of Class A in the amount of $356,027.


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
                                                             FOCUSED DIVIDEND STRATEGY PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                                CLASS A                                               CLASS B
                         ----------------------------------------------------  ----------------------------------------------------
                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED      FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                         APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005      APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                         --------------------------  ------------------------  --------------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                          ----------  ------------   ----------  ------------    --------  ------------    ----------  ------------
Shares sold(1)(2)(3)(4)      802,641  $ 11,235,338    1,468,992  $ 18,653,168     144,445  $  2,009,395       453,286  $  5,767,910
Reinvested dividends          16,760       221,573       65,188       825,159       9,694       127,764        39,906       503,876
Shares redeemed(1)(2)     (1,094,612)  (14,754,191)  (2,394,411)  (30,195,352)   (785,647)  (10,636,025)   (1,443,097)  (18,101,898)
                          ----------  ------------   ----------  ------------    --------  ------------    ----------  ------------
Net increase
   (decrease)               (275,211) $ (3,297,280)    (860,231) $(10,717,025)   (631,508) $ (8,498,866)     (949,905) $(11,830,112)
                          ==========  ============   ==========  ============    ========  ============    ==========  ============

                                                CLASS C
                         ----------------------------------------------------
                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                         APRIL 30, 2006 (UNAUDITED)      OCTOBER 31, 2005
                         --------------------------  ------------------------
                            SHARES      AMOUNT         SHARES       AMOUNT
                           --------  ------------    ----------  ------------
Shares sold                 256,118  $  3,513,516     1,005,386  $ 12,765,060
Reinvested dividends         17,796       234,558        64,541       814,359
Shares redeemed(3)(4)      (973,961)  (13,172,891)   (2,156,174)  (27,084,855)
                           --------  ------------    ----------  ------------
Net increase
   (decrease)              (700,047) $ (9,424,817)   (1,086,247) $(13,505,436)
                           ========  ============    ==========  ============

(1) For the period ended April 30, 2006, includes automatic conversion of 270,680 shares of Class B shares in the amount of $3,709,272 to 269,567 shares of Class A in the amount of $3,709,272.

(2) For the year ended October 31, 2005, includes automatic conversion of 326,350 shares of Class B shares in the amount of $4,040,221 to 325,044 shares of Class A in the amount of $4,040,221.

(3) For the period ended April 30, 2006, includes automatic conversion of 828 shares of Class C shares in the amount of $11,326 to 825 shares of Class A in the amount of $11,326.

(4) For the year ended October 31, 2005, includes automatic conversion of 509 shares of Class C shares in the amount of $6,187 to 507 shares of Class A in the amount of $6,187.

NOTE 9. DIRECTORS' RETIREMENT PLAN

The Directors of the SunAmerica Focused Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.


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The following amounts for the Retirement Plan Liabilities are included in the
Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                           RETIREMENT PLAN   RETIREMENT PLAN   RETIREMENT PLAN
PORTFOLIO                                     LIABILITY          EXPENSE           PAYMENTS
----------------------------------------   ---------------   ---------------   ---------------
                                                           AS OF APRIL 30, 2006
                                           ---------------------------------------------------
Focused Equity Strategy                        $ 13,254          $  3,826          $    195
Focused Multi-Asset Strategy                     13,775             4,428               193
Focused Balanced Strategy                        12,691             3,043               200
Focused Fixed Income and Equity Strategy          2,279               481                37
Focused Fixed Income Strategy                       891               195                14
Focused Large-Cap Growth                        165,521            10,334             4,013
Focused Multi-Cap Growth                         52,204             2,579             1,567
Focused Mid-Cap Growth                              164               164                --
Focused Small-Cap Growth                         10,848             2,221               176
Focused Large-Cap Value                          21,680             3,387               456
Focused Multi-Cap Value                          50,738             3,749             1,067
Focused Mid-Cap Value                               257               257                --
Focused Small-Cap Value                          24,043             3,108               507
Focused Growth and Income                        29,553             2,323               669
Focused International Equity                      6,848             1,591               111
Focused Technology                                9,236               677               224
Focused Dividend Strategy                        15,646             1,294               408

NOTE 10. LINES OF CREDIT

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ending April 30, 2006, the following Portfolios had borrowings:

                                   DAYS      INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
                               OUTSTANDING    CHARGES     UTILIZED         INTEREST
                               -----------   --------   ------------   ----------------
Focused Large-Cap Growth            13        $ 1,763    $  970,082          5.05%
Focused Mid-Cap Growth              23            559       171,670          5.20
Focused Small-Cap Growth            25          1,293       412,873          4.52
Focused Large-Cap Value             68          5,304       577,659          5.03
Focused Multi-Cap Value             19          1,725       683,527          4.79
Focused Mid-Cap Value               18          1,487       570,555          5.22
Focused Small-Cap Value             13          2,938     1,693,199          4.86
Focused Growth and Income           41          2,680       474,711          4.90
Focused International Equity        21          3,423     1,226,540          4.77
Focused Technology                  13            812       440,196          5.16
Focused Dividend Strategy           47         13,717     2,156,996          4.80

At April 30, 2006, there were no borrowings outstanding.


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NOTE 11. INTERFUND LENDING AGREEMENT

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2006, none of the Portfolios participated in the program.

NOTE 12. INVESTMENT CONCENTRATION

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At April 30, 2006, the Focused International Equity Portfolio had approximately 17.3% of its net assets invested in equity securities of companies domiciled in Japan.

NOTE 13. OTHER INFORMATION

On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser and the Distributor announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Portfolios. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an


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Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Portfolios.

NOTE 14. SUBSEQUENT EVENTS

Effective June 1, 2006, Allegiant Asset Management Co. replaced Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company) as one of the SubAdvisers for the Focused Small-Cap Value Portfolio.


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APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AND SUBADVISORY AGREEMENTS --
APRIL 30, 2006 -- (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Directors (the "Board") on November 29th and 30th, 2005, the Board including the Directors that are not interested persons of SunAmerica Focused Series, Inc. (the "Focused Series") (the "Disinterested Directors"), approved new Subadvisory Agreements between Navellier & Associates, Inc. ("Navellier") and Kinetics Asset Management, Inc. ("Kinetics") (each a "Subadviser" and collectively the "Subadvisers") and SAAMCo, with respect to the Focused Large-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio, respectively (the "Portfolios").

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board received materials for its consideration of the following: (1) the nature and quality of the services reasonably anticipated to be provided and the results reasonably anticipated to be achieved by the Subadvisers; (2) the amount and structure of the Subadvisers' fees and comparative fee information for the Portfolios and representative peer groups,
(3) the terms of the Subadvisory Agreements; (4) economies of scale; (5) each Subadviser's compliance history and program; and (6) the Subadvisers' historical investment performance. Experienced counsel that is independent of SAAMCo provided guidance to the Board. These factors, as considered by the Board, are described in more detail below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by each Subadviser. The Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in SAAMCo's opinion, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals. Given that the Portfolios are multi-managed funds, the Board also considered how the proposed Subadviser's style would fit with and complement the other subadvisers to the Portfolios. With respect to administrative services, the Board considered that each Subadviser provides general assistance in marketing and has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the prospectus.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Subadvisers and that there was a reasonable basis on which to conclude that the Subadvisers would be capable of providing the high quality of investment management services expected by the Board.

THE AMOUNT AND STRUCTURE OF THE SUBADVISERS' FEES

The Board, including the Disinterested Directors, received information regarding the reasonableness of the subadvisory fees. The Board compared the subadvisory fee with those of other advisers and considered the indirect costs and benefits of providing such subadvisory services.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper, Inc. ("Lipper"). The reports compared the subadvisory fees paid out by SAAMCo for each of the Portfolios to fees paid by other funds within their peer groups. For both Portfolios, the Board considered that the proposed subadvisory fees to be paid by SAAMCo to the Subadvisers were fair and reasonable as compared to funds within each Portfolio's respective peer group. In a memo prepared by SAAMCo and presented to the Board, SAAMCo stated that the subadvisory fee rates for each Subadviser were negotiated at arms length based on the consideration of a variety of factors, including: the value of the services provided; the competitive environment in which the portfolio is


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marketed; the investment characteristics of the portfolio relative to other similar funds in its category as tracked by Lipper; and fees charged to comparable portfolios.

The Board, including the Disinterested Directors, considered that each Portfolio pays a fee to SAAMCo pursuant to the Investment Advisory and Management Agreement, and that, in turn, SAAMCo, rather than the Portfolios, pays a fee to each Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided by the Subadvisers. The Board also considered that the proposed subadvisory fees were less than the fees paid to the subadvisors that were being terminated. After a full and complete discussion with management, the Board noted that management's process for identifying and selecting subadvisers properly focused on the subadvisers' investment performance and that management does not consider or negotiate fees until after they had identified prospective subadvisers.

On the basis of the information considered, the Board was satisfied with SAAMCo's recommendation that the subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

TERMS OF THE SUBADVISORY AGREEMENT

The Board, including the Disinterested Directors, received a draft of the proposed SubAdvisory Agreements. The Board considered that the Subadvisory Agreements will continue in effect for a period of two years from the date of their execution, unless terminated sooner. The Board further considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirement of the 1940 Act and that the Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Board further considered, that under the terms of the Subadvisory Agreements, no Subadviser is liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties; and SAAMCo may terminate any Subadvisory Agreement with a Subadviser without shareholder approval.

The Board also considered that SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Portfolios with Subadvisers to which it is not "affiliated" as defined under the 1940 Act ("Unaffiliated Advisers") with approval by the Board of Directors, but without obtaining shareholder approval. The Board also considered that subject to Board approval, the exemptive order also permits SAAMCo, to employ new Unaffiliated Advisers or continue the employment of existing Portfolios, change the terms of particular agreements with Unaffiliated Advisers or continue the employment of existing Unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Additionally, the Board considered that shareholders will be notified of any Subadviser changes.

The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

ECONOMIES OF SCALE

The Board considered information about the potential of shareholders to experience economies of scale as the Portfolios grow in size. The Board considered that because SAAMCo, and not the Portfolio, is responsible for paying any fees to Subadvisors, that any breakpoints in the Subadvisory Agreements would not directly benefit the Portfolios' shareholders. The Board also considered that they had previously approved net expense ratios for the Portfolios' which had been considered when the Board approves the Investment Advisory and Management Agreements between SAAMCo and the Portfolios. Under this agreement, SAAMCo will waive and reimburse the Portfolios should


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the total annual fund operating expenses be higher than the net expense ratio.
This would keep shareholders' expenses below a certain level and would provide shareholders with a similar benefit as breakpoints in realizing economies of scale.

COMPLIANCE

The Board considered each Subadviser's Code of Ethics, as well as each Subadviser's compliance and regulatory history, including information concerning their involvement in any regulatory actions or investigations. In addition, the Board considered each Subadviser's compliance staff, which would be responsible for providing compliance functions for the Subadviser.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, received information regarding the investment performance of each Subadviser. The Board specifically considered each Subadviser's historical performance in regards to any similarly managed accounts as compared to the appropriate indices. The Board considered information prepared by AIG SunAmerica, based on information provided by Morningstar, an independent provider of investment company data. The Board further considered that both Subadvisers' performance record had consistently exceeded that of its relevant indices and mutual fund peers.

CONCLUSION

In reaching its decision to approve the new Subadvisory Agreements, the Board did not identify any single factor as being of principal significance, but based its approval on each of the factors considered. Based upon the materials reviewed and the considerations described above, the Board, including the Disinterested Directors, concluded that the terms of the Subadvisory Agreements are reasonable, fair and in the best interest of the Portfolios and their shareholders, and that the subadvisory fee rates are fare and reasonable in light of the usual and customary charges made for services of the same nature and quality.


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SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION -- APRIL 30, 2006 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             NUMBER OF
                                             TERM OF                                         PORTFOLIOS
                            POSITION        OFFICE AND                                        IN FUND             OTHER
         NAME,             HELD WITH        LENGTH OF                                         COMPLEX         DIRECTORSHIPS
      ADDRESS AND          SUNAMERICA          TIME             PRINCIPAL OCCUPATIONS       OVERSEEN BY          HELD BY
    DATE OF BIRTH*          COMPLEX         SERVED(4)            DURING PAST 5 YEARS        DIRECTOR(1)        DIRECTOR(2)
----------------------   -------------   ---------------   ------------------------------   -----------   --------------------
DIRECTORS

Jeffrey S. Burum         Director        2004-present      Founder and CEO of National           42       None
DOB: February 27, 1963                                     Housing Development Corp.
                                                           (January 2000 to present);
                                                           Founder, Owner and Partner of
                                                           Colonies Crossroads, Inc.
                                                           (January 2000 to present);
                                                           Owner and Managing Member of
                                                           Diversified Pacific
                                                           Development Group, LLC (June
                                                           1990 to present).

Dr. Judith L. Craven     Director        2001-present      Retired.                              90       Director, A.G. Belo
DOB: October 6, 1945                                                                                      Corporation (1992 to
                                                                                                          present); Director,
                                                                                                          Sysco Corporation
                                                                                                          (1996 to present);
                                                                                                          Director, Luby's,
                                                                                                          Inc. (1998 to
                                                                                                          present); Director,
                                                                                                          University of Texas
                                                                                                          Board of Regents
                                                                                                          (2001 to present).

William F. Devin         Director        2001-present      Retired.                              90       Member of the Board
DOB: December 30, 1938                                                                                    of Governors, Boston
                                                                                                          Stock Exchange (1985
                                                                                                          to present).

Samuel M. Eisenstat      Chairman of     1986-present      Attorney, solo practitioner.          52       Director, North
DOB: March 7, 1940       the Board                                                                        European Oil Royalty
                                                                                                          Trust.

Stephen J. Gutman        Director        1986-present      Senior Associate, Corcoran            52       None
DOB: May 10, 1943                                          Group (Real Estate) (October
                                                           2003-present); Partner and
                                                           Member of Managing Directors,
                                                           Beau Brummel-Soho LLC
                                                           (Licensing of menswear
                                                           specialty retailing and other
                                                           activities) (June 1988 to
                                                           present)

Peter A. Harbeck(3)       Director        1995-present     President, CEO and Director,          99       None
DOB: January 23, 1954                                      SAAMCo. (August 1995 to
                                                           present); Director, AIG
                                                           SunAmerica Capital Services,
                                                           Inc. ("SACS") (August 1993 to
                                                           present) President and CEO,
                                                           AIG AdvisorGroup, Inc. (June
                                                           2004 to present)

William J. Shea          Director        2004-present      President and CEO, Conseco,           52       Chairman of the
DOB: February 9, 1948                                      Inc. (Financial Services)                      Board, Royal and
                                                           (2001-2004); Chairman of the                   SunAlliance, U.S.A.,
                                                           Board of Centennial                            Inc. (March 2005 to
                                                           Technologies, Inc. (1998 to                    present); Director,
                                                           2001); Vice Chairman, Bank                     Boston Private
                                                           Boston Corp. (1993-1998)                       Holdings (October
                                                                                                          2004 to present)

[AIG SunAmerica Mutual Funds LOGO]

SunAmerica Focused Portfolios

                                                                                             NUMBER OF
                                             TERM OF                                         PORTFOLIOS
                            POSITION        OFFICE AND                                        IN FUND             OTHER
         NAME,             HELD WITH        LENGTH OF                                         COMPLEX         DIRECTORSHIPS
      ADDRESS AND          SUNAMERICA          TIME             PRINCIPAL OCCUPATIONS       OVERSEEN BY          HELD BY
    DATE OF BIRTH*          COMPLEX         SERVED(4)            DURING PAST 5 YEARS        DIRECTOR(1)        DIRECTOR(2)
----------------------   -------------   ---------------   ------------------------------   -----------   --------------------
OFFICERS

Vincent M. Marra         President       2004-present      Senior Vice President and            N/A       N/A
DOB: May 28, 1950                                          Chief Operating Officer,
                                                           SAAMCo (February 2003 to
                                                           Present); Chief Administrative
                                                           Officer, Chief Operating
                                                           Officer and Chief Financial
                                                           Officer, Carret & Co., LLC
                                                           (June 2002 to February 2003);
                                                           President and Chief Operating
                                                           Officer, Bowne Digital
                                                           Solutions (1999 to May 2002)

Donna M. Handel          Treasurer       2002-present      Assistant Treasurer (1993 to         N/A       N/A
DOB: June 25, 1966                                         2002); Senior Vice President,
                                                           SAAMCo (December 2004 to
                                                           Present); Vice President,
                                                           SAAMCo (1997 to December 2004)

Gregory N. Bressler      Secretary and   September 2005    Senior Vice President and            N/A       N/A
DOB: November 17, 1966   Chief Legal     to Present        General Counsel, SAAMCo (June
                         Officer                           2005 to Present); Vice
                                                           President and Director of U.S.
                                                           Asset Management Compliance,
                                                           Goldman Sachs Asset
                                                           Management, L.P. (June 2004 to
                                                           June 2005); Deputy General
                                                           Counsel, Credit Suisse Asset
                                                           Management, LLC. (June
                                                           2002-June 2004; Counsel,
                                                           Credit Suisse Asset
                                                           Management, LLC (January
                                                           2000-June 2002).

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund (1 fund), SunAmerica Focused Alpha Large-Cap Fund (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 portfolios).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Advisor and a director of the principal underwriter of, the Fund.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 10 of the financial statements.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

[AIG SunAmerica Mutual Funds LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES
   SAMUEL M. EISENSTAT
   PETER A. HARBECK
   DR. JUDITH L. CRAVEN
   WILLIAM F. DEVIN
   STEPHEN J. GUTMAN
   JEFFREY S. BURUM
   WILLIAM J. SHEA

OFFICERS
   VINCENT M. MARRA, PRESIDENT
   DONNA M. HANDEL, TREASURER
   J. STEVEN NEAMTZ, VICE PRESIDENT
   TIMOTHY PETTEE, VICE PRESIDENT
   CYNTHIA GIBBONS, VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER GREGORY N. BRESSLER, CHIEF LEGAL OFFICER AND SECRETARY GREGORY R. KINGSTON, VICE PRESIDENT AND ASSISTANT TREASURER NORI L. GABERT, VICE PRESIDENT AND ASSISTANT SECRETARY
   COREY A. ISSING, ASSISTANT SECRETARY
   SHAWN PARRY, ASSISTANT TREASURER

INVESTMENT ADVISER
   AIG SUNAMERICA ASSET MANAGEMENT CORP.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
   AIG SUNAMERICA CAPITAL SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
   AIG SUNAMERICA FUND SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
   STATE STREET BANK AND TRUST COMPANY
   P.O. BOX 419572
   KANSAS CITY, MO 64141-6572

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Fund's portfolio which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling
(800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, the Fund's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

SUNAMERICA FOCUSED PORTFOLIOS

STYLE-SPECIFIC FOCUSED PORTFOLIOS
An Institutional Approach to Retail Investing

FOCUSED LARGE-CAP VALUE

[DVM DREMAN VALUE MANAGEMENT, L.L.C. LOGO]

[MERCURY ADVISIORS LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED MID-CAP VALUE

[KAMCO LOGO]

[REICH&TANG LOGO]

[KINETICS MUTUAL FUNDS, INC. LOGO]


FOCUSED SMALL-CAP VALUE

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]

[BP BOSTON PARTNERS ASSET MANAGEMENT, L.P. LOGO]

[ALLEGIANT LOGO]


FOCUSED GROWTH AND INCOME

[MARSICO CAPITAL MANAGEMENT, LLC(R) LOGO]

[THRONBURG INVESTMENT MANAGEMENT LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED LARGE-CAP GROWTH

[MARISCO CAPITAL MANAGEMENT, LLC LOGO]

[ALGER LOGO]

[NAVELLIER CALCULATED INVESTING LOGO]


FOCUSED MID-CAP GROWTH

[TIMESSQUARE CAPITAL MANAGEMENT, INC. LOGO]

[EAGLE ASSET MANAGEMENT, INC. LOGO]

[MUNDERCAPITAL LOGO]


FOCUSED SMALL-CAP GROWTH

[OBERWEIS ASSET MANAGEMENT, INC. LOGO]

[BARON LOGO]

DEUTSCHE ASSET MANAGEMENT

A Member of the
[DEUTSCHE BANK GROUP LOGO]


OTHER FOCUSED PORTFOLIOS

-    FOCUSED DIVIDEND STRATEGY
        AIG SunAmerica ASset Management

-    FOCUSED MULTI-CAP VALUE
        Third Avenue Management
        Northern Trust Investments
        JPMorgan Asset Management

-    FOCUSED MULTI-CAP GROWTH
        Janus Capital Group
        Credit Suisse Asset Management
        AIG SunAmerica Asset Management

-    FOCUSED INTERNATIONAL EQUITY
        Marsico Capital Management
        Oakmark Funds (Harris Associates)
        Henderson Global Investors

-    FOCUSED TECHNOLOGY
        RCM Capital Management
        BAMCO, Inc. ("Baron")
        AIG SunAmerica Asset Management

All managers as of June 1, 2006

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311
800-858-8850 X6003
WWW.SUNAMERICAFUNDS.COM

                                              [AIG SunAmerica Mutual Funds LOGO]

[AIG SunAmerica Mutual Funds LOGO]

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

FOSAN - 4/06

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a)   (1) Not applicable.

           (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

           (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:  /s/ Vincent M. Marra
     ------------------------
     Vincent M. Marra
     President

Date: July 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Vincent M. Marra
     ------------------------
     Vincent M. Marra
     President

Date: July 6, 2006

By:  /s/ Donna M. Handel
     ------------------------
     Donna M. Handel
     Treasurer

Date: July 6, 2006